As filed with the Securities and Exchange Commission on February 10, 2017
1933 Act Registration No. 33-3677
1940 Act Registration No. 811-4603
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 55	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 56	☒
(Check appropriate box or boxes)
THRIVENT SERIES FUND, INC.
(Exact Name of Registrant as Specified in Charter)

625 FOURTH AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55415
(Address of Principal Executive Offices)

(612) 844-4198
(Registrant’s Telephone Number, including Area Code)

MICHAEL W. KREMENAK
SECRETARY AND CHIEF LEGAL OFFICER
THRIVENT SERIES FUND, INC.
625 FOURTH AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55415
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☒	on April 28, 2017 pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Thrivent Series Fund, Inc.
Prospectus
April 28, 2017
Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Thrivent Growth and Income Plus Portfolio
Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Portfolio
Thrivent Opportunity Income Plus Portfolio
Thrivent Partner Healthcare Portfolio
Thrivent Partner Emerging Markets Equity Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Low Volatility Equity Portfolio
Thrivent Multidimensional Income Portfolio
Thrivent High Yield Portfolio
Thrivent Income Portfolio
Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Money Market Portfolio
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Thrivent Aggressive Allocation Portfolio

Investment Objective
Thrivent Aggressive Allocation Portfolio seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Because the Portfolio invests, in part, in other Thrivent mutual funds (the “Underlying Portfolios”), you will bear: (1) the fees and expenses directly incurred by the Portfolio itself, and (2) the expenses associated with the Portfolio’s investments in the Underlying Portfolios. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Acquired Fund (Underlying Fund) Fees and Expenses	-
Total Annual Fund Operating Expenses	-
Less Expense Reimbursement[1]	-
Net Annual Fund Operating Expenses	-
[1]	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Aggressive Allocation Portfolio	-	-	-	-
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Portfolios. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 60% of the average value of its portfolio. The Portfolio’s portfolio turnover rate does not reflect the portfolio turnover rate of the Underlying Portfolios. While the Portfolio does not pay transaction costs for buying and selling shares of the Underlying Portfolios, the Portfolio will indirectly bear the expenses associated with portfolio turnover of the Underlying Portfolios.
Principal Strategies
The Portfolio pursues its objective by investing in a combination of Underlying Portfolios and directly held financial instruments. The Portfolio uses a prescribed asset allocation strategy involving a two-step process. The first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, equity securities and debt securities). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style (such as growth or value), or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. The Portfolio may buy and sell equity index futures to either hedge its exposure or obtain exposure to the equity investments that comprise a particular stock market index. An equity index future is a cash-settled futures contract on the value of a particular stock market index. The Portfolio may also enter into credit default swap agreements on security indexes. The Portfolio may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.
The Portfolio will generally make the following allocations between the broad asset categories listed below.
Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	95%	75-100%
Debt Securities	5%	0-25%
The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. Thrivent Financial for Lutherans, the Portfolio’s adviser (“Thrivent Financial” or the “Adviser”), will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.
The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Portfolios without shareholder approval or advance notice to shareholders. The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.
Equity Securities
Small Cap
Thrivent Small Cap Stock Portfolio
Mid Cap
Thrivent Mid Cap Stock Portfolio
Large Cap
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
International
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner Emerging Markets Equity Portfolio
Other
Thrivent Growth and Income Plus Portfolio
Thrivent Balanced Income Plus Portfolio
Thrivent Real Estate Securities Portfolio

Debt Securities
High Yield Bonds
Thrivent High Yield Portfolio
Intermediate/Long-Term Bonds
Thrivent Income Portfolio
Short-Term/Intermediate Bonds
Thrivent Limited Maturity Bond Portfolio
Other
Thrivent Diversified Income Plus Portfolio
Thrivent Opportunity Income Plus Portfolio

Short-Term Debt Securities
Money Market
Thrivent Money Market Portfolio
Thrivent Cash Management Trust
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.
Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Underperformance in the equity markets would have a material adverse effect on the Portfolio's total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Underlying Portfolio Risk. The performance of the Portfolio is dependent, in part, upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company.
Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time, equity investments may fall out of favor as compared to investments in debt securities, and vice versa. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.
Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Real Estate Industry Risk. To the extent the Portfolio allocates assets to companies in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on companies in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.
Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.
High Yield Risk. High yield securities – commonly known as “junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.
Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds, and the

MSCI All Country World Index ex-USA—USD Net Returns, which measures the performance of stock markets in developed and emerging markets countries throughout the world (excluding the U.S.). Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Aggressive Allocation Portfolio	1 Year	5 Years	10 Years
	-%	-%	-%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
MSCI All Country World Index ex-USA - USD Net Returns (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial.
Portfolio Manager(s)
Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio managers of the Portfolio since its inception in 2005. Darren M. Bagwell, CFA and Stephen D. Lowe, CFA have served as portfolio managers of the portfolios since April of 2016. Mr. Swansen joined Thrivent Financial in 2003 and is the Chief Investment Officer of Thrivent Financial and Thrivent Asset Management, LLC and serves as the team leader. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is a Senior Equity Portfolio Manager. Mr. Lowe has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2009.
Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Moderately Aggressive Allocation Portfolio

Investment Objective
Thrivent Moderately Aggressive Allocation Portfolio seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Because the Portfolio invests, in part, in other Thrivent mutual funds (the “Underlying Portfolios”), you will bear: (1) the fees and expenses directly incurred by the Portfolio itself, and (2) the expenses associated with the Portfolio’s investments in the Underlying Portfolios. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Acquired Fund (Underlying Fund) Fees and Expenses	-
Total Annual Fund Operating Expenses	-
Less Expense Reimbursement[1]	-
Net Annual Fund Operating Expenses	-
[1]	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Moderately Aggressive Allocation Portfolio	-	-	-	-
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Portfolios. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 91% of the average value of its portfolio. The Portfolio’s portfolio turnover rate does not reflect the portfolio turnover rate of the Underlying Portfolios. While the Portfolio does not pay transaction costs for buying and selling shares of the Underlying Portfolios, the Portfolio will indirectly bear the expenses associated with portfolio turnover of the Underlying Portfolios.
Principal Strategies
The Portfolio pursues its objective by investing in a combination of Underlying Portfolios and directly held financial instruments. The Portfolio uses a prescribed asset allocation strategy involving a two-step process. The first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, equity securities and debt securities). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style (such as growth or value), or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. The Portfolio may buy and sell equity index futures to either hedge its exposure or obtain exposure to the equity investments that comprise a particular stock market index. An equity index future is a cash-settled futures contract on the value of a particular stock market index. The Portfolio may also enter into credit default swap agreements on security indexes. The Portfolio may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.
The Portfolio will generally make the following allocations between the broad asset categories listed below.
Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	77%	55-90%
Debt Securities	23%	10-40%
The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.
The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Portfolios without shareholder approval or advance notice to shareholders. The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.
Equity Securities
Small Cap
Thrivent Small Cap Stock Portfolio
Mid Cap
Thrivent Mid Cap Stock Portfolio
Large Cap
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
International
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner Emerging Markets Equity Portfolio
Other
Thrivent Growth and Income Plus Portfolio
Thrivent Balanced Income Plus Portfolio
Thrivent Real Estate Securities Portfolio

Debt Securities
High Yield Bonds
Thrivent High Yield Portfolio
Intermediate/Long-Term Bonds
Thrivent Income Portfolio
Short-Term/Intermediate Bonds
Thrivent Limited Maturity Bond Portfolio
Other
Thrivent Diversified Income Plus Portfolio
Thrivent Opportunity Income Plus Portfolio

Short-Term Debt Securities
Money Market
Thrivent Money Market Portfolio
Thrivent Cash Management Trust
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.
Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Underperformance in the equity markets would have a material adverse effect on the Portfolio's total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Underlying Portfolio Risk. The performance of the Portfolio is dependent, in part, upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and the value of the Portfolio. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.
Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time, equity investments may fall out of favor as compared to investments in debt securities, and vice versa. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.
Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.
High Yield Risk. High yield securities – commonly known as “junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.
Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds, and the MSCI All Country World Index ex-USA—USD Net Returns, which measures the performance of stock markets in developed and emerging markets countries throughout the world (excluding the U.S.). Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Moderately Aggressive Allocation Portfolio	1 Year	5 Years	10 Years
	-%	-%	-%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
MSCI All Country World Index ex-USA - USD Net Returns (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial.
Portfolio Manager(s)
Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio managers of the Portfolio since its inception in 2005. Darren M. Bagwell, CFA and Stephen D. Lowe, CFA have served as portfolio managers of the portfolios since April of 2016. Mr. Swansen joined Thrivent Financial in 2003 and is the Chief Investment Officer of Thrivent Financial and Thrivent Asset Management,
LLC and serves as the team leader. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is a Senior Equity Portfolio Manager. Mr. Lowe has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2009.
Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Moderate Allocation Portfolio

Investment Objective
Thrivent Moderate Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Because the Portfolio invests, in part, in other Thrivent mutual funds (the “Underlying Portfolios”), you will bear: (1) the fees and expenses directly incurred by the Portfolio itself, and (2) the expenses associated with the Portfolio’s investments in the Underlying Portfolios. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Acquired Fund (Underlying Fund) Fees and Expenses	-
Total Annual Fund Operating Expenses	-
Less Expense Reimbursement[1]	-
Net Annual Fund Operating Expenses	-
[1]	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Moderate Allocation Portfolio	-	-	-	-
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Portfolios. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 153% of the average value of its portfolio. The Portfolio’s portfolio turnover rate does not reflect the portfolio turnover rate of the Underlying Portfolios. While the Portfolio does not pay transaction costs for buying and selling shares of the Underlying Portfolios, the Portfolio will indirectly bear the expenses associated with portfolio turnover of the Underlying Portfolios.
Principal Strategies
The Portfolio pursues its objective by investing in a combination of Underlying Portfolios and directly held financial instruments. The Portfolio uses a prescribed asset allocation strategy involving a two-step process. The first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, equity securities and debt securities). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style (such as growth or value), or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. The Portfolio may buy and sell equity index futures to either hedge its exposure or obtain exposure to the equity investments that comprise a particular stock market index. An equity index future is a cash-settled futures contract on the value of a particular stock market index. The Portfolio may also enter into credit default swap agreements on security indexes. The Portfolio may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.
The Portfolio will generally make the following allocations between the broad asset categories listed below.
Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	57%	35-75%
Debt Securities	43%	25-55%
The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.
The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Portfolios without shareholder approval or advance notice to shareholders. The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.
Equity Securities
Small Cap
Thrivent Small Cap Stock Portfolio
Mid Cap
Thrivent Mid Cap Stock Portfolio
Large Cap
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
International
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner Emerging Markets Equity Portfolio
Other
Thrivent Growth and Income Plus Portfolio
Thrivent Balanced Income Plus Portfolio
Thrivent Real Estate Securities Portfolio

Debt Securities
High Yield Bonds
Thrivent High Yield Portfolio
Intermediate/Long-Term Bonds
Thrivent Income Portfolio
Short-Term/Intermediate Bonds
Thrivent Limited Maturity Bond Portfolio
Other
Thrivent Diversified Income Plus Portfolio
Thrivent Opportunity Income Plus Portfolio

Short-Term Debt Securities
Money Market
Thrivent Money Market Portfolio
Thrivent Cash Management Trust
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.
Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Underperformance in the equity markets or debt markets would have a material adverse effect on the Portfolio's total return given its significant allocation to both equity securities and debt securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Underlying Portfolio Risk. The performance of the Portfolio is dependent, in part, upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and the value of the Portfolio. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.
Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time, equity investments may fall out of favor as compared to investments in debt securities, and vice versa. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.
Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Real Estate Industry Risk. To the extent the Portfolio allocates assets to companies in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on companies in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.
Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.
High Yield Risk. High yield securities – commonly known as “junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.
Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds, and the

MSCI All Country World Index ex-USA—USD Net Returns, which measures the performance of stock markets in developed and emerging markets countries throughout the world (excluding the U.S.). Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Moderate Allocation Portfolio	1 Year	5 Years	10 Years
	-%	-%	-%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
MSCI All Country World Index ex-USA - USD Net Returns (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial.
Portfolio Manager(s)
Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio managers of the Portfolio since its inception in 2005. Darren M. Bagwell, CFA and Stephen D. Lowe, CFA have served as portfolio managers of the portfolios since April of 2016. Mr. Swansen joined Thrivent Financial in 2003 and is the Chief Investment Officer of Thrivent Financial and Thrivent Asset Management, LLC and serves as the team leader. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is a Senior Equity Portfolio Manager. Mr. Lowe has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2009.
Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Moderately Conservative Allocation Portfolio

Investment Objective
Thrivent Moderately Conservative Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Because the Portfolio invests, in part, in other Thrivent mutual funds (the “Underlying Portfolios”), you will bear: (1) the fees and expenses directly incurred by the Portfolio itself, and (2) the expenses associated with the Portfolio’s investments in the Underlying Portfolios. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Acquired Fund (Underlying Fund) Fees and Expenses	-
Total Annual Fund Operating Expenses	-
Less Expense Reimbursement[1]	-
Net Annual Fund Operating Expenses	-
[1]	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Moderately Conservative Allocation Portfolio	-	-	-	-
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Portfolios. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 198% of the average value of its portfolio. The Portfolio’s portfolio turnover rate does not reflect the portfolio turnover rate of the Underlying Portfolios. While the Portfolio does not pay transaction costs for buying and selling shares of the Underlying Portfolios, the Portfolio will indirectly bear the expenses associated with portfolio turnover of the Underlying Portfolios.
Principal Strategies
The Portfolio pursues its objective by investing in a combination of Underlying Portfolios and directly held financial instruments. The Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, debt securities and equity securities). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on maturity, duration, security type or credit rating for debt securities, or market capitalization, investment style (such as growth or value), or economic sector for equity securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. The Portfolio may buy and sell equity index futures to either hedge its exposure or obtain exposure to the equity investments that comprise a particular stock market index. An equity index future is a cash-settled futures contract on the value of a particular stock market index. The Portfolio may also enter into credit default swap agreements on security indexes. The

Portfolio may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.
The Portfolio will generally make the following allocations between the broad asset categories listed below.
Broad Asset Category	Target Allocation	Allocation Range
Debt Securities	63%	35-75%
Equity Securities	37%	25-65%
The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.
The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Portfolios without shareholder approval or advance notice to shareholders. The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.
Debt Securities
High Yield Bonds
Thrivent High Yield Portfolio
Intermediate/Long-Term Bonds
Thrivent Income Portfolio
Short-Term/Intermediate Bonds
Thrivent Limited Maturity Bond Portfolio
Other
Thrivent Diversified Income Plus Portfolio
Thrivent Opportunity Income Plus Portfolio

Equity Securities
Small Cap
Thrivent Small Cap Stock Portfolio
Mid Cap
Thrivent Mid Cap Stock Portfolio
Large Cap
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
International
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner Emerging Markets Equity Portfolio
Other
Thrivent Growth and Income Plus Portfolio
Thrivent Balanced Income Plus Portfolio
Thrivent Real Estate Securities Portfolio

Short-Term Debt Securities
Money Market
Thrivent Money Market Portfolio
Thrivent Cash Management Trust
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.
Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Underperformance in the equity markets or debt markets would have a material adverse effect on the Portfolio's total returns given its significant allocation to equity securities and debt securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Underlying Portfolio Risk. The performance of the Portfolio is dependent, in part, upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and the value of the Portfolio. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.
Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time, debt investments may fall out of favor as compared to investments in equity securities, and vice versa. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.
Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.
High Yield Risk. High yield securities – commonly known as “junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.
Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds, and the MSCI All Country World Index ex-USA—USD Net Returns, which measures the performance of stock markets in developed and emerging markets countries throughout the world (excluding the U.S.). Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Moderately Conservative Allocation Portfolio	1 Year	5 Years	10 Years
	-%	-%	-%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
MSCI All Country World Index ex-USA - USD Net Returns (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial.
Portfolio Manager(s)
Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio managers of the Portfolio since its inception in 2005. Darren M. Bagwell, CFA and Stephen D. Lowe, CFA have served as portfolio managers of the portfolios since April of 2016. Mr. Swansen joined Thrivent Financial in 2003 and is the Chief Investment Officer of
Thrivent Financial and Thrivent Asset Management, LLC and serves as the team leader. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is a Senior Equity Portfolio Manager. Mr. Lowe has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2009.
Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Growth and Income Plus Portfolio

Investment Objective
Thrivent Growth and Income Plus Portfolio seeks long-term capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Acquired Fund (Underlying Fund) Fees and Expenses	-
Total Annual Fund Operating Expenses	-
Less Expense Reimbursement[1]	-
Net Annual Fund Operating Expenses	-
[1]	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Growth and Income Plus Portfolio	-	-	-	-
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 191% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests in a combination of equity securities and debt securities within the ranges shown in the following table:
Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	70%	50-90%
Debt Securities	30%	10-50%
The equity securities in which the Portfolio invests are primarily income-producing and may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. Under normal circumstances, the Portfolio intends to invest in real estate investment trusts (“REITs”).
The debt securities in which the Portfolio invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser. The Portfolio may also invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. In addition, the Portfolio may invest in investment-grade corporate bonds, asset-backed securities, mortgage-backed securities (including commercially backed ones), convertible bonds, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated).
The Portfolio may utilize derivatives for investment exposure or hedging purposes, including credit default swap agreements on security indexes. The Portfolio may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.
The Portfolio may invest in foreign securities, including those of issuers in emerging markets.
The Portfolio may invest in exchange-traded funds (“ETFs”), which are investment companies generally designed to track the performance of a securities or other index, including industry, sector, country and region indexes.
The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.
The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell.
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.
Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Portfolios' total return given their significant allocation to equity securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and the value of the Portfolio. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.
Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Portfolio’s shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Portfolio’s shares may fluctuate significantly in the short term.
Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.
Preferred Securities Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.
Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.
Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
High Yield Risk. High yield securities to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.
Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds and leveraged loans have a less liquid resale market. In addition, dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result, the Adviser may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.
Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Real Estate Investment Trust (“REIT”) Risk. REITs generally can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Portfolio will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-year and five-year periods and since inception compared to broad-based securities market indices. These indices are the MSCI World Index—USD Net Returns, which measures the performance of stock markets in developed countries throughout the world, the Barclays U.S. Mortgage-Backed Securities Index, which covers the mortgage-backed securities component of the Barclays U.S. Aggregate Bond Index, and the Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which represents the performance of high yield corporate bonds rated Ba or B, with a maximum allocation of 2% to any one issuer. The Barclays U.S. High Yield Loan Index has been decommissioned; performance is no longer available after September 30, 2016. Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
Effective August 16, 2013, based on approval of the Portfolio’s Board of Directors, the Portfolio’s investment objective and principal strategies were changed, which had the effect of converting the Portfolio from one which invested at least 80% of its assets in income-producing equity securities to one which invests in a combination of equity securities and debt securities. At the same time, the Portfolio’s name changed from Thrivent Equity Income Plus Portfolio to Thrivent Growth and Income Plus Portfolio. As a result, performance information presented below with respect to periods prior to August 16, 2013, reflects the performance of an investment portfolio that was materially different from the investment portfolio of Thrivent Growth and Income Plus Portfolio.
The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assumes that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Growth and Income Plus Portfolio	1 Year	5 Years	Since Inception (4/30/08)
	-%	-%	-%
MSCI World Index-USD Net Returns (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Barclays U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Barclays U.S. High Yield Loan Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Barclays U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial.
Portfolio Manager(s)
Stephen D. Lowe, CFA has served as a portfolio manager of the Portfolio since 2013. Mark L. Simenstad, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA have served as portfolio managers of the Portfolio since 2015. John T. Groton, Jr., CFA has served as a portfolio manager of the Portfolio since 2016. Mr. Lowe has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2009. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Groton has been with Thrivent Financial since 2007 in an investment management capacity and currently is the firm’s Director of Equity Research. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as an equity portfolio manager since 2003.
Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Balanced Income Plus Portfolio

Investment Objective
The Thrivent Balanced Income Plus Portfolio seeks long-term total return through a balance between income and the potential for long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Balanced Income Plus Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Acquired Fund (Underlying Fund) Fees and Expenses	-
Total Annual Fund Operating Expenses	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Balanced Income Plus Portfolio	-	-	-	-
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 147% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests in a combination of equity securities and debt securities within the ranges shown in the following table:
Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	50%	25-75%
Debt Securities	50%	25-75%
The equity securities in which the Portfolio invests are primarily income-producing and may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. Under normal circumstances, the Portfolio intends to invest in real estate investment trusts (“REITs”).
The debt securities in which the Portfolio invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser. The Portfolio may also invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. In addition, the Portfolio may invest in investment-grade corporate bonds, asset-backed securities, mortgage-backed securities (including commercially backed ones), convertible bonds, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated).
The Portfolio may utilize derivatives for investment exposure or hedging purposes, including credit default swap agreements on security indexes. The Portfolio may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.
The Portfolio may invest in foreign securities, including those of issuers in emerging markets.
The Portfolio may invest in exchange-traded funds (“ETFs”), which are investment companies generally designed to track the performance of a securities or other index, including industry, sector, country and region indexes.
The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.
The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell.
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.
Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Underperformance in the equity markets or debt markets would have a material adverse effect on the Portfolio's total return given its significant allocation to both equity securities and debt securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and the value of the Portfolio. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.
Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Portfolio’s shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Portfolio’s shares may fluctuate significantly in the short term.
Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.
Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.
Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to

U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.
High Yield Risk. High yield securities to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.
Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds and leveraged loans have a less liquid resale market. In addition, dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result, the Adviser may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.
Preferred Securities Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Real Estate Investment Trust (“REIT”) Risk. REITs generally can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Portfolio will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. These indices are the MSCI World Index—USD Net Returns, which measures the performance of stock markets in developed countries throughout the world, the Barclays U.S. Mortgage-Backed Securities Index, which covers the mortgage-backed securities component of the Barclays U.S. Aggregate Bond Index, and the Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which represents the performance of high yield corporate bonds rated Ba or B, with a maximum allocation of 2% to any one issuer. The Barclays U.S. High Yield Loan Index has been decommissioned; performance is no longer available after September 30, 2016. Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
Effective August 16, 2013, based on approval of the Portfolio’s Board of Directors and notice to Portfolio shareholders, the Portfolio’s principal strategies were changed, which had the effect of converting the Portfolio from one which incorporated the strategies of the Thrivent Large Cap Index and the Thrivent Bond Index Portfolios to one which invests in a combination equity securities and debt securities. At the same time, the Portfolio’s name changed from Thrivent Balanced Portfolio to Thrivent Balanced Income Plus Portfolio. As a result, performance information presented below with respect to periods prior to August 16, 2013, reflects the performance of an investment portfolio that was materially different from the investment portfolio of Thrivent Balanced Income Plus Portfolio.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Balanced Income Plus Portfolio	1 Year	5 Years	10 Years
	-%	-%	-%
MSCI World Index-USD Net Returns (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Barclays U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Barclays U.S. High Yield Loan Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Barclays U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial.
Portfolio Manager(s)
Stephen D. Lowe, CFA has served as a portfolio manager of the Portfolio since 2013. Mark L. Simenstad, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA have served as portfolio managers of the Portfolio since 2015. John T. Groton, Jr., CFA has served as a portfolio manager of the Portfolio since 2016. Mr. Groton has been with Thrivent Financial since 2007 in an investment management capacity and currently is the firm’s Director of Equity Research. Mr. Lowe has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2009. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as an equity portfolio manager since 2003.
Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Diversified Income Plus Portfolio

Investment Objective
Thrivent Diversified Income Plus Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Acquired Fund (Underlying Fund) Fees and Expenses	-
Total Annual Fund Operating Expenses	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Diversified Income Plus Portfolio	-	-	-	-
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 113% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests in a combination of equity securities and debt securities within the ranges shown in the following table:
Broad Asset Category	Target Allocation	Allocation Range
Debt Securities	70%	50-90%
Equity Securities	30%	10-50%
The equity securities in which the Portfolio invests are primarily income-producing and may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. Under normal circumstances, the Portfolio intends to invest in real estate investment trusts (“REITs”).
The debt securities in which the Portfolio invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser. The Portfolio may also invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. In addition, the Portfolio may invest in investment-grade corporate bonds, asset-backed securities, mortgage-backed securities (including commercially backed ones), convertible bonds, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated).
The Portfolio may utilize derivatives for investment exposure or hedging purposes, including credit default swap agreements on security indexes. The Portfolio may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.
The Portfolio may invest in foreign securities, including those of issuers in emerging markets.
The Portfolio may invest in exchange-traded funds (“ETFs”), which are investment companies generally designed to track the performance of a securities or other index, including industry, sector, country and region indexes.
The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.
The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell.
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.
Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the fixed income markets would have a material adverse effect on the Portfolio's total return given its significant allocation to fixed income securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.
High Yield Risk. High yield securities to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.
Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.
Preferred Securities Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and the value of the Portfolio. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.
Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Portfolio’s shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Portfolio’s shares may fluctuate significantly in the short term.
Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds and leveraged loans have a less liquid resale market. In addition, dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result, the Adviser may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.
Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Real Estate Investment Trust (“REIT”) Risk. REITs generally can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the

Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Portfolio will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. These indices are the MSCI World Index—USD Net Returns, which measures the performance of stock markets in developed countries throughout the world, the Barclays U.S. Mortgage-Backed Securities Index, which covers the mortgage-backed securities component of the Barclays U.S. Aggregate Bond Index, and the Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which represents the performance of high yield corporate bonds rated Ba or B, with a maximum allocation of 2% to any one issuer. The Barclays U.S. High Yield Loan Index has been decommissioned; performance is no longer available after September 30, 2016.
Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
Effective June 30, 2006, based on approval of the Portfolio’s Board of Directors and notice to Portfolio shareholders, the Portfolio’s investment objective and principal strategies were changed, which had the effect of converting the Portfolio from one which invested at least 80% of its assets in high-yield securities to one which invests in a combination of debt securities and equity securities. At the same time, the Portfolio’s name changed from Thrivent High Yield Portfolio II to Thrivent Diversified Income Plus Portfolio. As a result, performance information presented below with respect to periods prior to June 30, 2006, reflects the performance of an investment portfolio that was materially different from the investment portfolio of Thrivent Diversified Income Plus Portfolio.
The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Diversified Income Plus Portfolio	1 Year	5 Years	10 Years
	-%	-%	-%
MSCI World Index-USD Net Returns (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Barclays U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Barclays U.S. High Yield Loan Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Barclays U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial.
Portfolio Manager(s)
Mark L. Simenstad, CFA has served as a portfolio manager of the Portfolio since 2006. Stephen D. Lowe, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA have served as portfolio managers of the Portfolio since 2015. John T. Groton, Jr., CFA has served as a portfolio manager of the Portfolio since 2016. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Lowe has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2009. Mr. Groton has been with Thrivent Financial since 2007 in an investment management capacity and currently is the firm’s Director of Equity Research. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as an equity portfolio manager since 2003.
Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Opportunity Income Plus Portfolio

Investment Objective
Thrivent Opportunity Income Plus Portfolio seeks a combination of current income and long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Acquired Fund (Underlying Fund) Fees and Expenses	-
Total Annual Fund Operating Expenses	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Opportunity Income Plus Portfolio	-	-	-	-
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 184% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests in a broad range of debt securities and may invest in equity securities to a limited extent as shown in the following table:
Broad Asset Category	Target Allocation	Allocation Range
Debt Securities	95%	50-100%
Equity Securities	5%	0-50%
The debt securities in which the Portfolio invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser. The Portfolio may also invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. In addition, the Portfolio may invest in investment-grade corporate bonds, asset-backed securities, mortgage-backed securities (including commercially backed ones), convertible bonds, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated).
The Portfolio may utilize derivatives for investment exposure or hedging purposes, including credit default swap agreements on security indexes. The Portfolio may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.
The Portfolio may invest in foreign securities, including those of issuers in emerging markets.
The Portfolio may invest in exchange-traded funds (“ETFs”), which are investment companies generally designed to track the performance of a securities or other index, including industry, sector, country and region indexes.
The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.
The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell.
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.
Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the fixed income markets would have a material adverse effect on the Portfolio's total return given its significant allocation to fixed income securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Portfolio.
Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rates or bond yield levels.
Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.
Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.
Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
High Yield Risk. High yield securities to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.
Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds and leveraged loans have a less liquid resale market. In addition, dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result, the Adviser may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.
Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.
Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Portfolio will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. These indices are the Barclays U.S. Mortgage-Backed Securities Index, which covers the mortgage-backed securities component of the Barclays U.S. Aggregate Bond Index, and the Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which represents the performance of high yield corporate bonds rated Ba or B, with a maximum allocation of 2% to any one issuer. The Barclays U.S. High Yield Loan Index has been decommissioned; performance is no longer available after September 30, 2016. Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
Effective August 16, 2013, based on approval of the Portfolio’s Board of Directors, the Portfolio’s investment objective and principal strategies were changed, which had the effect of converting the Portfolio from one which invested at least 80% of its assets in mortgage-related securities to one which invests in a broad range of fixed-income securities. At the same time, the Portfolio’s name changed from Thrivent Mortgage Securities Portfolio to Thrivent Opportunity Income Plus Portfolio. As a result, performance information presented below with respect to periods prior to August 16, 2013, reflects the performance of an investment portfolio that was materially different from the investment portfolio of Thrivent Opportunity Income Plus Portfolio.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Opportunity Income Plus Portfolio	1 Year	5 Years	10 Years
	-%	-%	-%
Barclays Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Barclays U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Barclays U.S. High Yield Loan Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial.
Portfolio Manager(s)
Gregory R. Anderson, CFA has served as a portfolio manager of the Portfolio since 2003. Michael G. Landreville, CFA, CPA (inactive) and Conrad E.
Smith, CFA have served as portfolio managers of the Portfolio since the 2013. Paul J. Ocenasek, CFA and Kent L. White, CFA have served as portfolio managers of the Portfolio since 2015. Mr. Anderson has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000. Mr. Landreville has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998. Mr. Smith has been with Thrivent Financial since 2004 and also manages the leveraged loan portfolio and the high yield bond portfolio of Thrivent Financial’s general account. Mr. Ocenasek has been with Thrivent Financial since 1987 and has served in a portfolio management capacity since 1997. Mr. White is the Director of Investment Grade Research at Thrivent Financial and has been with the firm since 1999.
Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Partner Healthcare Portfolio

Investment Objective
Thrivent Partner Healthcare Portfolio seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Total Annual Fund Operating Expenses	-
Less Expense Reimbursement[1]	-
Net Annual Fund Operating Expenses	-
[1]	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Partner Healthcare Portfolio	-	-	-	-
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 73% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in the securities of companies that are engaged in the development, production or distribution of pharmaceutical, generic, biotechnology and medical technology products or services (“healthcare companies”). Healthcare companies are those that derive at least 50% of their annual revenues from the production of such products and provision of such services or have at least 50% of their assets in such products or services. The Portfolio invests primarily in equity securities of both U.S. and non-U.S. companies (including American Depositary Receipts and issuers in emerging markets) and, as a non-diversified fund under the Investment Company Act of 1940 (the “1940 Act”), focuses its investments in the securities of a relatively few number of issuers. In addition, the Portfolio concentrates its investments in the securities of companies in the healthcare industry, some of which may be small- and medium-sized companies. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in the securities of healthcare companies from 80% to a lesser amount, it will notify you at least 60 days prior to the change.
The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.
Sectoral Asset Management, Inc., the Portfolio’s subadviser, employs fundamental security analysis to individual companies that have been identified through a “bottom-up” approach. In selecting securities for the Portfolio, the subadviser engages in primary research and focuses on the company’s type of business, the company’s pipeline of products and services in development, the financial strength of the company, the company’s commitment to research and development, the validity and marketability of the company’s products and services, and the company’s valuations in the marketplace.
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.
Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of growth companies historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and if a company’s earnings or revenues fall short of expectations its stock price may fall dramatically.
Healthcare Industry Risk. As a sector fund that invests primarily in the healthcare industry, the Portfolio is subject to the risk that the companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting their market segment. Due to the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace.
Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.
Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Non-Diversified Risk. The Portfolio is not “diversified” within the meaning of the 1940 Act. That means the Portfolio may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Portfolio’s performance.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the MSCI World Healthcare Index, which is a capitalization-weighted index of selected health care stocks from around the world. Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Partner Healthcare Portfolio	1 Year	5 Years	Since Inception (4/30/08)
	-%	-%	-%
MSCI World Healthcare Index - USD Net Returns (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial. Thrivent Financial has engaged Sectoral Asset Management Inc. (“Sectoral”) to subadvise the Portfolio.
Portfolio Manager(s)
Stephan Patten, CFA has served as the portfolio manager of the Portfolio since 2008. He joined Sectoral in 2001 as an Assistant Portfolio Manager and became a Portfolio Manager in 2004. In September 2013, Mr.
Patten became a Managing Director of Sectoral. Marc-André Marcotte, CFA serves as back-up portfolio manager of the Portfolio. Mr. Marcotte joined Sectoral in 2006. He is responsible for overseeing the investment research activities at Sectoral. He is also responsible for the coverage of Medical Technology companies. In September 2013, Mr. Marcotte became a Managing Director of Sectoral Asset Management.
Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Partner Emerging Markets Equity Portfolio

Investment Objective
Thrivent Partner Emerging Markets Equity Portfolio seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Total Annual Fund Operating Expenses	-
Less Expense Reimbursement[1]	-
Net Annual Fund Operating Expenses	-
[1]	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Partner Emerging Markets Equity Portfolio	-	-	-	-
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes), at the time of initial purchase, in emerging market equities, including common stock, preferred stock, convertible securities, depositary receipts and rights and warrants to buy common stocks. A security is considered to be an “emerging market” security if issued by a company that Portfolio management has determined meets one or more of the following criteria:
•	is organized under the laws of, and has its principal office in, an emerging market country;
•	has its principal securities trading market in an emerging market country;
•	alone or on a consolidated basis derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in an emerging market country; and/or
•	issues securities denominated in the currency of an emerging market country.
An “emerging market” country is any country determined by the Adviser or subadviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. These emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.
The Portfolio’s investments are ordinarily diversified among regions, countries and currencies.
The Portfolio may invest in securities denominated in U.S. dollars and currencies of emerging market countries in which it may invest. The Portfolio typically has full currency exposure to those markets in which it invests.
The Portfolio may invest in securities of any market capitalization, including small and mid-cap securities.
The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.
Aberdeen Asset Managers Limited (“Aberdeen”), the Portfolio’s subadviser, uses a disciplined investment process based on its proprietary research to determine security selection. Aberdeen seeks to identify “quality” companies, based on factors such as strength of management and business, that trade at reasonable valuations, based on factors such as earnings growth and other key financial measurements. Aberdeen makes investments for the long-term, although it may sell a security when it perceives a company’s business direction or growth prospects to have changed or the company’s valuations are no longer attractive.
Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its net assets invested in emerging market equities from 80% to a lesser amount, it will notify you at least 60 days prior to the change.
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Financial Sector Risk. To the extent that the financials sector continues to represent a significant portion of the Portfolio, the Portfolio will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Portfolio. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.
Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.
Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries, and events in any one country could cause the Portfolio’s share price to decline.
Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.
Foreign Securities Risk. Securities of foreign companies in which the Portfolio invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions – such as Latin America, Asia, Europe, and the Mediterranean region – can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Portfolio’s ability to repatriate capital or income. The Portfolio is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Adviser may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the MSCI Emerging Markets Index - USD Net Returns, which measures the performance of stock markets in developing countries throughout the world. The Fund now compares its returns to MSCI Emerging Markets Index - USD Net Returns because the Adviser believes it more accurately reflects the returns that an investor in the U.S. is able to obtain. Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Partner Emerging Markets Equity Portfolio	1 Year	5 Years	Since Inception (4/30/08)
	-%	-%	-%
MSCI Emerging Markets Index USD Net Returns (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
MSCI Emerging Markets Index USD Gross Returns (reflects no deduction for fees, expenses or taxes)	-%	-%	-%

Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial. Thrivent Financial has engaged Aberdeen Asset Managers Limited (“Aberdeen”) to subadvise the Portfolio.
Portfolio Manager(s)
Aberdeen uses a team-based approach, with the following team members being primarily responsible for day-to-day management. Devan Kaloo has been with Aberdeen since 2000. He is the Head of Global Emerging Markets/Global Head of Equities; he formerly served as a Senior Investment Manager on Aberdeen’s Asian Equity team. Joanne Irvine is the Head of Emerging Markets (ex-Asia) and has been with Aberdeen since 1996. Hugh Young is Managing Director - Asia and has been with Aberdeen since 1985. Mark Gordon-James, CFA, is a Senior Investment Manager and has been with Aberdeen since 2004. Fiona Manning, CFA, is a Senior Investment Manager and has been with Aberdeen since 2005.
Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Real Estate Securities Portfolio

Investment Objective
The Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Total Annual Fund Operating Expenses	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Real Estate Securities Portfolio	-	-	-	-
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Strategies
In seeking to achieve its investment objective, the Portfolio focuses on income-producing common stocks and other equity securities of U.S. real estate companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that are primarily engaged in the real estate industry. This includes companies such as real estate investment trusts (REITs) and other real estate related investments. A real estate company generally derives at least 50% of its revenue from real estate ownership, leasing, management, development, financing or sale of residential, commercial or industrial real estate—or has at least 50% of its assets in real estate. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of assets invested in companies that are primarily engaged in the real estate industry from 80% to a lesser amount, it will notify you at least 60 days prior to such a change.
This Portfolio may invest up to 20% of its assets in equity and fixed income securities of companies which are not principally engaged in the real estate industry or which are not income producing equity securities of companies principally engaged in the U.S. real estate industry.
The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Real Estate Industry Risk. To the extent the Portfolio allocates assets to companies in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on companies in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.
Real Estate Investment Trust (“REIT”) Risk. REITs generally can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and the value of the Portfolio. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.
Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.
Interest Rate Risk. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five-, and ten-year periods compared to a broad-based securities market index. The index is the FTSE NAREIT All Equity REITs Index, which is a capitalization-weighted index of all equity real estate investment trusts. Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Real Estate Securities Portfolio	1 Year	5 Years	10 Years
	-%	-%	-%
FTSE NAREIT All Equity REIT Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial.
Portfolio Manager(s)
Reginald L. Pfeifer, CFA has served as portfolio manager of the Portfolio since its inception in 2003. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as an equity portfolio manager since 2003. Previously, he was the Head of Mortgages and Real Estate from 2002 to 2003 and the Head of Fixed Income from 1998 to 2002.
Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Small Cap Stock Portfolio

Investment Objective
The Thrivent Small Cap Stock Portfolio seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Acquired Fund (Underlying Fund) Fees and Expenses	-
Total Annual Fund Operating Expenses	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Small Cap Stock Portfolio	-	-	-	-
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 90% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. The Adviser focuses mainly in the securities of smaller companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index or the Russell 2000® Index. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of small companies from 80% to a lesser amount, you will be notified at least 60 days prior to the change.
The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser looks for small companies that, in its opinion:
•	have an improving fundamental outlook;
•	have capable management; and
•	are financially sound.
The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.
The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and the value of the Portfolio. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.
Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.
Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Adviser may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell 2000® Index, which is comprised of 2000 of the smaller companies in the Russell 3000® Index.
Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Small Cap Stock Portfolio	1 Year	5 Years	10 Years
	-%	-%	-%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial.
Portfolio Manager(s)
Matthew D. Finn, CFA has served as lead portfolio manager for the Thrivent Small Cap Stock Portfolio since 2013. James M. Tinucci, CFA has served as the associate portfolio manager of the Portfolio since 2015. Mr. Finn has been a portfolio manager at Thrivent Financial since 2004, when he joined Thrivent Financial. Mr. Tinucci has been with Thrivent Financial since 2014, and previously held various positions at Thrivent Financial from 2007 to 2012. Prior to rejoining Thrivent Financial, Mr. Tinucci was a manager at Deloitte Consulting.
Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Small Cap Index Portfolio

Investment Objective
Thrivent Small Cap Index Portfolio seeks capital growth that tracks the performance of the S&P SmallCap 600 Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Total Annual Fund Operating Expenses	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Small Cap Index Portfolio	-	-	-	-
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 20% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80%) in small company common stocks included in the S&P SmallCap 600 Index in the proportions in which they are represented in the Index. This is a passively managed Portfolio, which means that the Adviser does not choose the securities that make up the Portfolio. The S&P SmallCap 600 Index is a capitalization-weighted index comprised of 600 domestic small capitalization stocks chosen for market size, liquidity, and industry representation. The S&P SmallCap 600 Index is adjusted quarterly, and when changes to the index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time. For liquidity reasons, the Portfolio may invest to some degree in money market instruments. The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and the value of the Portfolio. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.
Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.
Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks) often have a less liquid resale market. As a result, the Adviser may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the S&P SmallCap 600 Index, which measures the performance of a group of 600 small-cap stocks. Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Small Cap Index Portfolio	1 Year	5 Years	10 Years
	-%	-%	-%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial.
Portfolio Manager(s)
Kevin R. Brimmer, FSA has served as portfolio manager to the Portfolio since 2002 and has been with Thrivent Financial since 1985.
Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Mid Cap Stock Portfolio

Investment Objective
Thrivent Mid Cap Stock Portfolio seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Total Annual Fund Operating Expenses	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Mid Cap Stock Portfolio	-	-	-	-
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 77% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of mid-sized companies. The Adviser focuses mainly on the securities of mid-sized companies which have market capitalizations similar to those included in widely known indices such as the Russell Midcap® Index or the S&P MidCap 400 Index. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in mid cap securities from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.
The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell. The Adviser generally looks for mid-sized companies that, in its opinion:
•	have prospects for growth in their sales and earnings;
•	are in an industry with a good economic outlook;
•	have high-quality management; and/or
•	have a strong financial position.
The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.
The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and the value of the Portfolio. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five-, and ten-year periods compared to a broad-based securities market index. The index is the Russell Midcap® Index, which measures the performance of the smallest 800 securities in the Russell 1000® Index, as ranked by total market capitalization. Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Mid Cap Stock Portfolio	1 Year	5 Years	10 Years
	-%	-%	-%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial.
Portfolio Manager(s)
Brian J. Flanagan, CFA has been a portfolio manager of the Portfolio since 2004. He has been with Thrivent Financial since 1994 and a portfolio manager since 2000.
Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Mid Cap Index Portfolio

Investment Objective
The Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400 Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Total Annual Fund Operating Expenses	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Mid Cap Index Portfolio	-	-	-	-
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80%) in mid-sized company stocks included in the S&P MidCap 400 Index in the proportions in which they are represented in the Index. This is a passively managed Portfolio, which means that the Adviser does not actively choose the securities that should make up the Portfolio. The S&P MidCap 400 Index is a capitalization weighted index of 400 medium capitalization stocks chosen for market size, liquidity, and industry representation. The S&P MidCap 400 Index is adjusted quarterly and when changes to the index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from the index. For liquidity reasons, the Portfolio may invest, to some degree, in money market instruments. The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and the value of the Portfolio. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.
Foreign Securities Risk. To the extent the Portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the S&P MidCap 400 Index, which measures the performance of 400 mid-cap stocks. Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Mid Cap Index Portfolio	1 Year	5 Years	10 Years
	-%	-%	-%
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial.
Portfolio Manager(s)
Kevin R. Brimmer, FSA has served as portfolio manager to the Portfolio since 2002 and has been with Thrivent Financial since 1985.
Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Partner Worldwide Allocation Portfolio

Investment Objective
Thrivent Partner Worldwide Allocation Portfolio seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Total Annual Fund Operating Expenses	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Partner Worldwide Allocation Portfolio	-	-	-	-
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 76% of the average value of its portfolio.
Principal Strategies
The Portfolio seeks to achieve its objective by investing primarily in equity and debt securities of issuers throughout the world. The Portfolio seeks to diversify its portfolio broadly among developed and emerging countries and among multiple asset classes. Under normal market conditions, the Portfolio invests at least 40% of its net assets in foreign assets. If market conditions are not deemed favorable by the Portfolio’s investment adviser, the Portfolio could invest a lower percentage but at least 30% of its net assets in foreign assets. A foreign asset could be an investment in an issuer that is organized under the laws of a foreign jurisdiction; that is traded principally in a foreign country; that derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets in a foreign country; or that otherwise exposes the Portfolio to the economic fortunes and risks of a foreign country.
The debt securities in which the Portfolio invests may be of any maturity or credit quality and may include high-yield, high-risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield, high-risk debt securities are rated within or below the “BB” major rating category by Standard & Poor’s or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality. The interest rates of the Portfolio’s debt securities may be fixed, floating or subject to periodic reset provisions.
The Adviser will make asset allocation decisions among the various asset classes and has selected multiple subadvisers, although the Adviser will directly manage the Portfolio’s assets that are allocated to international large-cap value securities and U.S. securities. The subadvisers invest independently of one another and use their own methodologies for selecting assets.
The Portfolio will generally make the following allocations among the broad asset classes listed below:

International large-cap growth	0-45%
International large-cap value	0-45%
Emerging markets equity	0-30%
Emerging markets debt	0-30%
International small- and mid-cap equities	0-30%
U.S. securities	0-20%
The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performances among asset classes. These allocations may change without shareholder approval or advance notice to shareholders to the extent consistent with applicable law.
The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.
Principal Global Investors, LLC manages the international large-cap growth assets. Aberdeen Asset Managers Limited manages the emerging markets equity assets. Goldman Sachs Asset Management, L.P. manages the international small- and mid-cap equities and emerging markets debt assets. The Adviser manages the large-cap value assets and the assets allocated to U.S. securities.
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and the value of the Portfolio. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.
Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.
Foreign Securities Risk. Securities of foreign companies in which the Portfolio invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair the Portfolio’s ability to repatriate capital or income. In addition, the issuer of non-U.S. sovereign debt in which the Portfolio invests or the governmental authorities that control the repayment of such debt may be unable or unwilling, for economic reasons or otherwise, to repay the principal or interest when due. The Portfolio is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries, and events in any one country could cause the Portfolio’s share price to decline.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Adviser may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.
Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.
Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.
High Yield Risk. High yield securities to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.
Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Multi-Manager Risk. The investment styles employed by the subadvisers may not be complementary. The interplay of the various strategies employed by the subadvisers may result in the Portfolio indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Portfolio’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Portfolio’s realization of capital gains. It is also possible that one subadviser could be selling a particular security or security from a certain country while another subadviser could be purchasing the same security or a security from that same country.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the MSCI All Country World Index ex-USA—USD Net Returns which measures the performance of developed and emerging stock markets throughout the world (excluding the U.S.). Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Partner Worldwide Allocation Portfolio	1 Year	5 Years	Since Inception (4/30/08)
	-%	-%	-%
MSCI All Country World Index ex-USA - USD Net Returns (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial (“Thrivent Financial”), which has engaged Principal Global Investors, LLC (“Principal”), Aberdeen Asset Managers Limited (“Aberdeen”), and Goldman Sachs Asset Management, L.P. (“GSAM”) to subadvise the Portfolio. Thrivent Financial also manages a portion of the Portfolio.
Portfolio Manager(s)
Mark R. Nebelung, CFA and John Pihlblad, CFA have served as portfolio co-managers for the Principal portion of the Portfolio since 2010 and 2008, respectively. Paul Blankenhagen, CFA and Juliet Cohn have served as portfolio co-managers for the Principal portion of the Portfolio since 2015. Mr. Nebelung has co-portfolio management responsibilities of Principal’s international growth and global growth equity strategies and co-manages Principal’s Pan Asian strategies. Mr. Nebelung also co-leads the firm’s Research and Development team, responsible for analytical and risk management systems. He has been with Principal since 1997. Mr. Pihlblad is a senior investment officer at Principal and led the development of Principal’s proprietary Global Research Platform. He has been with Principal since 2000. Mr. Blankenhagen is a co-portfolio manager for the European Equity, International Core, and International Diversified Equity portfolios at Principal. He joined the firm in 1992, has been a member of the international equity team since 1995, and was named a portfolio manager in 2000. Ms. Cohn is responsible for co-managing Principal’s European Equity, International Core and International Diversified Equity portfolios. She joined the firm in 2003 as a portfolio manager for European equities, and was named to the latter two strategies in 2004. Aberdeen uses a team-based approach, with the following team members being primarily responsible for day-to-day management. Devan Kaloo has been with Aberdeen since 2000. He is the Head of Global Emerging Markets/Global Head of Equities; he formerly served as a senior investment manager on Aberdeen’s Asian Equity team. Joanne Irvine is the Head of Emerging Markets (ex-Asia) and has been with Aberdeen since 1996. Hugh Young is Managing Director - Asia and has been with Aberdeen since 1985. Mark Gordon-James, CFA, is a Senior Investment Manager and has been with Aberdeen since 2004. Fiona Manning, CFA, is a Senior Investment Manager and has been with Aberdeen since 2005. GSAM’s Quantitative Investment Strategies team (the “QIS team”) manages the international small-and mid-cap equities of the Portfolio. Armen Avanessians, Managing Director and CIO of the QIS team, joined Goldman Sachs in 1985 and became a member of the Securities Division Executive Committee in 2003. Len Ioffee, Managing Director, joined GSAM as an associate in 1994 and has been a portfolio manager since 1996. Osman Ali, Managing Director, joined GSAM in 2003 and has been a member of the research and portfolio management team with the QIS team since 2005. Takashi Suwabe is a Managing Director and is co-head of active equity research in the QIS team. Mr. Suwabe joined GSAM in 2004 and has been a member of the QIS team since 2009. Previously, Mr. Suwabe worked at Nomura Securities and Nomura Research Institute. Denis Suvorov, Vice President, joined GSAM in 2011 as a portfolio manager. Between 2007 and 2011 he was a portfolio manager at Numeric Investors, LLC. GSAM’s Emerging Market Debt and Fundamental Currency Team (the “EMD team”) manages the emerging market debt assets of the Portfolio. Samuel Finkelstein is a Managing Director, the Global Head of Macro Strategies and a member of the Fixed Income Strategy Group and Cross-Sector Strategy Team at GSAM. He is also the head of the EMD Team and the lead manager of GSAM’s portion of the Portfolio. Prior to joining the EMD Team in 2000, Mr. Finkelstein worked in the fixed-income risk and strategy group where he constructed portfolios and monitored risk exposure. He joined GSAM in 1997. Ricardo Penfold, Managing Director, joined GSAM in 2000. David C. Francis, CFA, Vice President of Investment Equities of Thrivent Financial, serves as lead portfolio manager for the portion of the Portfolio’s assets allocated to U.S. securities. Mr. Francis has been with Thrivent Financial since 2001. Noah J. Monsen, CFA and Brian M. Bomgren, CQF serve as portfolio managers for the international large cap value assets. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Bomgren has been with Thrivent Financial since 2006 and is currently a Senior Equity Portfolio Manager.
Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Partner All Cap Portfolio

Investment Objective
The investment objective of Thrivent Partner All Cap Portfolio is to seek long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Total Annual Fund Operating Expenses	-
Less Expense Reimbursement[1]	-
Net Annual Fund Operating Expenses	-
[1]	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Partner All Cap Portfolio	-	-	-	-
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 72% of the average value of its portfolio.
Principal Strategies
The Portfolio’s principal strategy for achieving its objective is normally to invest the Portfolio’s assets primarily in common stocks.
FIAM LLC (“FIAM”), the Portfolio’s subadviser, is not constrained by any particular investment style. At any given time, FIAM may tend to buy “growth” stocks or “value” stocks, or a combination of both types.
In buying and selling securities for the Portfolio, FIAM uses a disciplined approach that involves computer-aided, quantitative analysis supported by fundamental analysis. FIAM’s computer model systematically reviews thousands of stocks, using data such as historical earnings, dividend yield, earnings per share, and other quantitative factors. Then, the issuers of potential investments are analyzed further using fundamental factors such as growth potential, earnings estimates, and financial condition.
The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.
FIAM may use various techniques, such as buying and selling futures contracts and exchange-traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. If FIAM’s strategies do not work as intended, the Portfolio may not achieve its objective.
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and the value of the Portfolio. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.
Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.
Small and Mid Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.
Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks) often have a less liquid resale market. As a result, the Adviser may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five-, and ten-year periods compared to a broad-based securities market index. The index is the Russell 3000® Index, which is comprised of the 3000 largest U.S. companies based on market capitalization and is designed to represent the performance of about 98% of the U.S. equity markets. Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Partner All Cap Portfolio	1 Year	5 Years	10 Years
	-%	-%	-%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial, which has engaged FIAM LLC (“FIAM”) to subadvise the Portfolio.

Portfolio Manager(s)
Chander Willett is the Lead Portfolio Manager of this team. He generally oversees the Portfolio’s day-to-day investment activities. Chad Colman, Katharine O’Donovan, Ed Field, Andrew Swanson, Jody Simes, Chip Perrone, Hamish Clark, and Adam Benjamin are each analysts and Global Sector Team Leaders responsible for stock selection for certain sector(s) within the Portfolio.
Mr. Willett has been associated with FIAM since 2006, and has over 18 years of investment industry experience. Prior to joining FIAM, Mr. Willett served as a senior analyst at Highline Capital Management, where he analyzed securities in all sectors of health care in both U.S. and international markets, including pharmaceuticals, medical devices, life sciences, and health care services. Chad Colman is a Global Sector Team Leader covering the Global Industrials Sector. Mr. Colman joined FIAM in 2009 as a research analyst for the Industrials sector. Prior to joining FIAM, Mr. Colman served as a senior analyst at RiverSource Investments (formerly American Express Financial Advisors). Katharine O’Donovan is a Global Sector Team Leader covering the Financials sector. Ms. O’Donovan joined FIAM in May 2008 as a research analyst for the European bank sector. Prior to joining FIAM, Ms. O’Donovan spent 10 years each on the buy side and sell side evaluating at European banks, and subsequently global financials. She was at First State Investments from 2007 through 2008 researching financials on the global team. From 1999 to 2007, she covered European banks including the UK at Credit Suisse Asset Management. From 1989 to 1999, she was a sell side analyst of European banks, at what is now Royal Bank of Scotland and Deutsche Bank. Ed Field is a Global Sector Team Leader covering the Utilities and Telecommunications sectors. Mr. Field joined FIAM in 2008 as a research analyst covering the telecommunications sector. Prior to joining FIAM, Mr. Field was a portfolio manager and a telecommunications analyst at Prudential in the UK for 10 years. Andrew Swanson is a Global Sector Team Leader covering the Healthcare sector. Mr. Swanson joined FIAM in 2008 as a pharmaceutical analyst. Prior to joining FIAM, Mr. Swanson was a specialty pharmaceutical analyst at Citi Investment Research and before that he covered the European pharmaceutical sector at Citigroup in London. Jody Simes is a Global Sector Team Leader and has managed the global materials sector portfolio since 2006 and was named the manager of the global energy sector portfolio in 2011. Prior to that, Mr. Simes covered the non-ferrous metals, chemicals, and fertilizer sectors, as well as Canadian telecommunications and software companies as an equity research analyst. He has also served as a technology sector specialist for Fidelity Management and Research Company and a fixed income trader for Fidelity Capital Markets. Chip Perrone is a Global
Sector Team Leader covering the Consumer Discretionary sector. In October 2010, Mr. Perrone joined the consumer discretionary team. Before assuming the team lead role, his research focus had been U.S. automotive, gaming and lodging, household durables, cruise companies and Latin American consumer discretionary names. Prior to joining the consumer discretionary team, Chip was a member of the International Value portfolio management team at FIAM. His fundamental research coverage included the consumer discretionary, consumer staples, and health care sectors. Prior to joining FIAM in 2007, Mr. Perrone worked at DuPont Capital Management for 17 years as a senior international equity analyst from 1998-2007. Hamish Clark is a Global Sector Team Leader covering the Consumer Staples sector. Mr. Clark joined FIAM in 2008 as a research analyst covering the consumer staples sector. Prior to joining FIAM, Mr. Clark worked as a research analyst covering the European consumer sector at Insight Investment, the asset manager of HBOS Plc in London. Adam Benjamin is a Global Sector Team Leader covering the Technology sector. Prior to assuming his current role in 2014, Mr. Benjamin was a research analyst responsible for coverage of the semiconductor, semiconductor capital equipment, and solar end markets. Prior to joining Fidelity in 2011, Mr. Benjamin was a managing director at Jefferies & Company, Inc. since 2004 as the head of semiconductor equity research. Prior to joining Jefferies, he was a senior research associate at SG Cowen where he focused on the semiconductor space for nearly two years, after serving as a vice president in the technology M&A group at that firm for the preceding three years. Mr. Benjamin was also an associate in the Corporate Law department of Sullivan & Worcester.
Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Large Cap Growth Portfolio

Investment Objective
The investment objective of Thrivent Large Cap Growth Portfolio is to achieve long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Total Annual Fund Operating Expenses	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Large Cap Growth Portfolio	-	-	-	-
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 68% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large companies which have market capitalizations similar to those included in widely known indices such as the Russell 1000® Growth Index, S&P 500/Citigroup Growth Index, or large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, it will notify you at least 60 days prior to the change.
The Portfolio seeks to achieve its investment objective by investing in common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.
Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the
Russell 1000® Growth Index, which measures the performance of large-cap growth stocks. Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Large Cap Growth Portfolio	1 Year	5 Years	10 Years
	-%	-%	-%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial.
Portfolio Manager(s)
Darren M. Bagwell, CFA has served as portfolio manager of the Portfolio since 2014. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is a Senior Equity Portfolio Manager.

Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Partner Growth Stock Portfolio

Investment Objectives
The investment objective of the Thrivent Partner Growth Stock Portfolio is to achieve long-term growth of capital and, secondarily, increase dividend income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Total Annual Fund Operating Expenses	-
Less Expense Reimbursement[1]	-
Net Annual Fund Operating Expenses	-
[1]	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Partner Growth Stock Portfolio	-	-	-	-
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Strategies
The Portfolio’s principal strategy for achieving its investment objectives under normal circumstances is to invest at least 80% of net assets (plus the amount of any borrowing for investment purposes) in common stocks. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in common stocks from 80% to a lesser amount, it will notify you at least 60 days prior to such a change.
The Portfolio concentrates its investments in growth companies. The Portfolio’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The subadviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. The Portfolio may at times invest significantly in technology stocks.
In pursuing the Portfolio’s investment objectives, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes such purchase will provide an opportunity for substantial appreciation. These situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While the Portfolio invests primarily (at least 80%) in common stocks, it may also invest in foreign stocks (up to 30% of total assets), futures and options, in keeping with the Portfolio’s objectives.
The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.
The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Technology-Oriented Companies Risk. Common stocks of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and the value of the Portfolio. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.
Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Foreign Securities Risk. To the extent the Portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio's investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five-, and ten-year periods compared to a broad-based securities market index. The index is the S&P 500/Citigroup Growth Index, which is comprised of those stocks within the S&P 500 Index that exhibit strong growth characteristics. Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Partner Growth Stock Portfolio	1 Year	5 Years	10 Years
	-%	-%	-%
S&P 500/Citigroup Growth Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial, which has engaged T. Rowe Price Associates, Inc. (“T. Rowe Price”) to subadvise the Portfolio.
Portfolio Manager(s)
Joseph B. Fath, CPA is the portfolio manager of the Portfolio. He currently serves as Chairman of the Portfolio’s Investment Advisory Committee. Mr. Fath joined T. Rowe Price in 2002. He joined as an equity research analyst and, since 2008, has assisted other T. Rowe Price portfolio managers in managing the Firm’s U.S. large-cap growth strategies.
Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Large Cap Value Portfolio

Investment Objective
The investment objective of Thrivent Large Cap Value Portfolio is to achieve long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Total Annual Fund Operating Expenses	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Large Cap Value Portfolio	-	-	-	-
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 34% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large companies which have market capitalizations similar to those included in widely known indices such as the Russell 1000® Value Index, the S&P 500/Citigroup Value Index, or the large company market capitalization classifications published by Lipper, Inc. The Portfolio may also invest in mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, it will notify you at least 60 days prior to the change.
The Adviser uses fundamental, quantitative, and technical investment research techniques to identify stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset value. These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and the value of the Portfolio. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.
Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Foreign Securities Risk. To the extent the Portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.
Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio's investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five-, and ten-year periods compared to a broad-based securities market index. The index is the
Russell 1000® Value Index, which measures the performance of large-cap value stocks. Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Large Cap Value Portfolio	1 Year	5 Years	10 Years
	-%	-%	-%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial.
Portfolio Manager(s)
Kurt J. Lauber, CFA has served as portfolio manager of the Portfolio since 2013. Mr. Lauber has been with Thrivent Financial since 2004 and previously served as an associate portfolio manager.

Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Large Cap Stock Portfolio

Investment Objective
Thrivent Large Cap Stock Portfolio seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Acquired Fund (Underlying Fund) Fees and Expenses	-
Total Annual Fund Operating Expenses	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Large Cap Stock Portfolio	-	-	-	-
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 57% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large domestic and international companies which have market capitalizations similar to those in the S&P 500 Index, the Russell 1000® Index, or the large company market capitalizations classifications published by Lipper, Inc. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, it will notify you at least 60 days prior to such a change.
The Portfolio seeks to achieve its investment objective by investing primarily in domestic and international common stocks. The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell.
The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.
Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.
Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio's investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five-, and ten-year periods compared to a broad-based securities market index. The index is the MSCI World Large Cap Index—USD Net Returns, which measures the performance of large cap stocks in developed countries throughout the world. Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Large Cap Stock Portfolio	1 Year	5 Years	10 Years
	-%	-%	-%
MSCI World Large Cap Index - USD Net Returns (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial.
Portfolio Manager(s)
Darren M. Bagwell, CFA and Kurt J. Lauber, CFA have served as portfolio managers of the Portfolio since 2016 and 2013, respectively. Mr. Lauber has been with Thrivent Financial since 2004 and previously served as an associate portfolio manager. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is a Senior Equity Portfolio Manager.
Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Large Cap Index Portfolio

Investment Objective
Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P 500 Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Total Annual Fund Operating Expenses	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Large Cap Index Portfolio	-	-	-	-
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80%) in the large company common stocks included in the S&P 500 Index in the proportions in which they are represented in the index. This is a passively managed Portfolio, which means that the Adviser does not actively choose the securities that should make up the Portfolio. The S&P 500 Index is comprised of 500 domestic large company stocks. The index is adjusted quarterly, and when changes to the Index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time. For liquidity reasons, the Portfolio may invest to some degree in money market instruments. The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and the value of the Portfolio. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks. Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Large Cap Index Portfolio	1 Year	5 Years	10 Years
	-%	-%	-%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial.
Portfolio Manager(s)
Kevin R. Brimmer, FSA has served as portfolio manager to the Portfolio since 2002 and has been with Thrivent Financial since 1985.
Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Low Volatility Equity Portfolio

Investment Objective
Thrivent Low Volatility Equity Portfolio seeks long-term capital appreciation with lower volatility relative to the global equity markets. The Portfolio's investment objective may be changed without shareholder approval.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	N/A
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses	3.16%
Total Annual Fund Operating Expenses	3.76%
Less Expense Reimbursement[1]	2.96%
Net Annual Fund Operating Expenses	0.80%
[1]	The Adviser has contractually agreed, through at least April 28, 2018, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Low Volatility Equity Portfolio in order to limit the Net Annual Portfolio Operating Expenses (excluding Acquired (Underlying) Portfolio Fees and Expenses, if any) to an annual rate of 0.80% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a
5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Low Volatility Equity Portfolio	$82	$875	$1,688	$3,811
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations prior to the date of this prospectus, the Portfolio's portfolio turnover rate for the most recent fiscal year is not yet available.
Principal Strategies
Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities. The Portfolio’s investments are diversified globally. The Portfolio may invest in securities denominated in U.S. dollars and the currencies of the foreign countries in which it may invest. The Portfolio typically has full currency exposure to those markets in which it invests. The Portfolio may buy or sell equity index futures for investment exposure or hedging purposes. The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.
In seeking to achieve the Portfolio’s investment objective, the Adviser employs investment management techniques to identify securities that exhibit low volatility returns. Volatility refers to the variation in security and market prices or over time. Over a full market cycle, the Portfolio seeks to produce returns similar to the MSCI World Index but with less volatility. It is expected that the Portfolio will generally underperform the global equity markets during periods of strong market performance.
In buying and selling securities for the Portfolio, the Adviser uses a disciplined approach that involves computer-aided, quantitative analysis of fundamental, technical and risk-related factors. The Adviser’s factor model systematically reviews thousands of stocks, using data such as historical earnings growth and expected future growth, valuation, price momentum, and other quantitative factors to forecast return potential. Then, risk characteristics of potential investments and covariation among securities are analyzed along with the return forecasts in determining the Portfolio’s holdings.
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.
Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Portfolio.
Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Volatility Risk. Although the Portfolio seeks lower volatility than the global equity markets, its returns will experience some volatility. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Portfolio's shares may be affected by weak equity markets. As a result, the value of the Portfolio's shares may fluctuate significantly in the short term.
Volatility and Performance
No performance information for the Portfolio is provided because it commenced operations on April 28, 2017. Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end that takes place after April 28, 2017.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial.
Portfolio Manager(s)
Noah J. Monsen, CFA has served as lead portfolio manager of the Portfolio since 2017. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008.

Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Multidimensional Income Portfolio

Investment Objective
Thrivent Multidimensional Income Portfolio seeks a high level of current income and, secondarily, growth of capital. The Portfolio's investment objectives may be changed without shareholder approval.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	N/A
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses	0.82%
Acquired Fund (Underlying Fund) Fees and Expenses[1]	0.07%
Total Annual Fund Operating Expenses	1.44%
Less Expense Reimbursement[2]	0.42%
Net Annual Fund Operating Expenses	1.02%
[1]	Acquired Portfolio Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed, through at least April 28, 2018, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Multidimensional Income Portfolio in order to limit the Net Annual Portfolio Operating Expenses (excluding Acquired (Underlying) Portfolio Fees and Expenses, if any) to an annual rate of 0.95% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Multidimensional Income Portfolio	$104	$414	$747	$1,688
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations prior to the of date of this prospectus, the Portfolio's portfolio turnover rate for the most recent fiscal year is not yet available.
Principal Strategies
The Portfolio seeks to achieve its investment objectives by allocating assets across multiple income and growth producing asset classes and strategies. Debt securities in which the Portfolio invests include high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser. The Portfolio also invests in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. In addition, the Portfolio may invest in investment-grade corporate bonds, asset-backed securities, mortgage-backed securities (including commercially backed ones), convertible bonds, and U.S. dollar denominated emerging markets sovereign debt.
The Portfolio may invest in income-producing securities issued by closed-end funds (“CEFs”), publicly-traded business development companies (“BDCs”), master limited partnerships (“MLPs”), and exchange-traded funds (“ETFs”). CEFs are investment companies that issue a fixed number of shares that trade on a stock exchange or over-the-counter, typically at a premium or a discount to their net asset value. BDCs are publicly held investment funds that invest primarily in private and thinly traded public U.S. businesses. MLPs are publicly-traded limited partnerships that are limited by the Internal Revenue Code to only apply to enterprises that engage in certain businesses, mostly pertaining to the use of natural resources. ETFs are investment companies generally designed to track the performance of a securities or other index, including industry, sector, country and region indexes. The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.
The Portfolio may also invest in income-producing equity securities, including preferred stock and real estate investment trusts (“REITs”).
The Portfolio may utilize derivatives for investment exposure or hedging purposes, including futures agreements and credit default swap agreements on security indexes. The Portfolio may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non- standardized derivatives contracts traded in the over-the-counter market.
The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell.
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.
Business Development Company (“BDC”) Risk. The value of a BDC’s investments will be affected by portfolio company specific performance as well as the overall economic environment. Shares of BDCs may trade at prices that reflect a premium above or a discount below the investment company’s net asset value, which may be substantial. The Portfolio may be exposed to greater risk and experience higher volatility than would a portfolio that was not invested in BDCs. Additionally, most BDCs employ leverage which can magnify the returns of underlying investments.
Closed-End Fund (“CEF”) Risk. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio; fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns (i.e., trading at a discount or premium to its net asset value); and that CEFs are permitted to invest in a greater amount of “illiquid” securities than typical mutual funds. The Portfolio is subject to a pro-rata share of the management fees and expenses of each CEF in addition to the Portfolio’s management fees and expenses, resulting in Portfolio shareholders subject to higher expenses than if they invested directly in CEFs.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Portfolio may also be forced to convert a convertible security at an inopportune time, which may decrease the Portfolio’s return.
Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.
Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Portfolio will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.
Foreign and Emerging Markets Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

High Yield Risk. High yield securities – commonly known as “junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.
Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Investment in Other Investment Companies Risk. Investing in other investment companies, including CEFs and BDCs, could result in the duplication of certain fees, including management and administrative fees, and may expose the Portfolio to the risks of owning the underlying investments that the other investment company holds.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Portfolio.
Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. In addition, dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result, the Adviser may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Master Limited Partnership Risk. An investment in an MLP exposes the Portfolio to the legal and tax risks associated with investing in partnerships. MLPs may have limited financial resources, their securities may be relatively illiquid, and they may be subject to more erratic price movements because of the underlying assets they hold. Due to the tax requirements for MLPs, the income of many MLPs comes from energy infrastructure. Risks inherent in the energy infrastructure business include: sustained declines in demand for crude oil, natural gas and refined petroleum products, construction risk, changes in the regulatory environment or other regulatory exposure, weather risk, risks associated with terrorist activity and interest rate risk.
Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Preferred Securities Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Real Estate Investment Trust (“REIT”) Risk. REITs generally can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.
Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities.
These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Portfolio's shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Portfolio's shares may fluctuate significantly in the short term.
Volatility and Performance
No performance information for the Portfolio is provided because it commenced operations on April 28, 2017. Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end that takes place after April 28, 2017.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial.
Portfolio Manager(s)
Mark L. Simenstad, CFA, Gregory R. Anderson, CFA, CPA (inactive), Paul J. Ocenasek, CFA, Conrad E. Smith, CFA and Kent L. White, CFA have served as portfolio managers of the Portfolio since its inception in 2017. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Anderson has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000. Mr. Smith has been with Thrivent Financial since 2004 and also manages the leveraged loan portfolio and the high yield bond portfolio of Thrivent Financial’s general account. Mr. Ocenasek has been with Thrivent Financial since 1987 and has served in a portfolio management capacity since 1997. Mr. White is the Director of

Investment Grade Research at Thrivent Financial and has been with the firm since 1999.
Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent High Yield Portfolio

Investment Objectives
Thrivent High Yield Portfolio seeks to achieve a higher level of income. The Portfolio will also consider growth of capital as a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Total Annual Fund Operating Expenses	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent High Yield Portfolio	-	-	-	-
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes, debentures and other debt obligations (including, but not limited to, leveraged loans, mortgaged-backed securities, convertible bonds, and convertible stock), or preferred stocks. These securities are commonly known as “junk bonds.” At the time of purchase, these securities are rated within or below the “BB” major rating category by Standard & Poor’s Corporation or the “Ba” major rating category by Moody’s Investor Services, Inc. or are unrated but considered to be of comparable quality by the Adviser. The Portfolio invests in securities regardless of the securities’ maturity average and may also invest in foreign securities. The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.
The Adviser uses fundamental, quantitative, and technical research techniques to determine what securities to buy and sell. The Adviser focuses on companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.
High Yield Risk. High yield securities to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.
Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Portfolio.
Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Portfolio’s shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Portfolio’s shares may fluctuate significantly in the short term.
Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds and leveraged loans have a less liquid resale market. In addition, dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result, the Adviser may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.
Preferred Securities Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays U.S. Corporate High Yield Bond Index, which measures the performance of fixed-rate non-investment grade bonds. Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent High Yield Portfolio	1 Year	5 Years	10 Years
	-%	-%	-%
Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial.
Portfolio Manager(s)
Paul J. Ocenasek, CFA has served as portfolio manager of the Portfolio since 1997. He has been with Thrivent Financial since 1987 and, since 1997, has served as portfolio manager to other Thrivent mutual funds.
Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Income Portfolio

Investment Objective
Thrivent Income Portfolio seeks to achieve a high level of income over the longer term while providing reasonable safety of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Total Annual Fund Operating Expenses	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Income Portfolio	-	-	-	-
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 92% of the average value of its portfolio.
Principal Strategies
The principal strategies of the Portfolio are to invest in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies or other providers of credit.) Under normal conditions, at least 65% of the Portfolio’s assets will be invested in debt securities or preferred stock at least in the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Adviser.
The Portfolio may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser.
The Adviser uses fundamental, quantitative and technical research techniques to determine what debt obligations to buy and sell. The Adviser may purchase bonds of any maturity and generally focuses on U.S. companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings. The adviser purchases bonds of foreign issuers as well, however. Additionally, the Portfolio may invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. Please note that the Portfolio will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Portfolio. The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.

Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Portfolio.
Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rates or bond yield levels.
Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.
High Yield Risk. High yield securities to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.
Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Changes by the Federal
Reserve to monetary policies could affect interest rates and the value of some securities.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Foreign Securities Risk. To the extent the Portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Preferred Securities Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Income Portfolio	1 Year	5 Years	10 Years
	-%	-%	-%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial.
Portfolio Manager(s)
Stephen D. Lowe, CFA has served as the portfolio manager of the Portfolio since 2009. He has also been a senior portfolio manager of the high yield portion of Thrivent Financial’s general account since 2005. Prior to this position, Mr. Lowe was, since 2004, a high yield research manager and, since 2002, an associate portfolio manager of the high yield portion of the general account. He has been with Thrivent Financial since 1997.

Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Bond Index Portfolio

Investment Objective
Thrivent Bond Index Portfolio strives for investment results similar to the total return of the Barclays U.S. Aggregate Bond Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Acquired Fund (Underlying Fund) Fees and Expenses	-
Total Annual Fund Operating Expenses	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Bond Index Portfolio	-	-	-	-
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 372% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in a representative sample of investment-grade bonds and other debt securities included in the Barclays U.S. Aggregate Bond Index, which could include asset- or mortgage-backed securities. The Portfolio does not invest in all of the issuers that make up the index but selects from issuers within the Index. Therefore, the Adviser expects the investment performance of the Portfolio to approximate the performance of the index over time. The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rates or bond yield levels.
Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.
Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Some municipal bonds may be repaid prior to maturity if interest rates decrease. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.
Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Bond Index Portfolio	1 Year	5 Years	10 Years
	-%	-%	-%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial.
Portfolio Manager(s)
Michael G. Landreville, CFA, CPA (inactive) has served as portfolio manager of the Portfolio since 2005. He has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998.

Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Limited Maturity Bond Portfolio

Investment Objective
Thrivent Limited Maturity Bond Portfolio seeks a high level of current income consistent with stability of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Total Annual Fund Operating Expenses	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Limited Maturity Bond Portfolio	-	-	-	-
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 73% of the average value of its portfolio.
Principal Strategies
The principal strategies of the Portfolio are to invest in investment-grade corporate bonds, government bonds, municipal bonds, mortgage-backed securities (including commercially backed ones), asset-backed securities, and collateralized debt obligations (including collateralized loan obligations). Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit; collateralized debt obligations are types of asset-backed securities. The dollar-weighted average effective maturity for the Portfolio is expected to be between one and five years. Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Adviser. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in such investment grade securities from 80% to a lesser amount, it will notify you at least 60 days prior to the change.
The Adviser uses fundamental, quantitative and technical investment analysis techniques to determine what debt obligations to buy and sell. The Adviser focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings. Some of these companies may be foreign ones. Additionally, the Portfolio may invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. Please note that the Portfolio will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Portfolio. The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.

Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Portfolio.
Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rates or bond yield levels.
Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
High Yield Risk. High yield securities – commonly known as “junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.
Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.
Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized Debt Obligations Risk. The risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Portfolio invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii) the Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Portfolio could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Preferred Securities Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays Government/Credit 1-3 Year Bond Index, which measures the performance of government and corporate fixed-rate debt securities with maturities of 1-3 years. Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Limited Maturity Bond Portfolio	1 Year	5 Years	10 Years
	-%	-%	-%
Barclays Government/Credit 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)	-%	-%	-%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial.
Portfolio Manager(s)
Gregory R. Anderson, CFA and Michael G. Landreville, CFA, CPA (inactive) have served as portfolio managers of the Portfolio since the respective years of 2005 and 2001. Mr. Anderson has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000. Mr. Landreville has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998.
Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Thrivent Money Market Portfolio

Investment Objective
Thrivent Money Market Portfolio seeks to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	-
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value at time of purchase or redemption, whichever is lower)	-
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	-
Other Expenses	-
Total Annual Fund Operating Expenses	-
EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Thrivent Money Market Portfolio	-	-	-	-
Principal Strategies
The Portfolio tries to produce current income while maintaining liquidity by investing at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash. Government securities are any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing.
The Adviser manages the Portfolio subject to strict rules established by the Securities and Exchange Commission that are designed so that the Portfolio may maintain a stable $1.00 share price. Those rules generally require the Portfolio, among other things, to invest only in high quality securities that are denominated in U.S. dollars and have short remaining maturities. In addition, the rules require the Portfolio to maintain a dollar-weighted average maturity (WAM) of not more than 60 days and a dollar-weighted average life (WAL) of not more than 120 days. When calculating the WAM, the Portfolio may shorten its maturity by using the interest rate resets of certain adjustable rate securities. Generally the Portfolio may not take into account these resets when calculating its WAL.
The Adviser typically uses U.S. Treasury securities, short-term discount notes issued by government-related organizations and government securities payable within seven-days or less to provide liquidity for reasonably foreseeable shareholder redemptions and to comply with regulatory requirements. The Adviser invests in other securities by selecting from the available supply of short-term government securities based on its interest rate outlook and analysis of quantitative and technical factors. Although the Portfolio frequently holds securities until maturity, the Adviser may sell securities to increase liquidity. The Adviser will select securities for such sales based on how close the sale price would be to their amortized costs.
Principal Risks
You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time. In addition, the Portfolio is subject to the following principal investment risks.
Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio. Credit risk is expected to be low for the Portfolio because of its investments in government securities.
Interest Rate Risk. A weak economy, strong equity markets, or changes by the Federal Reserve in its monetary policies may cause short-term interest rates to increase and affect the Portfolio’s ability to maintain a stable share price.
Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Federal Home Loan Bank Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Bank Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Federal Home Loan Bank Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.
Redemption Risk. The Portfolio may need to sell portfolio securities to meet redemption requests. The Portfolio could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Portfolio shares, (ii) a disruption in the normal operation of the markets in which the Portfolio buys and sells portfolio securities or (iii) the inability of the Portfolio to sell portfolio securities because such securities are illiquid. In such events, the Portfolio could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. Although the Portfolio does not have the ability to impose liquidity fees or temporarily suspend redemptions, the Portfolio may deny the payment of redemption proceeds or suspend redemptions during its liquidation when permitted by applicable regulations.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing the Portfolio’s average annual returns for one-, five- and ten-year periods. Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.
The bar chart and table include the effects of Portfolio expenses and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN
Best Quarter:	-	-
Worst Quarter:	-	-

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
	1 Year	5 Years	10 Years
Thrivent Money Market Portfolio	-%	-%	-%
Management
Investment Adviser(s)
The Portfolio is managed by Thrivent Financial.
Portfolio Manager(s)
William D. Stouten has served as portfolio manager of the Portfolio since 2003. Prior to this position, he was a research analyst and trader for the Thrivent money market funds since 2001, when he joined Thrivent Financial.
Other Information
For important tax information and information about financial intermediary compensation, please turn to “Information Pertaining to all Portfolios” on page 103 of this prospectus.

Information Pertaining to all Portfolios

Tax Information
For information about certain tax-related aspects of investing in a Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Portfolio through a broker-dealer or other financial intermediary, the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Purchase and Sale of Shares
Shares in Thrivent Series Fund, Inc. (the “Fund”) are currently sold, without any minimum initial or subsequent investment requirements, only to:
•	Separate accounts of Thrivent Financial and Thrivent Life Insurance Company; and
•	Other Portfolios of the Fund.

More about Investment Strategies and Risks

Each Portfolio’s investment objective and principal strategies are described in the “Summary Section” above. The principal strategies are the strategies that a Portfolio’s investment adviser and sub-adviser (if applicable) believe are most likely to be important in trying to achieve the Portfolio’s investment objective. Please note that each Portfolio may also use strategies and invest in securities that are not described in this prospectus, but that are described in the statement of additional information.
Other Securities and Investment Practices
This section provides additional information about some of the securities and other practices in which certain Portfolios engage, along with their associated risks.
Repurchase Agreements. Each of the Portfolios may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Portfolio could lose money.
When-Issued Securities. Each Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.
Exchange Traded Funds (ETFs). Each of the Portfolios, except Thrivent Money Market Portfolio, may invest in ETFs. An ETF is an investment company that holds a portfolio of investments generally designed to track the performance of an index, including industry, sector, country and region indexes. An ETF trades on a securities exchange.
Generally, investments in other investment companies (including ETFs) are subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended. These limitations include a prohibition on a Portfolio acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Portfolio’s total assets in the securities of any one investment company or more than 10% of its total assets, in the aggregate, in investment company securities. Many ETFs, however, have obtained exemptive relief from the Securities and Exchange Commission to permit unaffiliated funds to invest in the ETFs’ shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing Portfolio. The Portfolios may rely on these exemptive orders in order to invest in certain ETFs beyond the foregoing statutory limitations.
Real Estate Investment Trusts (REITs). Each of the Portfolios, except the Thrivent Money Market Portfolio, may invest in REITs. REITs generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All types of REITs may be affected by changes in interest rates. REITs are subject to other risks as well, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. A REIT can pass its income through to shareholders or unitholders without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk that a REIT held by a Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through a Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.
Zero Coupons. Each of the Portfolios may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Portfolio that has purchased the security and the Portfolio is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Portfolio to liquidate securities at a disadvantageous time.
Foreign Securities. Each of the Portfolios may invest in foreign securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of the Portfolios, except Thrivent Money Market Portfolio, may use foreign currencies and related instruments, including foreign currency exchange transactions, to hedge its foreign investments.
Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Emerging Markets Securities. Thrivent Growth and Income Plus Portfolio, Thrivent Balanced Income Plus Portfolio, Thrivent Diversified Income Plus Portfolio, Thrivent Opportunity Income Plus Portfolio, Thrivent Partner Emerging Markets Equity Portfolio, Thrivent Partner Worldwide Allocation Portfolio and Thrivent Multidimensional Income Portfolio may invest in emerging markets securities as a principal strategy. A security is considered to be an “emerging market” security if issued by a company that Fund management has determined meets one or more of the following criteria:
•	is organized under the laws of, and has its principal office in, an emerging market country;
•	has its principal securities trading market in an emerging market country;
•	alone or on a consolidated basis derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in an emerging market country; and/or
•	issues securities denominated in the currency of an emerging market country.
An “emerging market” country is any country determined by Fund management to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. These emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.
International Exposure. Each of the Portfolios may have some international exposure (including emerging markets) in their investments. Many U.S. companies in which the Portfolios may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the performance of a Portfolio.
Foreign Currency Transactions. The Portfolios may conduct foreign currency exchange transactions, normally either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Portfolios will generally not enter into a forward contract with a term greater than one year.
Under unusual circumstances, Thrivent Partner Worldwide Allocation Portfolio may commit a substantial portion of its portfolio to the consummation of these contracts. Although forward contracts will be used primarily to protect the Portfolios from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and the Portfolios’ total returns could be adversely affected as a result.
There are some markets where it is not possible to engage in effective foreign currency hedging. This is generally true, for example, for the currencies of various emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.
Illiquid Securities. Each of the Portfolios may invest up to 15% of net assets (5% of net assets for Thrivent Money Market Portfolio) in illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of illiquid securities could hamper a Portfolio’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, a Portfolio may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Portfolio) may have a subjective element.
Securities Lending. Each of the Portfolios except Thrivent Money Market Portfolio may seek additional income by lending securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Portfolio could lose money.
Derivatives. Each of the Portfolios except Thrivent Money Market Portfolio may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index, an interest rate, or a currency. Each Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Portfolio may also use derivatives to obtain investment exposure to a certain asset class or speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, using derivatives adds to the Portfolio’s expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected. For example, the price or value of the underlying instrument, asset, index, currency or rate may move in a different direction than expected or such movements may be of a magnitude greater or less than expected.
Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost (if any) incurred when the derivative is entered into by a Portfolio. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset, index or rate.
With some derivatives, whether used for hedging, replication or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Portfolio. In addition, suitable derivative investments for hedging, replication or speculative purposes may not be available.
Derivatives can be difficult to value and illiquid, which means a Portfolio may not be able to close out a derivatives transaction in a cost-efficient manner. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Portfolio to close out a position when desired.
Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.
Mortgage-Backed and Asset-Backed Securities. Each of the Portfolios may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the repayment patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.
Collateralized Debt Obligations. Thrivent Limited Maturity Bond Portfolio may invest in collateralized debt obligations (“CDOs”) as a principal strategy, the other Portfolios may do so as a non-principal strategy. CDOs are types of asset-backed securities. Collateralized loan obligations (“CLOs”) are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. Normally, collateralized bond obligations (“CBOs”), CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities.
High-Yield Bonds. Each of the Portfolios except Thrivent Money Market Portfolio may invest in high-yield bonds, including defaulted high-yield securities. High yield bonds are debt securities rated below BBB by S&P or Baa by Moody’s or unrated securities deemed to be of comparable quality by the Adviser. To the extent that a Portfolio invests in high yield bonds, it takes on the following risks:
•	The risk of a bond’s issuer defaulting on principal or interest payments is greater than on higher quality bonds.
•	Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.
Government Bonds and Municipal Bonds. Each of the Portfolios may invest in government bonds and municipal bonds. As a result, a Portfolio’s performance may be affected by political and economic conditions at the state, regional or Federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.
Adjustable Rate Securities. Each of the Portfolios may invest in bonds or other debt instruments that pay interest at an adjustable rate. The interest rate may be adjusted daily or at specified intervals (such as monthly, quarterly or annually). Adjustments may be based on a referenced market rate (such as the London Interbank Offer Rate or “LIBOR”) for a specified term (such as one, three or twelve months). For some securities, adjustments are made by a third-party or auction process designed to maintain a market value close to the security’s face amount. Adjustments may be limited by caps or floors.
Some adjustable rate securities are payable upon demand, which should reduce the volatility of their market values. The right to demand payment may be exercisable after a specified notice period (such as seven or thirty days) and only at specified intervals (such as at the end of a calendar month or quarter). The right to demand payment may terminate upon certain events (such as the issuer’s insolvency).
So long as the Adviser expects an adjustable rate security’s market value to approximate its face value after each interest rate adjustment, the Adviser may rely on the interest rate when calculating a Portfolio’s dollar-weighted average maturity or duration. The market value of an adjustable rate security may nevertheless decline, due to changes in market conditions or the financial condition of the issuer and the effects of caps or floors on interest rate adjustments.
Securities Ratings. When fixed-income securities are rated by one or more independent rating agencies, a Portfolio uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody’s, or unrated but considered of equivalent quality by the Portfolio’s adviser. High-yield bonds are below investment grade bonds in terms of quality.
In cases where a bond is rated in conflicting categories by different rating agencies, a Portfolio (other than the Thrivent Money Market Portfolio) may choose to follow the higher rating. If a bond is unrated, the Portfolio may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Portfolio will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.
Short-Term Trading. The investment strategy for each Portfolio at times may include short-term trading. While a Portfolio ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a Portfolio’s transaction costs.
Initial Public Offerings. Each Portfolio may purchase securities in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the Portfolio’s size is smaller, any gains from IPOs will have an exaggerated impact on the Portfolio’s reported performance than when the Portfolio is larger. Attractive IPOs are often oversubscribed and may not be available to the Portfolio, or only in very limited quantities. There can be no assurance that a Portfolio will have favorable IPO investment opportunities.
Defensive Investing. In response to market, economic, political, or other conditions, each Portfolio
(other than the Money Market Portfolio) may invest without limitation in cash, preferred stocks, or investment-grade debt instruments for temporary defensive purposes that are inconsistent with the Portfolio’s principal investment strategies. If the Portfolio does this, different factors could affect the Portfolio’s performance and it may not achieve its investment objective.
Unusual Opportunities. Each of the Portfolios may purchase some securities that do not meet its normal investment criteria when the investment adviser or subadviser perceives an unusual opportunity for gain, which could include a variety of factors, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. If the anticipated gains do not materialize, the Portfolio could lose money from such an investment.
In-Kind Redemptions. A Portfolio may redeem its shares in-kind (i.e., with portfolio securities of the Portfolio), subject to applicable regulatory requirements, to certain shareholders seeking an in-kind redemption.
Glossary of Principal Risks
The main risks associated with investing in each Portfolio are summarized in “Summary Section” above. More detailed descriptions of the main risks and additional risks of the Portfolios are described below. Please note that each Portfolio also may use strategies and be subject to risks that are not described in this prospectus, but that are described in the statement of additional information.
Allocation Risk. Certain Portfolios’ investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Business Development Company (“BDC”) Risk. The value of a BDC’s investments will be affected by portfolio company specific performance as well as the overall economic environment. Shares of BDCs may trade at prices that reflect a premium above or a discount below the investment company’s net asset value, which may be substantial. The Portfolio may be exposed to greater risk and experience higher volatility than would a portfolio that was not invested in BDCs. Additionally, most BDCs employ leverage which can magnify the returns of underlying investments.
Collateralized Debt Obligations Risk. The risks of an investment in a collateralized debt obligation

(“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Portfolio invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii) the Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Portfolio could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
Closed-End Fund (“CEF”) Risk. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio; fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns (i.e., trading at a discount or premium to its NAV); and that CEFs are permitted to invest in a greater amount of “illiquid” securities than typical mutual funds. The Portfolio is subject to a pro-rata share of the management fees and expenses of each CEF in addition to the Portfolio’s management fees and expenses, resulting in Portfolio shareholders subject to higher expenses than if they invested directly in CEFs.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Portfolio may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.
Cyber Security Risk. With the increased use of the Internet and other technologies, the Portfolios and their service providers are subject to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Successful cyber-attacks against, or security breakdowns of, a Portfolio or any affiliated or third-party service provider may adversely affect the Portfolio or its shareholders. While the Portfolios and their service providers have established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks also are present for issuers of securities in which the Portfolios invest, which could result in material adverse consequences for such issuers, and may cause a Portfolio’s investment in such securities to lose value.
Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. For index-based ETFs, while such ETFs seek to achieve the same returns as a particular market index, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) and a Portfolio will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests. In addition, ETF shares may trade at a premium or discount to their net asset value. As ETFs trade on an exchange, they are subject to the risks of any exchange-traded instrument, including: (i) an active trading market for its shares may not develop or be maintained, (ii) trading of its shares may be halted by the exchange, and (iii) its shares may be delisted from the exchange.
Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio’s share price to decline.
Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors, and delays may occur in the settlement process for foreign securities.
Securities of foreign companies in which the Portfolio invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair the Portfolio’s ability to repatriate capital or income. The Portfolio is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.
Healthcare Industry Risk. As a sector fund that invests primarily in the healthcare industry, the Partner Healthcare Portfolio is subject to the risk that the companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting their market segment. Due to the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace.
Investment in Other Investment Companies Risk. Investing in other investment companies, including CEFs and BDCs, could result in the duplication of certain fees, including management and administrative fees, and may expose the Portfolio to the risks of owning the underlying investments that the other investment company holds. If investment company securities are purchased at a premium to net asset value, the premium may not exist when those securities are sold and the Portfolio could incur a loss.
Government Securities Risk. Certain Portfolios invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.
High Yield Risk. High yield securities - commonly known as “junk bonds” - are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.
Inflation-Linked Security Risk. Inflation-linked debt securities, such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though a Portfolio will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. A Portfolio’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of these Portfolios to decline and reduce the overall return of the Portfolios.
In the case of the Money Market Portfolio a weak economy, strong equity markets, or changes by the Federal Reserve to its monetary policies may cause short-term interest rates to decline and affect the value of the Portfolio.
Investing-in-Funds Risk.The Thrivent Asset Allocation Portfolios allocate their assets, in part, among certain of the other Portfolios (“Underlying Portfolios”). From time to time, one or more of the Underlying Portfolios may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Asset Allocation Portfolios or other investors. These transactions may affect the Underlying Portfolios since Underlying Portfolios that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and since Underlying Portfolios that receive additional cash will have to invest such cash. These effects may be particularly important when one or more of the Thrivent Asset Allocation Portfolios owns a substantial portion of any Underlying Portfolio. While it is impossible to predict the overall impact of these transactions over time, the performance of an Underlying Portfolio may be adversely affected if the Underlying Portfolio is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent Asset Allocation Portfolios may own substantial portions of some Underlying Portfolios, a redemption or reallocation by a Thrivent Asset Allocation Portfolio away from an Underlying Portfolio could cause the Underlying Portfolio’s expenses to increase. As an investor in an Underlying Portfolio, a Thrivent Asset Allocation Portfolio will bear its ratable share of the Underlying Portfolio’s expenses, in addition to the expenses of the Thrivent Asset Allocation Portfolio with respect to the assets so invested.
Investment Adviser Risk. The Portfolios (except Small Cap Index Portfolio, Mid Cap Index Portfolio, Large Cap Index Portfolio, and Bond Index Portfolio) are actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which a Portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. To the extent that a Portfolio invests in common stock, common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in and general creditors of, the company.
Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.”
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks, foreign securities, and high-yield bonds) often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth. Less liquid securities can also become more difficult to value.
Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. In addition, inventories of municipal bonds held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. As a result of this decreased liquidity, a Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.
Master Limited Partnership (“MLP”) Risk. MLPs are subject to risks such as limited partner risk, liquidity risk interest rate risk and general partner risk.
•	An MLP is a public limited partnership or limited liability company taxed as a partnership. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP normally would not be liable for the debts of the MLP beyond the amount that the investor has contributed but investor may not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which right would continue after an investor sold its investment in the MLP.
•	The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities and, therefore, more difficult to trade at desirable times and/or prices.
•	MLP distributions may be reduced by fees and other expenses incurred by the MLP. MLPs generally are considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
•	The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Multi-Manager Risk. Thrivent Series Fund, Inc. (the “Fund”) and Thrivent Financial for Lutherans have received an exemptive order from the SEC (known as a “multi-manager order”) that permits them to hire and fire one or more subadvisers for the Portfolios without a contractholder vote, subject to approval by the Fund’s Board of Directors and contractholder notice. During the transition of management of Portfolio assets from one subadviser to another, it is possible that the Portfolio will not be fully invested in accordance with the Portfolio’s prospectus and, therefore, will not be fully pursuing its investment objective during such transition. In addition, the multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Portfolio’s realization of capital gains. These aspects of the risk applies to any Portfolio with one or more subadvisers. For a Portfolio that has multiple subadvisers, the investment styles employed by the subadvisers may not be complementary. The interplay of the various strategies employed by the subadvisers may result in the Portfolio indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Portfolio’s performance depending upon the performance of those securities and the overall economic environment. It is also possible that one subadviser could be selling a particular security or security from a certain country while another subadviser could be purchasing the same security or a security from that same country.
Non-Diversified Risk. A Portfolio that is not “diversified” within the meaning of the 1940 Act may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Portfolio’s performance.
Preferred Securities Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Real Estate Industry Risk. To the extent a Portfolio allocates assets to companies in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on companies in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.
Real Estate Investment Trust (REIT) Risk. REITs generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and incomes from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.
Redemption Risk. A Portfolio may need to sell portfolio securities to meet redemption requests. A Portfolio could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Portfolio shares, (ii) a disruption in the normal operation of the markets in which the Portfolio buys and sells portfolio securities or (iii) the inability of the Portfolio to sell portfolio securities because such securities are illiquid. In such events, the Portfolio could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. A Portfolio may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
Sector Risk. To the extent that a Portfolio has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Portfolio may be more vulnerable to unfavourable developments in that economic sector than portfolios that invest more broadly. As disclosed under “Principal Risks” in the Summary section for the applicable

Portfolio certain Portfolios have a significant portion of their assets invested in securities in, and are therefore subject to the risks of, the sectors described below.
Financials Sector Risk. Companies in the financial sector of an economy are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital they must maintain and, potentially, their size. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries of any individual financial company or of the financials sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financials sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financial sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. During the financial crisis that began in 2007, the deterioration of the credit markets impacted a broad range of mortgage, asset-backed, auction rate, sovereign debt and other markets, including U.S. and non-U.S. credit and interbank money markets, thereby affecting a wide range of financial institutions and markets. During the financial crisis, a number of large financial institutions failed, merged with stronger institutions or had significant government infusions of capital. Instability in the financial markets caused certain financial companies to incur large losses. Some financial companies experienced declines in the valuations of their assets, took actions to raise capital (such as the issuance of debt or equity securities), or even ceased operations. Some financial companies borrowed significant amounts of capital from government sources. Those actions caused the securities of many financial companies to decline in value. The financials sector is particularly sensitive to fluctuations in interest rates. The financials sector is also a target for cyber attacks and may experience technology malfunctions and disruptions. In recent years, cyber attacks and technology failures have become increasingly frequent and have caused significant losses.
Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.
Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Technology-Oriented Companies Risk. Common stocks of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller and unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. These are significant competitive pressures among technology-oriented companies and the products or operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Underlying Portfolio Risk. The performance of the Portfolio is dependent, in part, upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios. Those risks may include, among others, market risk, issuer risk, volatility risk, foreign securities risk, real estate industry risk, credit risk, interest rate risk, high yield risk and investment adviser risk.
As a shareholder of the Portfolio, you will bear your share of the Portfolio’s operating expenses as well as the Portfolio’s share of the Underlying Portfolios’ operating expenses. Consequently, an investment in the Portfolio would result in higher aggregate operating costs than investing directly in the Underlying Portfolios.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.
Glossary of Investment Terms
Dollar-Weighted Average Effective Maturity. Measure of the Portfolio that is determined by calculating the average maturity of each debt security owned by the Portfolio, weighting each security according to the amount that it represents in the Portfolio. In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.
Duration. A measure of price sensitivity of a bond or bond fund to changes in interest rates. While duration is similar to maturity in that the result is stated in years, it is a better indicator of price sensitivity than maturity since it takes into account the time value of future cash flows generated over the bond’s life. Since duration can be computed for bond funds by using a weighted approach, the approximate effect on a bond fund’s price can be estimated by multiplying the fund’s duration by an expected change in interest rates. For example, if interest rates were to rise by 1%, the net asset value of a bond fund with an average duration of 5 years would be expected to fall 5%.
Fundamental Investment Research Techniques. Research techniques that generally assess a company or security’s value based on a broad examination of financial data, quality of management, business concept and competition.
Maturity. A bond fund has no real maturity, but it does have a dollar-weighted average effective maturity that represents an average of the effective maturities of the underlying bonds, with each bond’s effective maturity “weighted” by the percent of fund assets it represents. For bonds that are most likely to be called before maturity, the effective maturity of a bond is usually the call date.
Quantitative Investment Research Techniques. Research techniques that generally focus on a company’s financial statements and assess a company or security’s value based on appropriate financial ratios that measure revenue, profitability and financial structure.
Technical Investment Research Techniques. Research techniques that generally involve the study of trends and movements in a security’s price, trading volume and other market-related factors in an attempt to discern patterns.

Management

Investment Adviser
Thrivent Financial, 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Portfolios of Thrivent Series Fund, Inc. (the “Fund”). Thrivent Financial and its affiliates have been in the investment advisory business since 1986 and managed approximately $99 billion in assets as of December 31, 2015, including approximately $43 billion in mutual fund assets.
Thrivent Financial provides investment research and supervision of the assets for the following Portfolios:
Thrivent Aggressive Allocation Portfolio	Thrivent Mid Cap Index Portfolio
Thrivent Moderately Aggressive Allocation Portfolio	Thrivent Large Cap Growth Portfolio
Thrivent Moderate Allocation Portfolio	Thrivent Large Cap Value Portfolio
Thrivent Moderately Conservative Allocation Portfolio	Thrivent Large Cap Stock Portfolio
Thrivent Growth and Income Plus Portfolio	Thrivent Large Cap Index Portfolio
Thrivent Diversified Income Plus Portfolio	Thrivent Low Volatility Equity Portfolio
Thrivent Balanced Income Plus Portfolio	Thrivent Multidimensional Income Portfolio
Thrivent Opportunity Income Plus Portfolio	Thrivent High Yield Portfolio
Thrivent Real Estate Securities Portfolio	Thrivent Income Portfolio
Thrivent Small Cap Stock Portfolio	Thrivent Bond Index Portfolio
Thrivent Small Cap Index Portfolio	Thrivent Limited Maturity Bond Portfolio
Thrivent Mid Cap Stock Portfolio	Thrivent Money Market Portfolio
In addition, Thrivent Financial also provides investment research and supervision of a portion of the assets of the Thrivent Partner Worldwide Allocation Portfolio.
For each of the other Portfolios listed below (the “Subadvised Portfolios”), Thrivent Financial establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Directors of the Portfolio, one or more subadvisers to manage the investments of the Subadvised Portfolios. It also allocates assets to the subadvisers, monitors the performance, security holdings and investment strategies of the subadvisers and, when appropriate, researches any potential new subadviser for the Portfolios. Thrivent Financial has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination and replacement. The Subadvised Portfolios include the following:
Thrivent Partner Healthcare Portfolio	Thrivent Partner All Cap Portfolio
Thrivent Partner Emerging Markets Equity Portfolio	Thrivent Partner Growth Stock Portfolio
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Financial and the Fund have received an exemptive order from the SEC that permits Thrivent Financial and the Portfolios, with the approval of the Fund’s Board of Directors, to retain one or more subadvisers for the Portfolios, or subsequently change a subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable Portfolio. Thrivent Financial will notify variable contract owners in the event of any change in the identity of the subadviser of a Portfolio.
Advisory Fees
Each Portfolio pays an annual investment advisory fee to the investment adviser. During the year ended December 31, 2015, Thrivent Financial received the following advisory fees, expressed as a percentage of the Portfolio’s average daily net assets:1
Certain of the other Portfolios also have breakpoints, which you can learn more about by consulting the Statement of Additional Information. In addition, the Fund’s annual report discusses the basis for the Board of Directors’ approval of the investment adviser agreement between the Fund and Thrivent Financial.
Furthermore, as of April 30, 2016, the following voluntary expense reimbursements, as a percentage of net assets, were in effect:
Portfolio	Percentage
Thrivent Money Market Portfolio	0.10%
As of April 30, 2016, contractual expense reimbursements to limit expenses to the following percentages were in effect:
Portfolio	Percentage	Expiration Date
Thrivent Growth and Income Plus Portfolio	0.80%	4/30/2016
Thrivent Opportunity Income Plus Portfolio	0.75%	4/30/2016

Portfolio	Percentage	Expiration Date
Thrivent Partner Healthcare Portfolio	1.10%	4/30/2016
Thrivent Partner Emerging Markets Equity Portfolio	1.40%	4/30/2016
Thrivent Partner All Cap Portfolio	0.90%	4/30/2016
Thrivent Partner Growth Stock Portfolio	0.85%	4/30/2016
These voluntary expense reimbursements, however, may be discontinued at any time. Contractual expense reimbursements are also disclosed in the “Fees and Expenses” table for the applicable Portfolios.

1	The inception date for each of Thrivent Low Volatility Equity Portfolio and Thrivent Multidimensional Income Portfolio coincides with the date of this prospectus so no advisory fee information is reflected in the table. Thrivent Financial reimbursed certain expenses of some of the Portfolios. This table does not reflect the effects of any reimbursements. In addition, with respect to the Subadvised Portfolios, Thrivent Financial pays the applicable subadviser(s) a subadvisory fee from the advisory fee it receives from the Subadvised Portfolio. These subadvisory fees do not constitute an additional fee to you, the investor. To learn more about these subadvisory fees, please consult the Statement of Additional Information.
2	The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.
Portfolio Management
This section provides information about the portfolio management for each of the Portfolios. The Statement of Additional Information for the Fund provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Portfolios.
Thrivent Aggressive Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio and Thrivent Moderately Conservative Allocation Portfolio
Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio managers of these Portfolios since their inception in 2005. Darren M. Bagwell, CFA and Stephen D. Lowe, CFA have served as portfolio managers of the Portfolios since April of 2016. Mr. Swansen joined Thrivent Financial in 2003 and is the Chief Investment Officer of Thrivent Asset Mgt. and Thrivent Financial and serves as the team leader. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is a Senior Equity Portfolio Manager. Mr. Lowe has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2009.
Thrivent Growth and Income Plus Portfolio
Stephen D. Lowe, CFA has served as a portfolio manager of the Portfolio since 2013. Mark L. Simenstad, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA have served as portfolio managers of the Portfolio since 2015. John T. Groton, Jr., CFA, has served as a portfolio manager of the Portfolio since 2016. Mr. Lowe has served has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2009. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Groton has been with Thrivent Financial since 2007 in an investment management capacity and currently is the firm’s Director of Equity Research. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as an equity portfolio manager since 2003.
Thrivent Balanced Income Plus Portfolio
Stephen D. Lowe, CFA has served as a portfolio manager of the Portfolio since 2013. Mark L. Simenstad, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA have served as portfolio managers of the Portfolio since 2015. John T. Groton, Jr., CFA, has served as a portfolio manager of the Portfolio since 2016. Mr. Groton has been with Thrivent Financial since 2007 in an investment management capacity and currently is the firm’s Director of Equity Research. Mr. Lowe has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2009. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as an equity portfolio manager since 2003.
Thrivent Diversified Income Plus Portfolio
Mark L. Simenstad, CFA has served as a portfolio manager of the Portfolio since 2006. Stephen D. Lowe, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA have served as portfolio managers of the Portfolio since 2015. John T. Groton, Jr., CFA, has served as a portfolio manager of the Portfolio since 2016. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Lowe has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2009. Mr. Groton has been with

Thrivent Financial since 2007 in an investment management capacity and currently is the firm’s Director of Equity Research. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as an equity portfolio manager since 2003.
Thrivent Opportunity Income Plus Portfolio
Gregory R. Anderson, CFA has served as a portfolio manager of the Portfolio since 2003. Michael G. Landreville, CFA, CPA (inactive) and Conrad E. Smith, CFA have served as portfolio managers of the Portfolio since the 2013. Paul J. Ocenasek, CFA and Kent L. White, CFA have served as portfolio managers of the Portfolio since 2015. Mr. Anderson has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000. Mr. Landreville has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998. Mr. Smith has been with Thrivent Financial since 2004 and also manages the leveraged loan portfolio and the high yield bond portfolio of Thrivent Financial’s general account. Mr. Ocenasek has been with Thrivent Financial since 1987 and has served in a portfolio management capacity since 1997. Mr. White is the Director of Investment Grade Research at Thrivent Financial and has been with the firm since 1999.
Thrivent Partner Healthcare Portfolio
Thrivent Financial has engaged Sectoral Asset Management Inc. (“Sectoral”), 1000 Sherbrooke Street West, Suite 2120, Montreal, Quebec H3A 3G4, Canada, as investment subadviser for Thrivent Partner Healthcare Portfolio. Sectoral, which is 100% employee owned, specializes in managing global healthcare portfolios and has been practicing this specialty since 2000. As of December 31, 2015, Sectoral managed approximately $2.9 billion in assets.
Stephan Patten, CFA has served as the portfolio manager of the Portfolio since 2008. He joined Sectoral in 2001 as an Assistant Portfolio Manager and became a Portfolio Manager in 2004. Mr. Patten is the Senior Portfolio Manager for the firm’s Healthcare Strategy. He also assumes analytical coverage for several pharmaceutical companies. In 2013, Mr. Patten was nominated a Managing Director of Sectoral Asset Management and participates in the Executive Committee of the firm.
Marc-André Marcotte, CFA is also a portfolio manager of the Portfolio. Mr. Marcotte joined Sectoral in 2006. He is responsible for overseeing the investment research activities at Sectoral. He is also responsible for the coverage of Medical Technology companies. In September 2013, Mr. Marcotte was nominated a Managing Director of Sectoral Asset Management. Prior to joining Sectoral, he worked at CryoCath
Technologies, a company specializing in the development of products to treat cardiovascular diseases, where he was the Director of Quality. Before this, he worked with Arterial Vascular Engineering (now Medtronic) in Vancouver as an engineer on angioplasty catheters and stents. He has over eight years of experience in the development of Medical Devices. Mr. Marcotte graduated from Sherbrooke University in 1997 with a Bachelor of Engineering and completed a Master of Business Administration at HEC Montreal in 2003.
Thrivent Partner Emerging Markets Equity Portfolio
Thrivent Financial has engaged Aberdeen Asset Managers Limited (“Aberdeen”), 10 Queen’s Terrace, Aberdeen AB10 1YG, United Kingdom, as subadviser for Thrivent Partner Emerging Markets Equity Portfolio.
Aberdeen is a subsidiary of Aberdeen Asset Management PLC (“Aberdeen PLC”), which was organized in 1983. Aberdeen PLC is the parent company of an asset management group managing approximately $428.2 billion in assets as of December 31, 2015, for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients. In rendering investment advisory services, Aberdeen may use the resources of investment adviser subsidiaries of Aberdeen PLC. Aberdeen uses a team-based approach, with the following team members being primarily responsible for day-to-day management. Devan Kaloo has been with Aberdeen since 2000. He is the Head of Global Emerging Markets/Global Head of Equities; he formerly served as a Senior Investment Manager on Aberdeen’s Asian Equity team. Joanne Irvine is the Head of Emerging Markets (ex-Asia) and has been with Aberdeen since 1996. Hugh Young is Managing Director—Asia Equities and has been with Aberdeen since 1985. Mark Gordon-James, CFA, is a Senior Investment Manager and has been with Aberdeen since 2004. Fiona Manning, CFA, is a Senior Investment Manager and has been with Aberdeen since 2005.
Thrivent Real Estate Securities Portfolio
Reginald L. Pfeifer, CFA has served as portfolio manager of the Portfolio since its inception in 2003. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as an equity portfolio manager since 2003. Previously, he was the Head of Mortgages and Real Estate from 2002 to 2003 and the Head of Fixed Income from 1998 to 2002.
Thrivent Small Cap Stock Portfolio
Matthew D. Finn, CFA has served as lead portfolio manager for the Thrivent Small Cap Stock Portfolio since 2013. James M. Tinucci, CFA has served as an associate portfolio manager of the Portfolio since 2015.

Mr. Finn has been a portfolio manager at Thrivent Financial since 2004, when he joined the firm. Mr. Tinucci has been with Thrivent Financial since 2014, and previously held various positions at Thrivent from 2007 to 2012. Prior to joining Thrivent Financial Mr. Tinucci was a manager at Deloitte Consulting.
Thrivent Small Cap Index Portfolio
Kevin R. Brimmer, FSA has served as portfolio manager to the Portfolio since 2002 and has been with Thrivent Financial since 1985.
Thrivent Mid Cap Stock Portfolio
Brian J. Flanagan, CFA has been a portfolio manager of the Portfolio since 2004. He has been with Thrivent Financial since 1994 and a portfolio manager since 2000.
Thrivent Mid Cap Index Portfolio
Kevin R. Brimmer, FSA has served as portfolio manager to the Portfolio since 2002 and has been with Thrivent Financial since 1985.
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Financial has engaged Principal Global Investors, LLC (“Principal”), 801 Grand Avenue, Des Moines, Iowa 50392; Aberdeen Asset Managers Limited (“Aberdeen”), 10 Queen’s Terrace, Aberdeen, AB10 1YG, United Kingdom; and Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282-2198, as investment subadvisers for Thrivent Partner Worldwide Allocation Portfolio.
Principal is a direct wholly-owned subsidiary of Principal Life Insurance Company. Principal and its predecessor firms have subadvised mutual fund assets since 1969. Principal, together with its affiliated asset management companies, had approximately $379.9 billion in assets under management as of December 31, 2015. Principal has an investment management team that has day-to-day responsibility for managing its portion of the Portfolio’s assets. Mark R. Nebelung, CFA and John Pihlblad, CFA have served as portfolio co-managers for the Principal portion of the Portfolio since 2010 and 2008, respectively. Paul Blankenhagen, CFA and Juliet Cohn have served as portfolio co-managers for the Principal portion of the Portfolio since 2015. Mr. Nebelung has co-portfolio management responsibilities of Principal’s international growth and global growth equity strategies. Mr. Nebelung also co-leads the firm’s Research and Development team, responsible for analytical and risk management systems. He has been with Principal since 1997. Mr. Pihlblad is a senior investment officer at Principal and led the development of Principal’s proprietary Global Research Platform. He has been with Principal since 2000. Mr. Blankenhagen is a co-portfolio manager for the European Equity, International Core, and International Diversified Equity portfolios at Principal. He joined the firm in 1992, has been a member of the international equity team since 1995, and was named a portfolio manager in 2000. Ms. Cohn is responsible for co-managing Principal’s European Equity, International Core and International Diversified Equity portfolios. She joined the firm in 2003 as a portfolio manager for European equities, and was named to the latter two strategies in 2004.
GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. As of December 31, 2015, GSAM, including its investment advisory affiliates, had assets under supervision (AUS) of approximately $1,082,665.8 million. AUS includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM’s Quantitative Investment Strategies team (the “QIS” team”) manages the international small-and mid-cap equities of the Portfolio. Armen Avanessians, Managing Director and CIO of the QIS team, joined Goldman Sachs in 1985 and became a member of the Securities Division Executive Committee in 2003. Len Ioffee, Managing Director, joined GSAM as an associate in 1994 and has been a portfolio manager since 1996. Osman Ali, Managing Director, joined GSAM in 2003 and has been a member of the research and portfolio management team with the QIS team since 2005. Takashi Suwabe is a Managing Director and is co-head of active equity research in the QIS team. Mr. Suwabe joined GSAM in 2004 and has been a member of the QIS team since 2009. Previously, Mr. Suwabe worked at Nomura Securities and Nomura Research Institute. Denis Suvorov, Vice President, joined GSAM in 2011 as a portfolio manager. Between 2007 and 2011 he was a portfolio manager at Numeric Investors, LLC. GSAM’s Emerging Market Debt and Fundamental Currency Team (the “EMD” team”) manages the emerging market debt assets of the Portfolio. Samuel Finkelstein is a Managing Director, the Global Head of Macro Strategies and a member of the Fixed Income Strategy Group and Cross-Sector Strategy Team at GSAM. He is also the head of the EMD Team and the lead manager of GSAM’s portion of the Portfolio. Prior to joining the EMD Team in 2000, Mr. Finkelstein worked in the fixed-income risk and strategy group where he constructed portfolios and monitored risk exposure. He joined GSAM in 1997. Ricardo Penfold, Managing Director, joined GSAM in 2000.
Aberdeen is a subsidiary of Aberdeen Asset Management PLC (“Aberdeen PLC”), which was organized in 1983. Aberdeen PLC is the parent company of an asset management group managing approximately $428.2 billion in assets as of December 31, 2015, for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients. In rendering investment advisory services, Aberdeen may use the resources of investment adviser subsidiaries of Aberdeen PLC. Aberdeen uses a team-based approach, with the following team members being primarily responsible for day-to-day management. Devan Kaloo has been with Aberdeen since 2000. He is the Head of Global Emerging Markets/Global Head of Equities; he formerly served as a Senior Investment Manager on Aberdeen’s Asian Equity team. Joanne Irvine is the Head of Emerging Markets (ex-Asia) and has been with Aberdeen since 1996. Hugh Young is Managing Director-Asia and has been with Aberdeen since 1985. Mark Gordon-James, CFA, is a Senior Investment Manager and has been with Aberdeen since 2004. Fiona Manning, CFA, is a Senior Investment Manager and has been with Aberdeen since 2005.
GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. As of December 31, 2015, GSAM, including its investment advisory affiliates, had assets under supervision (AUS) of approximately $1,082,665.8 million. AUS includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM uses its Quantitative Investment Strategies team (the “QIS” team) to manage the international small-and mid-cap equities of the Portfolio. GSAM uses its Emerging Market Debt and Fundamental Currency Team (the “EMD” team) to manage the emerging market debt assets of the Portfolio.
Len Ioffe, Managing Director, joined GSAM as an associate in 1995 and has been a portfolio manager since 1996. Osman Ali, Managing Director, joined GSAM in 2003 and has been a member of the research and portfolio management team within the QIS team since 2005. Takashi Suwabe is a Managing Director and is co-head of active equity research in the QIS team. Mr. Suwabe joined GSAM in 2004 and has been a member of the QIS team since 2009. Previously, Mr. Suwabe worked at Nomura Securities and Nomura Research Institute. Samuel Finkelstein is a Managing Director, the Global Head of Macro Strategies and a member of the Fixed Income Strategy Group and Cross-Sector Strategy Team at GSAM. He is also the head of the EMD Team and the lead manager of GSAM’s portion of the Portfolio. Prior to joining the EMD Team in 2000, Mr. Finkelstein worked in the fixed-income risk and strategy group where he constructed portfolios and monitored risk exposure. He joined GSAM in 1997. Ricardo Penfold, Managing Director, joined GSAM in 2000. Prior to joining GSAM, he was Head of Research and Economics in Venezuela for Santander Investments and Banco Santander Central Hispano for four years.
Noah J. Monsen, CFA and Brian M. Bomgren, CQF serve as portfolio managers for the international large-cap value assets. Mr. Monsen has been with
Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Bomgren has been with Thrivent Financial since 2006 and is currently a Senior Equity Portfolio Manager. David C. Francis, CFA, serves as lead portfolio manager for the portion of the Portfolio’s assets allocated to U.S. securities. Mr. Francis has been with Thrivent Financial since 2001.
Thrivent Partner All Cap Portfolio
Thrivent Financial has engaged FIAM LLC (“FIAM”), 900 Salem Street, Smithfield, RI 02917, as investment subadviser for the Thrivent Partner All Cap Portfolio. FIAM, an indirectly-held wholly-owned subsidiary is primarily responsible for choosing investments for the Portfolio. As of December 31, 2015, FIAM and its FIAM Group affiliates managed approximately $61.575 billion in assets worldwide.
Chander Willett is the Lead Portfolio Manager of this team. He generally oversees the Portfolio’s day-to-day investment activities. Chad Colman, Katharine O’Donovan, Ed Field, Andrew Swanson, Jody Simes, Chip Perrone, Hamish Clark, and Adam Benjamin are each analyst/Global Sector Team Leaders responsible for stock selection for certain sector(s) within the Portfolio.
Mr. Willett has been associated with FIAM since 2006, and has over 18 years of investment industry experience. Prior to joining FIAM, Mr. Willett served as a senior analyst at Highline Capital Management, where he analyzed securities in all sectors of health care in both U.S. and international markets, including pharmaceuticals, medical devices, life sciences, and health care services.
Chad Colman is a Global Sector Team Leader covering the Global Industrials Sector. Mr. Colman joined FIAM in 2009 as a research analyst for the Industrials sector. Prior to joining FIAM, Mr. Colman served as a senior analyst at RiverSource Investments (formerly American Express Financial Advisors).
Katharine O’Donovan is a Global Sector Team Leader covering the Financials sector. Ms. O’Donovan joined FIAM in May 2008 as a research analyst for the European bank sector. Prior to joining FIAM, Ms. O’Donovan spent 10 years each on the buy side and sell side evaluating at European banks, and subsequently global financials. She was at First State Investments from 2007 through 2008 researching financials on the global team. From 1999 to 2007, she covered European banks including the UK at Credit Suisse Asset Management. From 1989 to 1999, she was a sell side analyst of European banks, at what is now Royal Bank of Scotland and Deutsche Bank.
Ed Field is a Global Sector Team Leader covering the Utilities and Telecommunications sectors. Mr. Field joined FIAM in 2008 as a research analyst covering the telecommunications sector. Prior to joining FIAM, Mr. Field was a portfolio manager and a telecommunications analyst at Prudential in the UK for 10 years.
Andrew Swanson is a Global Sector Team Leader covering the Healthcare sector. Mr. Swanson joined FIAM in 2008 as a pharmaceutical analyst. Prior to joining FIAM, Mr. Swanson was a specialty pharmaceutical analyst at Citi Investment Research and before that he covered the European pharmaceutical sector at Citigroup in London.
Jody Simes is a Global Sector Team Leader and has managed the global materials sector portfolio since 2006 and was named the manager of the global energy sector portfolio in 2011. Prior to that, Mr. Simes covered the non-ferrous metals, chemicals, and fertilizer sectors, as well as Canadian telecommunications and software companies as an equity research analyst. He has also served as a technology sector specialist for Fidelity Management and Research Company and a fixed income trader for Fidelity Capital Markets.
Chip Perrone is a Global Sector Team Leader covering the Consumer Discretionary sector. In October 2010, Mr. Perrone joined the consumer discretionary team. Before assuming the team lead role, his research focus had been U.S. automotive, gaming and lodging, household durables, cruise companies and Latin American consumer discretionary names. Prior to joining the consumer discretionary team, Chip was a member of the International Value portfolio management team at FIAM. His fundamental research coverage included the consumer discretionary, consumer staples, and health care sectors. Prior to joining FIAM in 2007, Mr. Perrone worked at DuPont Capital Management for 17 years as a senior international equity analyst from 1998-2007.
Hamish Clark is a Global Sector Team Leader covering the Consumer Staples sector. Mr. Clark joined FIAM in 2008 as a research analyst covering the consumer staples sector. Prior to joining FIAM, Mr. Clark worked as a research analyst covering the European consumer sector at Insight Investment, the asset manager of HBOS Plc in London.
Adam Benjamin is a Global Sector Team Leader covering the Technology sector. Prior to assuming his current role in 2014, Mr. Benjamin was a research analyst responsible for coverage of the semiconductor, semiconductor capital equipment, and solar end markets. Prior to joining Fidelity in 2011, Mr. Benjamin was a managing director at Jefferies & Company, Inc. since 2004 as the head of semiconductor equity research. Prior to joining Jefferies, he was a senior research associate at SG Cowen where he focused on the semiconductor space for nearly two years, after serving as a vice president in the technology M&A group at that firm for the preceding three years. Mr. Benjamin was also an associate in the Corporate Law department of Sullivan & Worcester.
Thrivent Large Cap Growth Portfolio
Darren M. Bagwell, CFA has served as a portfolio manager of the Portfolio since 2014. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is a Senior Equity Portfolio Manager.
Thrivent Partner Growth Stock Portfolio
Thrivent Financial has engaged T. Rowe Price Associates Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadviser for the Thrivent Partner Growth Stock Portfolio. T. Rowe Price and its affiliates had approximately $763.1 billion in total assets under management as of December 31, 2015.
Joseph B. Fath, CPA is the portfolio manager of the Portfolio. He currently serves as chairman of the Portfolio’s Investment Advisory Committee. Mr. Fath joined the Firm in 2002. He joined the Firm as an equity research analyst and, since 2008, has assisted other T. Rowe Price portfolio managers in managing the Firm’s U.S. large-cap growth strategies.
Thrivent Large Cap Value Portfolio
Kurt J. Lauber, CFA has served as portfolio manager of the Portfolio since 2013. He has been with Thrivent Financial since 2004 and previously served as an associate portfolio manager.
Thrivent Large Cap Stock Portfolio
Darren M. Bagwell, CFA and Kurt J. Lauber, CFA have served as portfolio managers of the portfolio 2016 and 2013, respectively. Mr. Lauber has been with Thrivent Financial since 2004 and previously served as an associate portfolio manager. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is a Senior Equity Portfolio Manager.
Thrivent Large Cap Index Portfolio
Kevin R. Brimmer, FSA has served as portfolio manager to the Portfolio since 2002 and has been with Thrivent Financial since 1985.
Thrivent High Yield Portfolio
Paul J. Ocenasek, CFA has served as portfolio manager of the Portfolio since 1997. He has been with Thrivent Financial since 1987 and, since 1997, has served as portfolio manager to other Thrivent mutual funds.

Thrivent Income Portfolio
Stephen D. Lowe, CFA has served as the portfolio manager of the Portfolio since 2009. He has also been a senior portfolio manager of the high yield portion of Thrivent Financial’s general account since 2005. He has been with Thrivent Financial since 1997.
Thrivent Bond Index Portfolio
Michael G. Landreville, CFA, CPA (inactive) has served as portfolio manager of the Portfolio since 2005. Mr. Landreville has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998.
Thrivent Limited Maturity Bond Portfolio
Gregory R. Anderson, CFA and Michael G. Landreville, CFA, CPA (inactive) have served as portfolio managers of the Portfolio since the respective years of 2005 and 2001. Mr. Anderson has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000. Mr. Landreville has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998.
Thrivent Money Market Portfolio
William D. Stouten has served as portfolio manager of the Portfolio since 2003. Prior to this position, he was a research analyst and trader for the Thrivent money market funds since 2001, when he joined Thrivent Financial.
Personal Securities Investments
Personnel of Thrivent Financial and the subadvisers may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions. Transactions in securities that may be held by the Portfolios are permitted by Thrivent Financial, subject to compliance with applicable provisions under the applicable codes of ethics.
Trademarks
The S&P 500 Index, S&P SmallCap 600 Index, S&P MidCap 400 Index and S&P 500/Citigroup Growth Index, and S&P 500/Citigroup Value Index are products of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by the Funds. Copyright ©
2016 S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial Inc., and/or its affiliates. All rights reserved. Redistribution, reproduction and/or photocopying in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
None of the MSCI information contained in this prospectus is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data should not be taken as an indication or guarantee of any future performance. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, noninfringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.
“Russell 1000® Growth Index,” “Russell 1000 Value Index,” “Russell 1000 Index,” “Russell 2000 Index,” “Russell 3000 Index,” “Russell Midcap Index,” “Russell Developed Large Cap Index,” and “Russell Developed Index” are trademarks/service marks of the Frank Russell Company and have been licensed for use by Thrivent. Russell® is a trademark of the Frank Russell Company.
The Separate Accounts and the Retirement Plans

Shares in Thrivent Series Fund, Inc. (the “Fund”) are currently sold, without sales charges, only to:
•	Separate accounts of Thrivent Financial and Thrivent Life Insurance Company (“Thrivent Life”), a subsidiary of Thrivent Financial, which are used to fund benefits of variable life insurance and variable annuity contracts (each a “variable contract”) issued by Thrivent Financial and Thrivent Life; and
•	Other Portfolios of the Fund.

A Prospectus for the variable contract describes how the premiums and the assets relating to the variable contract may be allocated among one or more of the subaccounts that correspond to the Portfolios of the Fund. Participants in the retirement plans should consult retirement plan documents for information on how to invest.
The Fund serves as the underlying investment vehicle for variable annuity contracts and variable life insurance policies that are funded through separate accounts established by Thrivent Financial. It is possible that in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Portfolios at the same time. Although neither Thrivent Financial nor the Fund currently foresees any such disadvantage, the Fund’s Board of Directors (the “Board”) monitors events in order to identify any material conflicts between such policy owners and contract owners. Material conflict could result from, for example, 1) changes in state insurance laws, 2) changes in federal income tax law, 3) changes in the investment management of a Portfolio, or 4) differences in voting instructions between those given by policy owners and those given by contract owners. Should it be necessary, the Board would determine what action if any, should be taken on response to any such conflicts.
As a result of differences in tax treatment and other considerations, a conflict could arise between the interests of the variable life insurance contract owners, variable annuity contract owners, and plan participants with respect to their investments in the Fund. The Fund’s Board will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action if any, should be taken in response to any such conflicts.
Pricing of Portfolio Shares

The price of a Portfolio’s shares is based on the Portfolio’s net asset value (“NAV”). Each Portfolio generally determines its NAV once daily at the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern Time. If the NYSE has an unscheduled early close but certain other markets remain open until their regularly scheduled closing time, the NAV may be determined as of the regularly scheduled closing time of the NYSE. If the NYSE and/or certain other markets close early due to extraordinary circumstances (e.g., weather, terrorism, etc.), the NAV may be calculated as of the early close of the NYSE and/or other markets. The NAV generally will not be determined on days when, due to extraordinary circumstances, the NYSE and/or certain other markets do not open for trading. The Portfolios do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Thrivent Money Market Portfolio seeks to maintain a stable $1.00 NAV, pursuant to procedures established by the Fund’s Board of Directors, and generally utilizes the amortized cost method. Valuing securities held by Thrivent Money Market Portfolio on the basis of amortized cost (which approximates market value) involves a constant amortization of premium or accretion of discount to maturity. This method is explained further in the Statement of Additional Information. The Portfolio will not value a security at amortized cost, but will instead make a fair value determination for such security, if it determines that amortized cost is not approximately the same as the fair value of the security.
Each other Portfolio determines its NAV by adding the value of Portfolio assets, subtracting the Portfolio’s liabilities, and dividing the result by the number of outstanding shares. To determine the NAV, the other Portfolios generally value their securities at current market value using readily available market quotations. If market prices are not available or if the investment adviser determines that they do not accurately reflect fair value for a security, the Board has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Directors. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes a review of various factors set forth in the pricing policies adopted by the Board of Directors.
Because many foreign markets close before the U.S. markets, significant events may occur between the close of the foreign market and the close of the U.S. markets, when the Portfolio’s assets are valued, that could have a material impact on the valuation of foreign securities (i.e., available price quotations for these securities may not necessarily reflect the occurrence of the significant event). The Fund, subject to oversight by the Board of Directors, evaluates the impact of these significant events and adjusts the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets to the extent that the available price quotations do not, in the Adviser’s opinion, adequately reflect the occurrence of the significant events.
The Fund has authorized Thrivent Financial and one or more other entities to accept orders from participants in the retirement plans. The separate accounts and the retirement plans each place an order to buy or sell shares of a respective Portfolio each business day. The amount of the order is based on the aggregate instructions from owners of the variable annuity contracts or the participants in the retirement plans. Orders placed in good order before the close of the NYSE on a given day by the separate accounts, the retirement plans, or participants in the retirement plans result in share purchases and redemptions at the NAV calculated as of the close of the NYSE that day.
Policy Regarding Frequent Purchases and Redemptions
The Board has adopted the following policy with respect to frequent purchases and redemptions of shares of the Portfolios. The separate accounts and retirement plans that invest in the Portfolios may make purchases and redemptions in the Portfolios daily. The Portfolios do not restrict this activity. Thrivent Financial and Thrivent Life employ certain monitoring controls that seek to identify and deter market timing and excessive short-term trading with the separate accounts, but the Portfolios cannot provide assurance that this monitoring will be effective. In addition, the terms of the variable contracts may limit the ability of Thrivent Financial and Thrivent Life to deter frequent trading. As a result, the Portfolios can give no assurance that market timing and excessive short-term trading will not occur. Frequent purchases and redemptions of shares of the Portfolios can disrupt portfolio management and increase expenses of the Portfolios, thereby negatively impacting their performance.
Disclosure of Portfolio Holdings
A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Statement of Additional Information for the Portfolios and at thrivent.com.
Standing Allocation Order
The “Thrivent Asset Allocation Portfolios” purchase and redeem shares of the other Portfolios (the “Underlying Portfolios”) each business day pursuant to a standing allocation order (the “Allocation Order”). The Allocation Order provides daily instructions for how a purchase or redemption order by a Thrivent Asset Allocation Portfolio should be allocated among the Underlying Portfolios. Each day, pursuant to the Allocation Order, a Thrivent Asset Allocation Portfolio will purchase or redeem shares of the relevant Underlying Portfolios at the NAV for the Underlying Portfolio calculated that day. Any modification to the daily instruction provided by the Allocation Order must be made before the close of trading on the NYSE.
Tax Matters

Because you do not own shares of the Fund directly, any transaction relating to either your variable contract or retirement plan results in tax consequences at that level. Please refer to the tax discussion in the applicable account prospectus or your retirement plan documents for more information.
Under existing tax law, dividends or capital gains distributions from a Portfolio are not currently taxable to holders of variable contracts when left to accumulate within a variable contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, a 10% penalty tax on withdrawals before age 59 1⁄2. For more information regarding the Fund’s general policies on distributions, please consult the Statement of Additional Information.

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Financial Highlights

The financial highlights tables for each of the Portfolios are intended to help you understand the Portfolios’ financial performance for the past five years or, if shorter, the period of the Portfolios’ operations. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The returns do not reflect any charges that would normally occur at the separate account level. This information has been audited by ___________________, independent registered public accounting firm, whose report, along with the Portfolios’ financial statements, are included in the Annual Report of the Fund for the fiscal year ended December 31, 2015, which is available upon request.

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The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Fund and its Portfolios. Additional information about the Portfolios’ investments is available in the annual and semiannual reports of the Fund. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Portfolios during its last fiscal year. You may request a free copy of the Statement of Additional Information, the annual reports or the semiannual reports, or you may make additional requests or inquiries by calling 1-800-847-4836. The Statement of Additional Information, the annual report and the semiannual report are also available, free of charge, at Thrivent.com. You also may review and copy information about the Portfolios (including the Statement of Additional Information) at the Public Reference Room of the SEC in Washington, DC. You may get more information about the Public Reference Room by calling 1-202-551-8090. You also may get information about the Portfolios on the EDGAR database at the SEC web site (www.sec.gov), and copies of the information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-1520, or by sending an e-mail to: publicinfo@sec.gov.
1940 Act File No. 811-4603

STATEMENT OF ADDITIONAL INFORMATION
Dated April 28, 2017

For
THRIVENT SERIES FUND, INC.
625 Fourth Avenue South
Minneapolis, Minnesota 55415
800-THRIVENT (847-4836)
Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Thrivent Growth and Income Plus Portfolio
Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Portfolio
Thrivent Opportunity Income Plus Portfolio
Thrivent Partner Healthcare Portfolio
Thrivent Partner Emerging Markets Equity Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Low Volatility Equity Portfolio
Thrivent Multidimensional Income Portfolio
Thrivent High Yield Portfolio
Thrivent Income Portfolio
Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Money Market Portfolio
This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus for Thrivent Series Fund, Inc. (the “Fund”) dated April 28, 2017. The Report of Independent Registered Public Accounting Firm and financial statements included in the Annual Report for the Fund, for the fiscal year ended December 31, 2016, is a separate report furnished with this Statement of Additional Information and is incorporated herein by reference. To receive a copy of the Prospectus or the Annual or Semiannual Report for the Fund, write to Thrivent Series Fund, Inc., 4321 N. Ballard Road, Appleton, Wisconsin, 54919 or call toll-free (800) THRIVENT (847-4836).
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HISTORY OF THE FUND
The Fund is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”) and was organized as a Minnesota corporation on February 24, 1986. The Fund is made up of 29 separate series or “Portfolios.” Each Portfolio of the Fund, other than the Thrivent Aggressive Allocation Portfolio, the Thrivent Moderately Aggressive Allocation Portfolio, the Thrivent Moderate Allocation Portfolio, the Thrivent Moderately Conservative Allocation Portfolio (collectively, the “Thrivent Asset Allocation Portfolios”), and the Thrivent Partner Healthcare Portfolio is diversified. Each Portfolio is in effect a separate investment fund, and a separate class of capital stock of the Fund is issued with respect to each Portfolio.
INVESTMENT POLICIES AND RESTRICTIONS
Additional Investment Practices
In addition to those practices stated in the Prospectus, various Portfolios may purchase the following securities or may engage in the following transactions. Each of these investment practices are non-principal investment strategies except as otherwise noted.
Thrivent Asset Allocation Portfolios
Each of the Thrivent Asset Allocation Portfolios seeks to achieve its investment objective by investing in other series of the Fund and directly-held financial instruments. Each of the Thrivent Asset Allocation Portfolios may also invest in (i) Government Securities and Short-Term Paper (as such terms are defined in the 1940 Act), (ii) unaffiliated mutual funds or other unaffiliated investment companies, to the extent permitted under Section 12(d)(1) of the 1940 Act, and (iii) other investments, as permitted by Rule 12d1-2 under the 1940 Act or by exemptive order.
None of the Thrivent Asset Allocation Portfolios is “diversified” within the meaning of the 1940 Act. A mutual fund is diversified if at least 75% of the value of its total assets is represented by Government Securities (as defined in the 1940 Act), cash and cash items, securities of other investment companies and other securities, excluding investments of more than 5% of the fund’s total assets in any one issuer and investments representing more than 10% of the outstanding voting securities of any one issuer.
Other Securities
The Thrivent Partner Healthcare Portfolio, Thrivent Partner Emerging Markets Equity Portfolio, Thrivent Real Estate Securities Portfolio, Thrivent Small Cap Stock Portfolio, Thrivent Small Cap Index Portfolio, Thrivent Mid Cap Stock Portfolio, Thrivent Mid Cap Index Portfolio, Thrivent Partner Worldwide Allocation Portfolio, Thrivent Partner All Cap Portfolio, Thrivent Large Cap Growth Portfolio, Thrivent Partner Growth Stock Portfolio, Thrivent Large Cap Value Portfolio, Thrivent Large Cap Stock Portfolio, Thrivent Large Cap Index Portfolio, Thrivent Low Volatility Equity Portfolio, Thrivent Growth and Income Plus Portfolio, Thrivent Balanced Income Plus Portfolio and, to the extent set forth above, Thrivent Asset Allocation Portfolios may each invest in other types of securities, including bonds, partnerships (including Master Limited Partnerships and Private Partnerships), forward contracts, preferred stocks, convertible bonds, convertible preferred stocks, rights, warrants, American Depository Receipts (ADRs), and other debt or equity securities. In addition, each of these Portfolios may invest in U.S. Government securities or cash, European Depository Receipts (EDRs) and the securities of foreign investment trusts and trusts.
The Thrivent Partner Healthcare Portfolio, Thrivent Partner Emerging Markets Equity Portfolio, Thrivent Real Estate Securities Portfolio, Thrivent Small Cap Stock Portfolio, Thrivent Small Cap Index Portfolio, Thrivent Mid Cap Stock Portfolio, Thrivent Mid Cap Index Portfolio, Thrivent Partner Worldwide Allocation Portfolio, Thrivent Partner All Cap Portfolio, Thrivent Large Cap Growth Portfolio, Thrivent Partner Growth Stock Portfolio, Thrivent Large Cap Value Portfolio, Thrivent Large Cap Stock Portfolio, Thrivent Large Cap Index Portfolio, Thrivent Low Volatility Equity Portfolio and Thrivent Growth and Income Plus Portfolio will not use any minimum level of credit quality. Debt obligations may be rated less than investment grade, which
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is defined as having a quality rating below “Baa,” as rated by Moody’s Investors Service, Inc. (“Moody’s”), or below “BBB,” as rated by Standard & Poor’s Corporation (“S&P”). For a description of Moody’s and S&P’s ratings, see “Description of Debt Ratings.” Securities rated below investment grade (sometimes referred to as “high yield bonds” or “junk bonds”) are considered to be speculative and involve certain risks, including a higher risk of default and greater sensitivity to economic changes.
Thrivent High Yield Portfolio, Thrivent Diversified Income Plus Portfolio, Thrivent Income Portfolio, Thrivent Limited Maturity Bond Portfolio, Thrivent Multidimensional Income Portfolio and Thrivent Opportunity Income Plus Portfolio may also invest in common stocks, warrants to purchase stocks, bonds or preferred stocks convertible into common stock, and other equity securities.
Bank Instruments
Each Portfolio may invest in bank instruments in pursuit of its investment objective. These instruments include, but are not limited to, certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker’s acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker’s acceptance may be obtained from a domestic or foreign bank including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are non-negotiable deposits for a fixed period of time at a stated interest rate.
U.S. branches of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated under federal or state law. U.S. federal branches of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective state or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. U.S. branches of foreign banks can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.
Investing in instruments issued by foreign branches of U.S. banks and U.S. branches of foreign banks may involve risks. These risks may include future unfavorable political and economic developments, possible withholding or confiscatory taxes, seizure of foreign deposits, currency controls, interest limitations and other governmental restrictions that might affect payment of principal or interest, and possible difficulties pursuing or enforcing claims against banks located outside the U.S. Additionally, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory requirements and practices comparable to U.S. issuers, and there may be less public information available about foreign banks and their branches and agencies.
Repurchase Agreements
Each Portfolio may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Portfolio must take possession of collateral either directly or through a third-party custodian. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Portfolio could incur a loss due to a drop in the market value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending court action. A Portfolio may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Portfolios’ investment adviser, Thrivent Financial for Lutherans (“Thrivent Financial” or the “Adviser”), or a subadviser to be creditworthy. The Thrivent Money Market Portfolio may enter into repurchase agreements that are collateralized by government securities.
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Restricted Securities
The Portfolios may buy or sell restricted securities, including securities that meet the requirements of Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Rule 144A Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule. Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Directors. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of a Portfolio’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, a Portfolio may be adversely impacted by the subjective valuation of such securities in the absence of an active market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A securities. None of the Portfolios will invest more than 15% of its net assets in illiquid securities (5% in the case of the Thrivent Money Market Portfolio).
Reverse Repurchase Agreements
Each Portfolio also may enter into reverse repurchase agreements, which may be viewed as borrowings made by a Portfolio. A reverse repurchase agreement is a transaction in which the Portfolio transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument’s market value in cash, with an agreement that at a stipulated date in the future the Portfolio will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Portfolio to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. However, the ability to enter into reverse repurchase agreements does not assure that the Portfolio will be able to avoid selling portfolio instruments at a disadvantageous time.
The Portfolios will engage in reverse repurchase agreements that are not in excess of 60 days to maturity and will do so to avoid borrowing cash and not for the purpose of investment leverage or to speculate on interest rate changes. When effecting reverse repurchase agreements, assets of the Portfolio in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Portfolio’s records at the trade date and maintained until the transaction is settled.
When-Issued and Delayed Delivery Transactions
Each Portfolio may purchase securities on a when-issued and delayed delivery basis. When-issued and delayed delivery transactions arise when U.S. Government obligations and other types of securities are bought by the Portfolio with payment and delivery taking place in the future. The settlement dates of these transactions, which may be a month or more after entering into the transaction, are determined by mutual agreement of the parties. There are no fees or other expenses associated with these types of transactions other than normal transaction costs.
To the extent a Portfolio engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio instruments consistent with its investment objective and policies and not for the purpose of investment leverage. On the settlement date, the value of such instruments may be less than the cost thereof. When effecting when-issued and delayed delivery transactions, a Portfolio will maintain liquid securities, cash, or cash equivalents of a dollar amount sufficient to make payment for the obligations to be purchased until the transaction has been settled.
Dollar Roll Transactions
The Portfolios may enter into dollar roll transactions with respect to securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation in which the Portfolios sell mortgage securities and simultaneously agree to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. During the period between the sale and repurchase, the Portfolios forgo principal and interest paid on the mortgage securities sold. The Portfolios are compensated by the interest earned on the cash proceeds of the
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initial sale and from negotiated fees paid by brokers offered as an inducement to the Portfolios to “roll over” their purchase commitments. While the dollar roll transactions may result in higher transaction costs for the Portfolios, the Adviser believes that the benefits of investing in such a program will outweigh the potential for such increased costs.
Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities
The Portfolios may invest in mortgage-backed securities, including CMOs and multi-class pass-through securities. CMOs and multi-class pass-through securities are debt instruments issued by special purpose entities secured by pools of mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provide the money to pay debt service on the CMO or make scheduled distributions on the multi-class pass-through security. Multi-class pass-through securities, CMOs, and classes thereof (including those discussed below) are examples of the types of financial instruments commonly referred to as “derivatives.”
A CMO contains a series of bonds or certificates issued in multiple classes. Each CMO class (referred to as “tranche”) has a specified coupon rate and stated maturity or final distribution date. When people start prepaying the principal on the collateral underlying a CMO (such as mortgages underlying a CMO), some classes may retire substantially earlier than the stated maturity or final distribution dates resulting in a loss of all or part of the premium, if any has been paid. The issuer structures a CMO to pay or accrue interest on all classes on a monthly, quarterly or semi-annual basis. The issuer may allocate the principal and interest on the underlying mortgages among the classes in many ways. In a common structure, the issuer applies the principal payments on the underlying mortgages to the classes according to scheduled cash flow priorities.
There are many classes of CMOs. Interest only classes (“IOs”) entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the interest in an underlying pool of mortgages or mortgage-backed securities (mortgage assets). Principal only classes (“POs”) entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the underlying pool of mortgage assets. In addition, there are “inverse floaters,” which have coupon rates that move in the reverse direction to an applicable index, and accrual (or Z) bonds (described below).
Inverse floating CMO classes are typically more volatile than fixed or adjustable rate CMO classes. A Portfolio would only invest in inverse floating CMOs to protect against a reduction in the income earned on investments due to a predicted decline in interest rates. In the event interest rates increased, the Portfolio would lose money on investments in inverse floating CMO classes. An interest rate increase would cause the coupon rate on an inverse CMO class to decrease.
Cash flow and yields on IO and PO classes are extremely sensitive to principal payment rates (including prepayments) on the underlying mortgage loans or mortgage-backed securities. For example, rapid or slow principal payment rates may adversely affect the yield to maturity of IO or PO bonds, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the holder of an IO bond may incur a complete loss in value due to the lost interest stream even if the IO bond has a AAA rating. If the underlying mortgage assets experience slower than anticipated prepayments of principal, the PO bond will incur substantial losses in value due to lost prepayments. Rapid or slow principal payment rates may cause IO and PO bond holders to incur substantially more losses in market value than if they had invested in traditional mortgage-backed securities. On the other hand, if interest rates rise, the value of an IO might increase and partially offset other bond value declines in a Portfolio’s portfolio. If interest rates fall, the value of a PO might increase offsetting lower reinvestment rates in a Portfolio’s portfolio.
An accrual or Z bondholder does not receive cash payments until one or more of the other classes have received their full payments on the mortgage loans underlying the CMO. During the period when the Z bondholders do not receive cash payments, interest accrues on the Z class at a stated rate. The accrued interest is added to the amount of principal due to the Z class. After the other classes have received their payments in full, the Z class begins receiving cash payments until it receives its full amount of principal (including the accrued interest added to the principal amount) and interest at the stated rate.
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Generally, the date when cash payments begin on the Z class depends on the prepayment rate of the mortgage loans underlying the CMO. A faster prepayment rate results in an earlier commencement of cash payments on the Z class. Like a zero coupon bond, during its accrual period the Z class has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining interest rates. Like a zero coupon bond, the market value of a Z class bond fluctuates more widely with changes in interest rates than would the market value of a bond from a class that pays interest currently. Changing interest rates influence prepayment rates. As noted above, such changes in prepayment rates affect the date at which cash payments begin on a Z tranche, which in turn influences its market value.
Collateralized Debt Obligations
The Portfolios may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”), collateralized bond obligations (“CBOs”), and other similarly structured securities. CDOs are types of asset-backed securities. A CLO is ordinarily issued by a trust or other special purpose entity (“SPE”) and is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. A CBO is ordinarily issued by a trust or other SPE and is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities) held by such issuer. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect a Portfolio against the risk of loss on default of the collateral. Certain CDO issuers may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAl. CDOs may charge management fees and administrative expenses, which are in addition to those of a Portfolio.
For both CLOs and CBOs, the cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CLO or CBO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CLO or CBO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CLO or CBO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. Normally, CLOs, CBOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Portfolio as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities and asset-backed securities generally discussed elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization (“NRSRO”); (iii) a Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Portfolio could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
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Senior Loans (All Portfolios except Thrivent Money Market Portfolio)
The Portfolios may invest in senior loans. Senior loans hold the most senior position in the capital structure of a business entity, are typically secured with specific collateral and have a claim on the general assets of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. The proceeds of senior loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, and, to a lesser extent, to finance internal growth and for other corporate purposes. Senior loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates generally are LIBOR, the prime rate offered by one or more major United States banks or the certificate of deposit rate or other base lending rates used by commercial lenders.
Senior loans may not be rated by a rating organization, will not be registered with the SEC or any state securities commission and generally will not be listed or traded on any national securities exchange. Therefore, the amount of public information available about senior loans will be limited, and the performance of investments in senior loans will be more dependent on the analytical abilities of the Adviser than would be the case for investments in more widely-rated, registered or exchange-listed or traded securities. In evaluating the creditworthiness of borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser generally does not receive material, non-public information about borrowers, which may further limit the information available to the Adviser about senior loans. In the event the Adviser receives material, non-public information about a borrower that also issues public securities, the Adviser may be restricted from trading in such public securities which could adversely impact performance of the Portfolio. Moreover, certain senior loans will be subject to contractual restrictions on resale and, therefore, will be illiquid.
Structured Securities
The Portfolios may invest in structured securities. The issuer of a structured security links the security’s coupon, dividend or redemption amount at maturity to some sort of financial indicator. Such financial indicators can include currencies, interest rates, individual securities, commodities and indexes. The coupon, dividend and/or redemption amount at maturity may increase or decrease depending on the value of the linked or underlying instrument.
Investments in structured securities involve certain risks. In addition to the normal credit and interest rate risks inherent with a debt security, the redemption amount may increase or decrease as a result of price changes in the underlying instrument. Depending on how the issuer links the coupon and/or dividend to the underlying instrument, the amount of the dividend may be reduced to zero. Any further declines in the value of the underlying instrument may then reduce the redemption amount at maturity. Structured securities may have more volatility than the price of the underlying instrument.
In addition, structured securities include equity linked notes. An equity linked note is a note whose performance is tied to a single stock, a stock index or a basket of stocks. Equity linked notes can combine the principal protection normally associated with fixed income investments with the potential for capital appreciation normally associated with equity investments. Not all equity linked notes, however, provide principal protection. Upon the maturity of the note, the holder receives, but is not guaranteed, a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the note, equity linked notes may also have a “cap” or “floor” on the maximum principal amount to be repaid to holders, irrespective of the performance of the underlying linked securities. The secondary market for equity linked notes may be limited, and the lack of liquidity in the secondary market may make these securities difficult to dispose of and to value. Equity linked notes will be considered equity securities for purposes of a Portfolio’s investment objective and policies.
Variable Rate Demand Notes
The Portfolios may purchase variable rate master demand notes. Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. These notes are normally not traded, and there is no secondary market for the notes. However, a Portfolio may demand payment of the principal for such Portfolio at any time. If an issuer of a variable rate master demand note defaulted on its payment obligation, a
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Portfolio might not be able to dispose of the note due to the absence of a secondary market. A Portfolio might suffer a loss to the extent of the default. The extent to which the Thrivent Money Market Portfolio can purchase these securities is subject to Rule 2a-7 under the 1940 Act.
Lending Securities (All Portfolios except Thrivent Money Market Portfolio)
Consistent with applicable regulatory requirements, each of the Portfolios may from time to time lend the securities it holds to broker-dealers, provided that such loans are made pursuant to written agreements and are initially secured by collateral in the form of cash, U.S. Government securities, irrevocable standby letters of credit or other liquid securities in an amount equal to at least 102% of the market value of the loaned domestic securities and international fixed -income securities and 105% of the market value of the loaned international equity securities. In electing to engage in securities lending for a Portfolio, the Adviser will take into account the investment objective and principal strategies of the Portfolio. For the period during which the securities are on loan, the lending Portfolio will be entitled to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities and a fee from the borrower or interest on the investment of the cash collateral. The right to terminate the loan will be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities.
The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly increasing in value. In such event, if the borrower fails to return the loaned security, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage, but the lending Portfolio would be an unsecured creditor with respect to such shortage and might not be able to recover all or any portion thereof. However, this risk may be minimized by carefully selecting borrowers and securities to be lent and by monitoring collateral.
No Portfolio may lend any security or make any other loan if, as a result, more than one-third of its total assets would be lent to other parties.
Non-Standard Warrants (all Portfolios except Thrivent Money Market Portfolio)
A Portfolio may use non-standard warrants, including low exercise price warrants or low exercise price options and participatory notes, to gain indirect exposure to issuers in certain countries. Non-standard warrants are different from standard warrants in that they do not give their holders the right to receive a security of the issuer upon exercise. Rather, they pay the holder the difference in price of the underlying security between the date the non-standard warrant was purchased and the date it is sold. Non-standard warrants are generally a type of equity-linked derivative that are traded over-the-counter and constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue non-standard warrants that are designed to replicate the performance of certain issuers and markets. The performance results of non-standard warrants will not replicate exactly the performance of the issuers or markets that they seek to replicate due to transaction costs and other expenses. The holder of a non-standard warrant typically does not receive voting or other rights as it would if it directly owned the underlying security, and non-standard warrants present similar risks to investing directly in the underlying security. Additionally, non-standard warrants entail the same risks as other over-the-counter derivatives. These include the risk that the counterparty or issuer of the non-standard warrant may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Additionally, there is no guarantee that a liquid market will exist for a particular non-standard warrant or that the counterparty or issuer of a non-standard warrant will be willing to repurchase such instrument when the Portfolio wishes to sell it.
Put and Call Options (All Portfolios except Thrivent Money Market Portfolio)
As described below, each Portfolio except the Thrivent Money Market Portfolio may invest in options on another security, an index, a currency, or a futures contract. If the option is described as “covered,” the applicable Portfolio holds the investment underlying the option or has the right to obtain it at no additional cost. If the option is not covered, the Portfolio will earmark cash
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or liquid securities to ensure that the Portfolio has sufficient assets to meet its obligations in respect of the option. When a Portfolio sells put options, the earmarked assets must be equal to the purchase obligation of the Portfolio, less any amount maintained as margin. When a Portfolio sells a call option, earmarked assets must be equal to the market value of the instruments underlying the call options less any amount maintained as margin.
Selling (“Writing”) Covered Call Options: The Portfolios may from time to time sell (“write”) covered call options on any portion of their investments as a hedge to provide partial protection against adverse movements in prices of securities in those Portfolios and, subject to the limitations described below, for the non-hedging purpose of attempting to create additional income. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined (“strike”) price. As the writer of a call option, a Portfolio assumes the obligation to deliver the underlying security to the holder of the option on demand at the strike price. This obligation is held by the Portfolio until either the option expires or an offsetting transaction is entered into by the Portfolio.
If the price of a security hedged by a call option falls below or remains below the strike price of the option, a Portfolio will generally not be called upon to deliver the security. A Portfolio will, however, retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. If the price of a hedged security rises above or remains above the strike price of the option, the Portfolio will generally be called upon to deliver the security. In this event, a Portfolio limits its potential gain by limiting the value it can receive from the security to the strike price of the option plus the option premium.
Buying Call Options: The Portfolios may also from time to time purchase call options on securities in which those Portfolios may invest. As the holder of a call option, a Portfolio has the right (but not the obligation) to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). A Portfolio generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities that the Portfolio intends to purchase. In purchasing a call option, a Portfolio would realize a gain if, during the option period, the price of the underlying security increased by more than the amount of the premium paid. A Portfolio would realize a loss equal to all or a portion of the premium paid if the price of the underlying security decreased, remained the same, or did not increase by more than the premium paid.
Selling Put Options: The Portfolios may from time to time sell (“write”) put options. As the writer of a put option, the Portfolio assumes the obligation to pay a predetermined (“strike”) price for the option’s underlying security if the holder of the option chooses to exercise it. Until the option expires or a closing transaction is made, the Portfolio must continue to be prepared to pay the strike price, regardless of price movements in the underlying security.
If the price of the underlying security remains the same or rises above the strike price, the Portfolio generally will not be called upon to purchase the security. The Portfolio will, however, retain the premium received for the option as additional income. If the price of the underlying security falls below the strike price, the Portfolio may be called upon to purchase the security at the strike price.
When a Portfolio writes a put option on a security, the option must be covered by segregating liquid assets on the Portfolio’s books with a value equal to or greater than the strike price of the underlying security to secure the Portfolio’s obligation.
Buying Put Options: The Portfolios may from time to time purchase put options on any portion of their portfolios. A put option gives the buyer of the option, upon payment of a premium, the right (but not the obligation) to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined (“strike”) price. A Portfolio generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities in the Portfolio. In purchasing a put option, a Portfolio would realize a gain if, during the option period, the price of the security declined by an amount in excess of the premium paid. A Portfolio would realize a loss equal to all or a portion of the premium paid if the price of the security increased, remained the same, or did not decrease by more than the premium paid.
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Options on Foreign Currencies: The Portfolios may also write covered call options and purchase put and call options on foreign currencies as a hedge against changes in prevailing levels of currency exchange rates.
Index Options: The Portfolios may also purchase and sell call options and put options on stock and bond indices. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.
Negotiated Transactions: The Portfolios will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges, a Portfolio may purchase and sell options in negotiated transactions. A Portfolio effects negotiated transactions only with investment dealers and other financial institutions deemed creditworthy by the Adviser or subadviser. Despite the Adviser’s or subadviser’s best efforts to enter into negotiated options transactions with only creditworthy parties, there is always a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price, resulting in a possible loss by the Portfolio. This risk is described more completely in the section of this Statement of Additional Information entitled, “Risks of Transactions in Options and Futures.”
Options written or purchased by a Portfolio in negotiated transactions are illiquid and there is no assurance that a Portfolio will be able to effect a closing purchase or closing sale transaction at a time when the Adviser or subadviser believes it would be advantageous to do so. In the event the Portfolio is unable to effect a closing transaction with the holder of a call option written by the Portfolio, the Portfolio may not sell the security underlying the option until the call written by the Portfolio expires or is exercised.
Closing Transactions: The Portfolios may dispose of options that they have written by entering into “closing purchase transactions.” Those Portfolios may dispose of options that they have purchased by entering into “closing sale transactions.” A closing transaction terminates the rights of a holder, or the obligation of a writer, of an option and does not result in the ownership of an option.
A Portfolio realizes a profit from a closing purchase transaction if the premium paid to close the option is less than the premium received by the Portfolio from writing the option. The Portfolio realizes a loss if the premium paid is more than the premium received. The Portfolio may not enter into a closing purchase transaction with respect to an option it has written after it has been notified of the exercise of such option.
A Portfolio realizes a profit from a closing sale transaction if the premium received to close out the option is more than the premium paid for the option. A Portfolio realizes a loss if the premium received is less than the premium paid.
Financial Futures and Options on Futures (All Portfolios except Thrivent Money Market Portfolio)
Selling Futures Contracts: The Portfolios may sell financial futures contracts (“futures contracts”) as a hedge against adverse movements in the prices of securities in those Portfolios. Such contracts may involve futures on items such as U.S. Government Treasury bonds, notes and bills; specified interest rates; mortgage-backed securities; corporate and municipal bonds; stocks; and indices of any of the foregoing. A futures contract sale creates an obligation for the Portfolio, as seller, to deliver the specific type of instrument called for in the contract (or cash) at a specified future time for a specified price. In selling a futures contract, the Portfolio would realize a gain on the contract if, during the contract period, the price of the securities underlying the futures contract decreased. Such a gain would be expected to approximately offset the decrease in value of the same or similar securities in the Portfolio. The Portfolio would realize a loss if the price of the securities underlying the contract increased. Such a loss would be expected to approximately offset the increase in value of the same or similar securities in the Portfolio.
Futures contracts have been designed by and are traded on boards of trade that have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”). These boards of trade, through their clearing corporations, guarantee performance of the contracts. Although the terms of some financial futures contracts specify actual delivery or receipt of securities, in most instances these contracts are closed out before the settlement due date without the making or taking of delivery of the
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securities. Other financial futures contracts, such as futures contracts on a securities index, by their terms call for cash settlements. The closing out of a futures contract is effected by entering into an offsetting purchase or sale transaction.
When a Portfolio sells a futures contract, or a call option on a futures contract, it is required to make payments to the commodities broker that are called “margin” by commodities exchanges and brokers.
The payment of “margin” in these transactions is different than purchasing securities “on margin.” In purchasing securities “on margin” an investor pays part of the purchase price in cash and receives an extension of credit from the broker, in the form of a loan secured by the securities, for the unpaid balance. There are two categories of “margin” involved in these transactions: initial margin and variation margin. Initial margin does not represent a loan between a Portfolio and its broker, but rather is a “good faith deposit” by a Portfolio to secure its obligations under a futures contract or an option. Each day during the term of certain futures transactions, a Portfolio will receive or pay “variation margin” equal to the daily change in the value of the position held by the Portfolio.
Buying Futures Contracts: The Portfolios may purchase financial futures contracts as a hedge against adverse movements in the prices of securities they intend to purchase. The Portfolios may buy and sell futures contracts for a number of reasons, including: (1) to manage their exposure to changes in securities prices and foreign currencies as an efficient means of adjusting their overall exposure to certain markets in an effort to enhance income; and (2) to protect the value of portfolio securities.
A futures contract purchase creates an obligation by a Portfolio, as buyer, to take delivery of the specific type of instrument called for in the contract (or cash) at a specified future time for a specified price. In purchasing a futures contract, a Portfolio would realize a gain if, during the contract period, the price of the investments underlying the futures contract increased. Such a gain would approximately offset the increase in cost of the same or similar securities that a Portfolio intends to purchase. A Portfolio would realize a loss if the price of the investments underlying the contract decreased. Such a loss would approximately offset the decrease in cost of the same or similar investments that a Portfolio intends to purchase.
Options on Futures Contracts: The Portfolios may also sell (“write”) and purchase covered call and put options on futures contracts in connection with the above strategies. An option on a futures contract gives the buyer of the option, in return for the premium paid for the option, the right to assume a position in the underlying futures contract (a long position if the option is a call and a short position if the option is a put). The writing of a call option on a futures contract constitutes a partial hedge against declining prices of securities underlying the futures contract to the extent of the premium received for the option. The purchase of a put option on a futures contract constitutes a hedge against price declines below the exercise price of the option and net of the premium paid for the option. The purchase of a call option constitutes a hedge, net of the premium, against an increase in cost of securities that a Portfolio intends to purchase.
Currency Futures Contracts and Options: The Portfolios may also sell and purchase currency futures contracts (or options thereon) as a hedge against changes in prevailing levels of currency exchange rates. Such contracts may be traded on U.S. or foreign exchanges. The Portfolio will not use such contracts or options for leveraging purposes.
Limitations: The Portfolios may engage in futures transactions, and transactions involving options on futures, only on regulated commodity exchanges or boards of trade. In instances involving the purchase of futures contracts or call options thereon, a Portfolio will maintain liquid securities, cash, or cash equivalents in an amount equal to the market value of such contracts.
In addition, the Thrivent Partner All Cap Portfolio will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Portfolio’s total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Portfolio’s total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of the Portfolio’s total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Portfolio would exceed 5% of the Portfolio’s total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
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Swap Transactions (All Portfolios except Thrivent Money Market Portfolio)
The Portfolios may enter into swap transactions, including, but not limited to, credit default, total return and interest rate swap agreements, and may purchase or sell caps, floors and collars. A credit default swap is an agreement between two parties to exchange the credit risk of a particular issuer or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay an agreed upon amount to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. There may be times, however, when a Portfolio buys a credit default swap, without owning the underlying reference entity or entities, as a potential means of enhancing the Portfolio’s investment returns. A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset plus any capital gains and losses over the payment period. The underlying asset is typically an index, loan or a basket of assets. Total return swaps provide the Portfolios with the additional flexibility of gaining exposure to a market or securities index by using the most cost-effective vehicle available. An interest rate swap involves the exchange by a Portfolio with another party of their respective commitments to pay or receive interest. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate floor. An interest rate collar combines the elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount but foregoes the benefit of an interest rate decline below the minimum amount.
Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swaps generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the other party to a swap defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.
Currency Forward Contracts (All Portfolios except Thrivent Money Market Portfolio)
The Portfolios may also sell and purchase currency forward contracts as a hedge against changes in prevailing levels of currency exchange rates. A currency forward contract is an OTC derivative that represents an obligation to purchase or sell a specific currency at a future date, at a price set at the time of the contract and for a period agreed upon by the parties which may be either a window of time or a fixed number of days from the date of the contract. A Portfolio may lose money on currency forward contracts if changes in currency rates do not occur as anticipated or if the Portfolio’s counterparty to the contract were to default. A Portfolio will not use such forward contracts for leveraging purposes.
Central Clearing and Trade Execution Regulations
The Commodity Exchange Act (the “CEA”) and related regulations enacted by the CFTC may require the Portfolio to clear certain derivative contracts (including swaps) through a clearinghouse or central counterparty (a “CCP”). At the present time, only certain interest rate swaps and credit default index swaps are subject to mandatory clearing. To clear a derivative with the CCP, the Portfolios submit the derivative to, and post margin with a futures commission merchant (“FCM”) that is a clearinghouse member. If a Portfolio must centrally clear a derivative transaction, the CFTC’s regulations may also require that the Portfolio enter into (or “execute”) that derivative over a market facility known as a swap execution facility (or “SEF”). The Portfolios may enter into the swap or other derivative with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the transaction to be transferred to the FCM for clearing. It may also enter into the trade with the FCM itself. The CCP, the FCM, SEF and the
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Executing Dealer are all subject to regulatory oversight by the CFTC. A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from a SEF or an Executing Dealer to the FCM for clearing, may expose the Portfolio to losses, increase its costs, or prevent the Portfolio from entering or exiting swap positions, accessing collateral or margin, or fully implementing its investment strategies. It is likely that in the future the CFTC will require additional types of derivatives to be traded on a SEF. The regulatory requirement to clear certain contracts or execute the contracts over a SEF could, either temporarily or permanently, reduce the liquidity of the derivatives or increase the costs of entering into those derivatives.
Exclusion from Regulation as a Commodity Pool Operator
Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the CFTC and the National Futures Association, neither the Fund nor any of the individual Portfolios is deemed to be a “commodity pool operator” under the Commodity Exchange Act (the “CEA”), which, through the CFTC, regulates investments in futures, options on futures and swaps. The Portfolios are, therefore, not subject to registration or regulation as such under the CEA. Under CFTC Rule 4.5 as currently in effect, each Portfolio will limit its trading activity in futures, option on futures and swaps (excluding activity for “bona fide hedging purposes,” as defined by the CFTC) such that it meets one of the following tests:
•	Aggregate initial margin and premiums required to establish its futures, options on futures and swap positions do not exceed 5% of the liquidation value of the Portfolio’s portfolio, after taking into account unrealized profits and losses on such positions; or
•	Aggregate net notional value of its futures, options on futures and swap positions does not exceed 100% of the liquidation value of the Portfolio’s portfolio, after taking into account unrealized profits and losses on such positions.
Hybrid Investments (All Portfolios except Thrivent Money Market Portfolio)
As part of their investment program and to maintain greater flexibility, the Portfolios may invest in hybrid instruments (a potentially high-risk derivative) that have the characteristics of futures, options and securities. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency, security index or commodity at a future point in time. The risks of such investments would reflect both the risks of investing in futures, options, currencies and securities, including volatility and illiquidity. Under certain conditions, the redemption value of a hybrid instrument could be zero.
In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market or in a private transaction between a Portfolio and the seller of the hybrid instrument, the creditworthiness of the counter party to the transaction would be a risk factor that the Portfolio would have to consider. Hybrid instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.
Risks of Transactions in Options and Futures
There are certain risks involved in the use of futures contracts, options on securities and securities index options, and options on futures contracts, as hedging devices. There is a risk that the movement in the prices of the index or instrument underlying an option or futures contract may not correlate perfectly with the movement in the prices of the assets being hedged. The lack of correlation could render a Portfolio’s hedging strategy unsuccessful and could result in losses. The loss from investing in futures transactions is potentially unlimited.
There is a risk that Thrivent Financial or a subadviser could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In such a case, a Portfolio would have been better off without the hedge. In addition, while the principal purpose of hedging is to limit the effects of adverse market movements, the attendant expense may cause a Portfolio’s return to be less than if hedging had not taken place. The overall effectiveness of hedging, therefore, depends on the expense of hedging and Thrivent Financial's or a Portfolio's subadviser's accuracy in predicting the future market factors, such as changes in interest rate levels and securities price movements.
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A Portfolio will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges, a Portfolio may purchase and sell options in negotiated transactions. When a Portfolio uses negotiated options transactions, it will seek to enter into such transactions involving only those options and futures contracts for which there appears to be an active secondary market.
There is, nonetheless, no assurance that a liquid secondary market, such as an exchange or board of trade, will exist for any particular option or futures contract at any particular time. If a futures market were to become unavailable, in the event of an adverse movement, a Portfolio would be required to continue to make daily cash payments of maintenance margin if it could not close a futures position. If an options market were to become unavailable and a closing transaction could not be entered into, an option holder would be able to realize profits or limit losses only by exercising an option, and an option writer would remain obligated until exercise or expiration.
In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Portfolio’s access to other assets held to cover its options or futures positions could also be impaired.
When conducting negotiated options transactions there is a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price. In the event of such a default, a Portfolio could lose all or part of the benefit it would otherwise have realized from the transaction, including the ability to sell securities it holds at a price above the current market price or to purchase a security from another party at a price below the current market price.
Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent, a Portfolio could experience delays and might not be able to trade or exercise options or futures purchased through that broker or clearing member. In addition, a Portfolio could have some or all of its positions closed out without its consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves.
Foreign Securities
Foreign securities may include debt, equity and derivative securities that the Adviser determines are “foreign” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. Foreign securities may also include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar-denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency denominated receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Portfolio may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interest-holder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.
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Investing in foreign securities is subject to certain risks. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies or U.S. dollars, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. The Portfolio may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Portfolio may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which would reduce a Portfolio’s return on these securities. Other risks include: possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; adverse impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those mandated for domestic companies.
Risks associated with investments in foreign securities are increased with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.
Foreign Futures and Options
Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.
For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from customers for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges.
In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.
Short Sales Against the Box (All Portfolios except Thrivent Money Market Portfolio)
The Portfolios may effect short sales, but only if such transactions are short sale transactions known as short sales “against the box.” A short sale is a transaction in which a Portfolio sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where a Portfolio owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short
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against the box is to insulate that security against any future gain or loss. The Portfolios will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.
Foreign Currency Exchange-Related Securities and Foreign Currency Transactions
The Portfolios may invest in foreign currency exchange-related securities or engage in foreign currency transactions.
Foreign Currency Warrants. Foreign currency warrants are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars). The cash amount is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.
Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark.
The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).
Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.
Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined. During this time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.
The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently. This would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.
Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign currency warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets.
The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies.
Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.
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Foreign Currency Transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.
A Portfolio may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. A Portfolio’s use of such contracts would include, but not be limited to, the following:
•	When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.
•	When a Portfolio determines that one currency may experience a substantial movement against another currency, including the U.S. dollar, a Portfolio may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of a Portfolio’s securities denominated in such foreign currency.
•	Alternatively, where appropriate, a Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, a Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Portfolio.
•	The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.
•	Under normal circumstances, currency risk will be considered when deciding whether to buy or sell a security and as part of the overall diversification strategies. However, Thrivent Financial and the subadvisers believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.
A Portfolio may enter into forward contracts for any other purpose consistent with the Portfolio’s investment objective and program. However, a Portfolio will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Portfolio’s holdings of cash or liquid securities available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the Portfolio may net offsetting positions.
At the maturity of a forward contract, a Portfolio may sell the security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or may initiate a new forward contract.
If a Portfolio retains the security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the
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currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.
A Portfolio’s dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Portfolios reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Portfolios are not required to enter into forward contracts with regard to foreign currency-denominated securities and will not do so unless deemed appropriate. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might result from an increase in the value of that currency.
The use of forward contracts involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract or the failure of that party to make required payments or otherwise comply with the terms of the contract. Accordingly, the Adviser must assess the creditworthiness of the other party to determine the likelihood that the terms of the contract will be satisfied. In addition, as a general matter, forward contracts are not currently entered into or traded on exchanges and there is currently no central clearing function for these contracts; therefore, a Portfolio to a forward contract may find it difficult to exit the position.
Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.
Principal Exchange Rate Linked Securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.
Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).
Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.
Performance Indexed Paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation. Generally, the guaranteed minimum rate of return that is below, and a potential maximum rate of return
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that is above, market yields on U.S. dollar-denominated commercial paper. In addition, both the minimum and maximum rates of return on the investment generally correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.
U.S. Government Securities
Certain Portfolios may invest in U.S. government securities. U.S. government securities refer to a variety of debt securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government and by various instrumentalities that have been established or sponsored by the U.S. government. The term also refers to repurchase agreements collateralized by such securities.
U.S. Treasury securities are backed by the full faith and credit of the U.S. government. Other types of securities issued or guaranteed by Federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government. The U.S. government, however, does not guarantee the market price of any U.S. government securities. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.
In the case of securities not backed by the full faith and credit of the U.S. government, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment. The investor may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment.
Floating Rate Treasury Notes
The Portfolios may invest in floating rate Treasury notes. A floating rate Treasury note is a debt instrument with a variable interest rate tied to discount rates in auctions of 13-week Treasury bills. The issuance of floating rate obligations by the Treasury is new and there is no trading history for these instruments. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed notes of the same maturity. Although floating rate notes are less sensitive to interest rate risk than fixed rate securities, they are subject to credit risk and default risk, which could impair their value.
Foreign Government Securities
Certain Portfolios may invest in foreign government securities. Foreign government securities generally consist of fixed-income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.
Foreign government securities also include fixed-income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.
These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more
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time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Other Investment Companies
Each Portfolio may invest, to the extent allowed under the 1940 Act, in securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies and exchange-traded funds, which represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses that would result in the Portfolio paying its proportionate share. Certain other investment companies may utilize financial leverage. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. The extent to which a Portfolio can invest in other investment companies is limited by federal securities laws.
Exchange Traded Funds (ETFs) (All Portfolios except Thrivent Money Market Portfolio)
ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. Each Portfolio could purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning shares in an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Certain ETFs may utilize financial leverage. ETFs are generally registered under the 1940 Act. Each Portfolio’s investment in ETFs will be limited by the restrictions imposed by the 1940 Act, but subject to any applicable exemptive orders.
Exchange-Traded Notes
The Portfolios may invest in exchange-traded notes (“ETNs”). ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees and expenses. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.
The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.
Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact
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that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.
There may be restrictions on a Portfolio’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. A Portfolio’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.
Passive Foreign Investment Companies (All Portfolios except Thrivent Money Market Portfolio)
Each Portfolio may purchase the securities of certain foreign entities and foreign investment funds or trusts, treated as passive foreign investment companies for U.S. federal income tax purposes. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the trust’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Portfolios hold their investments.
In addition, the Portfolios may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.
To avoid such tax and interest, the Portfolios intend to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The Portfolios will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.
Inflation-Linked Debt Securities
The Portfolios may invest in inflation linked securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation-Protected Securities (“TIPS”), as well as securities issued by other entities such as corporations, municipalities, foreign governments and foreign issuers, including foreign issuers from emerging markets. Typically, such securities are structured as fixed income investments whose principal value is periodically adjusted according to the rate of inflation. The following two structures are common: (i) the U.S. Treasury and some other issuers issue inflation-linked securities that accrue inflation into the principal value of the security and (ii) other issuers may pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Other types of inflation-linked securities exist which use an inflation index other than the CPI.
Inflation-linked securities issued by the U.S. Treasury, such as TIPS, have maturities of varying years. Typically, TIPS pay interest on a semi-annual basis equal to a fixed percentage of the inflation adjusted principal amount. For example, if a Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation of 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. Other inflation-related bonds exist that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
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The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-linked securities.
While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-linked securities is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is not seasonably adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-linked securities issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or a foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the U.S.
Any increase in the principal amount of an inflation-linked security will be considered taxable ordinary income, even though the Portfolio does not receive their principal until maturity.
Funding Agreements
The Portfolios may invest in funding agreements, which are contracts issued by insurance companies that provide investors the right to receive a rate of interest and the full return of principal at maturity. Funding agreements often include a put option that allows a fund to terminate the agreement at a specified time prior to maturity. Funding agreements generally offer a higher yield than other securities with similar credit ratings. The primary risks of a funding agreement are the credit quality of the insurance company that issues it and its general lack of liquidity.
Defensive Investing
In response to market, economic, political or other conditions, each Portfolio may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes that are inconsistent with the Portfolio’s principal investment strategies. If the Portfolio does this, different factors could affect the Portfolio’s performance and it may not achieve its investment objective.
Taxable Municipal Bonds
The Portfolios may invest in taxable municipal bonds. States, local governments and municipalities issue municipal bonds to raise money for certain purposes. Municipal bonds issued to finance activities with a broad public purpose are generally exempt from federal income tax. Taxable municipal bonds are most often used to finance private development projects but can be issued whenever the municipality exhausts its allowed limits of tax-exempt bonds. As such, the interest paid to holders of such bonds is taxable as ordinary income. Many taxable municipal bonds offer yields comparable to those of other taxable bonds, such as corporate and agency bonds. Taxable municipal bonds may be rated investment-grade or below investment-grade and pay interest based on fixed or floating rate coupons. Maturities may range from long-term to short-term. Taxable municipal bonds are subject to much of the same risks to which municipal bonds are subject. These risks include, among others, market risk, credit risk and interest rate risk.
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Disclosure of Portfolio Holdings
The Fund has adopted policies and procedures relating to disclosure of the Portfolios' securities. These policies and procedures are designed to allow disclosure of portfolio holdings information where necessary to the operation of the Portfolios or useful to the Portfolios’ shareholders without compromising the integrity or performance of the Portfolios. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolios and their shareholders) are met, the Portfolios do not provide or permit others to provide information about a Portfolio's holdings on a selective basis.
The Portfolios include portfolio holdings information as required in regulatory filings and shareholder reports, disclose portfolio holdings information as required by federal or state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. In addition, Thrivent Financial may post portfolio holdings information on its website (Thrivent.com). For each portfolio security, the posted information includes its name, the number of shares held by a Portfolio, the market value of the Portfolio’s holdings, and the percentage of the Portfolio’s assets represented by each industry sector. The day after portfolio holdings information is publicly available on the website, it may be mailed, e-mailed or otherwise transmitted to any person.
Thrivent Financial may distribute or authorize the distribution of information about a Portfolio's holdings that is not publicly available, on the website or otherwise, to its employees and affiliates that provide services to the Portfolio. Thrivent Financial may also distribute or authorize distribution of information about a Portfolio's holdings that is not publicly available to the Portfolio’s service providers who require access to the information in order to fulfill their contractual duties relating to the Portfolios, including the custodian, auditor, proxy voting service provider, pricing service vendors, securities lending agent, subadvisers, publisher, printer and mailing agent, or to facilitate the review of the Portfolios by rating agencies. In addition, the Portfolio may provide early disclosure of portfolio holdings information to certain other parties, such as third-party consultants. A Portfolio may also disclose portfolio holdings information to broker/dealers and certain other entities in order to assist the Portfolio with potential transactions and management of the Portfolio. Information may be disclosed with any frequency and any time lag, as appropriate.
Before any non-public disclosure of information about a Portfolio's holdings is permitted, however, the Fund’s Chief Compliance Officer or a designated attorney in the Asset Management Law Department of Thrivent Financial must determine that the Portfolio has a legitimate business purpose for providing the portfolio holdings information, that the disclosure is in the best interests of the Portfolio’s shareholders, and that the recipient agrees or has a duty to keep the information confidential and agrees not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Portfolio or any other security. Accordingly, all of the persons with whom an arrangement is made for non-public disclosure will have satisfied the aforementioned requirements. Under no circumstances may the Fund, Thrivent Financial or their affiliates receive any consideration or compensation for disclosing the information.
In accordance with these policies and procedures, the Portfolios have ongoing arrangements to provide the Portfolios’ portfolio holdings information to the custodian, proxy voting agent, pricing service vendors, accounting vendor and securities lending agent at the end of each day; to Lipper on a monthly basis one day after the end of the month; to Morningstar on a monthly basis 60 days after the end of the month; to Wolters Kluwer on a monthly basis on the third day after the end of the month; to Bloomberg on a quarterly basis 60 days after the end of quarter; to Callan Associates on a quarterly basis one day after the end of the quarter; to Cambridge Associates on a quarterly basis 14 days after the end of a calendar quarter; and to the financial printers on a quarterly basis (monthly for Thrivent Money Market Portfolio).
As part of the annual review of the compliance policies and procedures of the Portfolios, the Chief Compliance Officer will discuss the operation and effectiveness of this policy and any changes to the Policy that have been made or recommended with the Board.
Investment Limitations
The fundamental investment restrictions for the Portfolios are set forth below. These fundamental investment restrictions may not be changed by a Portfolio except by the affirmative vote of a majority of the outstanding voting securities of that Portfolio as
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defined in the 1940 Act. (Under the 1940 Act, a “vote of the majority of the outstanding voting securities” means the vote, at a meeting of security holders duly called, (i) of 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less (a “1940 Act Majority Vote”).) Under these restrictions:
1.	None of the Portfolios may borrow money, except that a Portfolio may borrow money (through the issuance of debt securities or otherwise) in an amount not exceeding one-third of the Portfolio’s total assets immediately after the time of such borrowing.
2.	None of the Portfolios may issue senior securities, except as permitted under the 1940 Act or any exemptive order or rule issued by the Securities and Exchange Commission.
3.	None of the Portfolios (except as noted below) will, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements fully collateralized by U.S. Government securities, and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Portfolio’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio. This restriction does not apply to the Thrivent Asset Allocation Portfolios, and the Thrivent Partner Healthcare Portfolio, which are “non-diversified” within the meaning of the 1940 Act.
4.	None of the Portfolios will buy or sell real estate, except that any Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interest therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interest therein, and (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.
5.	None of the Portfolios may purchase or sell commodities or commodity contracts, except that any Portfolio may purchase and sell derivatives (including but not limited to options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).
6.	None of the Portfolios may make loans, except that any Portfolio may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv) participate in an interfund lending program with other registered investment companies.
7.	None of the Portfolios will underwrite the securities of other issuers, except where the Portfolio may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities; with investments in other investment companies; and with loans that a Portfolio may make pursuant to its fundamental investment restriction on lending.
8.	None of the Portfolios (except as noted below) will purchase a security if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that this restriction does not apply to Government Securities (as such term is defined in the 1940 Act). In addition, with respect to the Thrivent Money Market Portfolio, this restriction does not apply to instruments issued by domestic banks. This restriction does not apply to the Thrivent Asset Allocation Portfolios, which primarily invest in other Portfolios of the Fund that could be considered to be in the same industry. In addition, under normal circumstances, and the Thrivent Partner Healthcare Portfolio will invest more than 25% of their total assets in the securities of issuers in the respective healthcare and natural resources industries.
The following nonfundamental investment restrictions may be changed without shareholder approval. Under this restriction:
1.	None of the Portfolios will purchase any security while borrowings, including reverse repurchase agreements, representing more than 5% of the Portfolio’s total assets are outstanding. The Portfolios intend to limit borrowings to
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amounts borrowed from a bank, reverse repurchase agreements (insofar as they are considered borrowings), or an interfund lending agreement.
2.	The fundamental investment restriction with respect to industry concentration (number 8 above) will be applied pursuant to SEC policy at 25% (instead of “more than 25%”) of a Portfolio’s total assets.
3.	None of the Portfolios currently intend to purchase securities on margin, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
4.	The fundamental investment restriction with respect to diversification (number 3 above) will be applied so securities issued by U.S. Government agencies, instrumentalities, or authorities will be eligible for the exception only if those securities qualify as a “Government Security” under the 1940 Act.
5.	The exception for exemptive orders in the fundamental investment restriction with respect to senior securities (number 2 above) will be applied only for exemptive orders issued to the Portfolios.
Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security (as discussed in this section of the SAI or elsewhere in the SAI or prospectus), are measured at the time a Portfolio purchases a security. The status, market value, maturity, credit quality, or other characteristics of the Portfolio’s securities may change after they are purchased, and this may cause the amount of the Portfolio’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. Purchases by the Portfolio, however, during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.
The Fund has received an exemptive order from the SEC that allows the Portfolios to engage in an interfund lending program. In an interfund lending arrangement, the Portfolios directly lend to and borrow money from each other for temporary purposes. This arrangement allows the borrowing Portfolios to borrow at a lower interest rate than banks offer, allows lending Portfolios to earn extra income, and reduces the need for bank lines of credit. Section 17(a) of the 1940 Act makes it unlawful for an affiliated person of a registered investment company, and underwriter, or a promoter (or any affiliated person thereof), acting as principal, to engage in “self-dealing,” i.e., knowingly sell any security (other than securities the buyer or seller issues) or other property to the company or to buy any security (other than securities the investment company issues) or other property from the company. Because an interfund lending arrangement raises issues under Section 17(a), along with other sections of the 1940 Act, its use requires an order for exemptive relief from the Securities and Exchange Commission. The Portfolios’ interfund lending arrangement is designed to ensure that each Portfolio has an equal opportunity to borrow and lend on equal terms consistent with its investment policies and limitations.
Section 18(g) of the 1940 Act defines a “senior security” as any bond, debenture, note, or similar obligation constituting a security and evidencing indebtedness. Section 18(f)(1) of the 1940 Act prohibits an open-end investment company from issuing senior securities but permits borrowings from a bank if immediately after the borrowing there is asset coverage of at least 300% and provided further that, in the event that such asset coverage falls below 300%, the investment company will, within 3 days (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The SEC staff has taken the position that a fund may engage in certain leveraged transactions, such as short sales and financial futures contracts, without violating Section 18(f)(1) if it segregates fund assets.
Each of the Portfolios, other than the Thrivent Asset Allocation Portfolios and the Thrivent Income Plus Portfolios, has adopted a non-fundamental policy that prohibits it from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) of the 1940 Act. Each of the Portfolios, other than the Thrivent Asset Allocation Portfolios and Thrivent Income Plus Portfolios, has adopted a non-fundamental policy that it can rely on Section 12(d)(1)(G) of the 1940 Act solely for the purpose of acquiring shares of a Thrivent Core Fund for purposes of efficient portfolio management, and each will not have more than 25% percent of its total assets invested in one or more fixed-income Thrivent Core Funds with instruments that could have a dollar-weighted average portfolio maturity of up to three years (each, a “Short-Term Core Fund”) and will not exceed the limits of Section 12(d)(1)(A) with respect to investments in any other
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investment company or any company relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act, or more than ten percent of its total assets invested in investment companies, including a Core Fund (except with respect to investments in the Short-Term Core Funds as set forth herein) and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act. Portfolios that can acquire securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) may own up to three percent of the outstanding stock of any other investment company.
FUND MANAGEMENT
The Fund’s Directors and Officers
The Board is responsible for the management and supervision of the Fund’s business affairs and for exercising all powers except those reserved to the shareholders. Each Director oversees each of 29 series of the Fund and also serves as:
•	Trustee of Thrivent Mutual Funds, a registered investment company consisting of 23 series, which offers Class A and Class S Shares
•	Trustee of Thrivent Cash Management Trust, a registered investment company that serves as a cash collateral fund for a securities lending program sponsored by Thrivent Financial.
•	Trustee of Thrivent Core Funds, a registered investment company that only offers its shares to the Fund and the Thrivent Mutual Funds.
The Fund, Thrivent Mutual Funds, Thrivent Cash Management Trust, and Thrivent Core Funds are collectively referred to as the “Fund Complex.”
Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Fund and its Portfolios rests with the Board. The Board has engaged Thrivent Financial to manage the Portfolios on a day-to-day basis. The Board is responsible for overseeing Thrivent Financial and other service providers in the operation of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of Minnesota law, other applicable laws and the Fund’s charter. The Board is currently composed of ten members, including eight Independent Directors and two Interested Directors. An “Independent Director” is not an “interested person” (as defined in the 1940 Act) of the Fund, while an “Interested Director” is. The Board conducts regular meetings four times a year. In addition, the Board holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Directors have engaged independent legal counsel and an industry consultant to assist them in performance of their oversight responsibilities.
The Board has appointed an Independent Director to serve in the role of Chairperson. The Chairperson’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Directors generally between meetings. The Chairperson may also perform such other functions as may be delegated by the Board from time to time. Except for duties specified herein or pursuant to the Fund’s charter documents, the designation of Chairperson does not impose on such Independent Director any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally. The Board has established five standing committees (described in more detail below) to assist the Board in the oversight and direction of the business and affairs of the Fund, and from time to time may establish informal working groups to review and address the policies and practices of the Fund with respect to certain specified matters. The Board believes that the Board’s current leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of the Directors and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Fund.
The Fund and the Portfolios are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of Thrivent Financial, the sub-advisers and other service providers (depending on the nature of the risk), which carry out the Portfolios’ investment management
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and business affairs. Each of Thrivent Financial, the sub-advisers and other service providers have their own, independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.
Risk oversight forms part of the Board’s general oversight of the Fund and Portfolios and is addressed as part of various Board and committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Portfolio or to develop processes and controls to eliminate or mitigate their occurrence or effects. As part of its regular oversight of the Fund, the Board, directly or through a committee, interacts with and reviews reports from, among others, Thrivent Financial, sub-advisers, the Chief Compliance Officer of the Fund, the independent registered public accounting firm for the Fund, and internal auditors for Thrivent Financial, as appropriate, regarding risks faced by the Fund and its Portfolios, and Thrivent Financial’s risk functions.
The Audit Committee of the Board, which is composed of all Independent Directors, oversees management of financial risks and controls. The Audit Committee serves as the channel of communication between the independent auditors of the Fund and the Board with respect to financial statements and financial reporting processes, systems of internal control, and the audit process. A representative of business risk management, which functions as the Adviser’s internal audit group, meets with the Audit Committee and provides reports to the Committee in writing and in person on an as-needed basis (but at least annually). Although the Audit Committee is responsible for overseeing the management of financial risks, the entire Board is regularly informed of these risks through Committee reports.
The Ethics and Compliance Committee of the Board, which is composed of all Independent Directors, monitors and oversees the legal and regulatory compliance matters of the Portfolios. A representative of business risk management meets with the Ethics and Compliance Committee and provides reports to the Committee in writing and in person on an as-needed basis (but at least annually). In addition, the Fund’s Anti-Money Laundering Officer meets with the Ethics and Compliance Committee and provides reports to the Committee in writing and in person on a regular basis. The Anti-Money Laundering Officer’s reports relate to privacy and anti-money laundering concerns. The Committee also meets with a representative from the Business Continuity Plan area to learn more about the program. Although the Ethics and Compliance Committee is responsible for overseeing compliance risks, the entire Board is regularly informed of these risks through Committee reports.
The Investment Committee of the Board, which is composed of all Independent Directors, is designed to review investment policies and risks in conjunction with its review of the Portfolios’ performance. Although the Investment Committee is responsible for oversight of investment risks, the entire Board will be regularly informed of these risks through Committee reports.
The Contracts Committee of the Board, which is comprised of all of the Independent Directors, assists the Board in fulfilling its duties with respect to the review and approval of contracts between the Fund and other entities, including entering into new contracts and the renewal of existing contracts. The Contracts Committee considers investment advisory, distribution, transfer agency, administrative service and custodial contracts, and such other contracts as the Board deems necessary or appropriate for the continuation of operations of each Portfolio.
The Governance and Nominating Committee of the Board, which is comprised of all of the Independent Directors, assists the Board in fulfilling its duties with respect to the governance of the Fund, including recommendations regarding evaluation of the Board of Directors, compensation of the Directors and composition of the committees and the Board’s membership. The Governance and Nominating Committee makes recommendations regarding nominations for Directors and will consider nominees suggested by shareholders sent to the attention of the President of the Fund.
The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Portfolios’ compliance program and reports to the Board regarding compliance matters for the Portfolios and their principal service providers. In addition, as part of the Board’s annual review of the Fund’s advisory, sub-advisory and other service provider agreements, the Board considers risk management aspects of these entities’ operations and the functions for which they are responsible. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.
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The Fund’s charter documents do not set forth any specific qualifications to serve as a Director. The charter of the Governance and Nominating Committee also does not set forth any specific qualification. However, the Governance Committee has adopted qualification guidelines that the Committee may take into account in considering Director candidates and a process for evaluating potential candidates. The qualifications that the Committee takes into consideration include, but are not limited to, a candidate’s connections to the Lutheran community, experience on other boards, occupation, business experience, education, knowledge regarding investment matters, diversity of experience, personal integrity and reputation and willingness to devote time to attend and prepare for Board and Committee meetings. No one factor is controlling with respect to either the group or any individual.
The Board has concluded, based on each Director’s experience, qualifications, attributes or skills, on an individual basis and in combination with those of other Directors, that each Director is qualified to serve on the Board. Among the attributes or skills common to all Directors are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with each of the other Directors, the Adviser, the sub-advisers, counsel, the Fund’s independent registered public accounting firm and other service providers, and to exercise effective and independent business judgment in the performance of their duties as Directors. Each Director’s ability to perform his or her duties effectively has been attained through the Director’s business, consulting, public service or academic positions and through experience from service as a board member of the Fund and the other trusts in the Fund Complex, another fund complex, public companies, or non-profit entities or other organizations as set forth below. Each Director’s ability to perform his or her duties effectively has been enhanced by his or her educational background, professional training, and/or other experiences. The following is a summary of each Director’s particular professional and other experience that qualifies each person to serve as a Director of the Fund as of the date of this SAI. Additional details regarding the background of each Director are included in the table below this section.
Janice B. Case. Ms. Case has served as a Director on the Board of the Fund Complex since 2011 and as Chair of the Governance and Nominating Committee since 2012. She has nearly 40 years of experience in the electric utilities industry, including ten years as an executive officer of a Florida-based electric utility and holding company. Since leaving full-time corporate employment, Ms. Case gained mutual fund industry experience as a former director on the board of another fund complex. While a director on that board, she served on board committees, including as chair of the compensation and proxy voting committees, and as a member of the governance/nominating, contract review and audit committees. Ms. Case has also served as a director on several public corporate and non-profit boards.
Robert J. Chersi. Mr. Chersi has served as a Director on the Board of the Fund Complex and as Chair of the Audit Committee since 2017. He also has been determined by the Board to be an Audit Committee financial expert. Mr. Chersi has over 30 years of experience in the financial services industry, including four years as the former Chief Financial Officer of Fidelity Investments Financial Services where he led the finance, compliance, risk management, business consulting and strategic new business development functional organizations. He has also been a certified public accountant and a FINRA Series 27 license holder. Mr. Chersi is currently the Executive Director of the Center for Global Governance, Reporting and Regulation of the Lubin School of Business at Pace University. Through his extensive experience, Mr. Chersi has gained deep knowledge of corporate governance, financial reporting and regulatory compliance practices.
Richard A. Hauser. Mr. Hauser has served as a Director on the Board of the Fund Complex since 2004, as Chair of the Board since 2012 and as Chair of the Ethics and Compliance Committee from 2005 through 2011. He is a licensed attorney and until 2016 was Vice President and Assistant General Counsel for a large publicly traded aerospace company. Mr. Hauser was formerly a partner in a large national law firm and has held senior positions in government, including as deputy White House counsel to President Ronald Reagan and as general counsel for the U.S. Department of Housing and Urban Development. He has experience as a director as a former board member and chairman of The Luther Institute and the Pennsylvania Avenue Development Corporation and a former director on the board of Lutheran Brotherhood, the Washington Hospital Center and a public healthcare-related company.
Marc S. Joseph. Mr. Joseph has served as a Director on the Board of the Fund Complex since 2011 and as Chair of the Ethics and Compliance Committee since 2012. He has more than 20 years of experience in the investment industry, including over five years as a portfolio manager for mutual funds and institutional accounts and three years as a chief investment officer. Mr.
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Joseph is the co-founder of a consulting and advisory firm registered with the Financial Conduct Authority, the regulator of financial service providers in the United Kingdom. As the founder and Managing Director of another private investing and consulting company, he has provided services as a mediator or arbitrator for cases involving disputes with broker-dealers.
Paul R. Laubscher. Mr. Laubscher has served as a Director on the Board of the Fund Complex since 2009 and as Chair of the Investment Committee since 2010. He is a holder of the Chartered Financial Analyst designation and has over 25 years of experience as a portfolio manager. Mr. Laubscher has served as a senior investment manager of the retirement fund of a large public technology company since 1997.
James A. Nussle. Mr. Nussle has served as a Director on the Board of the Fund Complex since 2011. He has more than 20 years of public service experience, including serving as a Representative from Iowa in the House of Representatives from 1991 through 2007 and as Director of the U.S. Office of Management and Budget. Mr. Nussle is a founding member, president and chief executive officer of the Nussle Group, a public affairs media and strategic consulting firm, and he also serves as an executive officer of a trade association of renewable energy companies. Mr. Nussle has gained experience as a director on the advisory board of a private equity firm and on the board of several non-profit organizations.
Verne O. Sedlacek. Mr. Sedlacek has served as a Director on the Board of the Fund Complex since 2017. Mr. Sedlacek has over 35 years of experience in the financial services industry, including eleven years as the former chief executive officer of the Commonfund, an institutional investment firm that provides solutions for strategic investors within the nonprofit and pension investment communities. He has experience as a member on the board of several not-for-profit and for-profit boards, including the Chicago Mercantile Exchange. He also was a certified public accountant.
Constance L. Souders. Ms. Souders has served as a Director on the Board of the Fund Complex since 2007 and as Chair of the Contracts Committee since 2010. She also serves as the Audit Committee financial expert. Ms. Souders has over 20 years of experience in the mutual fund industry, including eight years as the former Treasurer of a mutual fund complex and registered investment adviser and the Financial and Operations General Securities Principal of a mutual fund distributor.
Russell W. Swansen. Mr. Swansen has served as a Director on the Board of the Fund Complex since 2009. He has over 25 years of experience as a portfolio manager and has served as a Senior Vice President and Chief Investment Officer of Thrivent Financial since 2003. Mr. Swansen has executive and business experience as a former managing director of an investment bank and as a former president of another registered investment adviser. He has gained experience as a director on the board of several companies (both public and private) and a non-profit organization that supports medical research for the treatment and cure of childhood cancers. Mr. Swansen was formerly a director on the board of a mining equipment manufacturer and has been a board member of several private companies.
David S. Royal. Mr. Royal has 18 years of experience advising and working for mutual fund complexes. He is currently the President of the Fund Complex. Prior to his current position, Mr. Royal was Deputy General Counsel for Thrivent Financial and the Secretary and Chief Legal Officer of the Fund Complex. Before joining Thrivent Financial, Mr. Royal was a partner at an international law firm based in Chicago. Mr. Royal teaches a course at a law school about the investment management industry. He also serves on the board of directors of a non-profit organization and is currently the Vice Chair.
The following tables provide additional information about the Directors and officers of the Fund.
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INTERESTED DIRECTORS(1)
Name, Address and Year of Birth	Position with the Fund and Length of Service(2)	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held Currently and within Past Five Years
Russell W. Swansen 625 Fourth Avenue South Minneapolis, MN (1957)	Chief Investment Officer since 2015; Director since 2009	Senior Vice President, Chief Investment Officer, Thrivent Financial since 2003.	54	Currently, Director of Twin Bridge Capital Partners, Ivenshure LLC, Children’s Cancer Research Fund and Intellectual Takeout.
David S. Royal 625 Fourth Avenue South Minneapolis, MN (1971)	President since 2015	President, Thrivent Mutual Funds, Thrivent Financial since 2015, Vice President and Deputy General Counsel from 2006 to 2015.	54	Currently, Fairview Hospital Foundation
INDEPENDENT DIRECTORS(3)
Name, Address and Year of Birth	Position with the Fund and Length of Service(2)	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held Currently and within Past Five Years
Janice B. Case 625 Fourth Avenue South Minneapolis, MN (1952)	Director since 2011	Retired	54	Independent Trustee of North American Electric Reliability Corporation (the electric reliability organization (“ERO”) for North America) since 2008
Robert J. Chersi 625 Fourth Avenue South Minneapolis, MN (1961)	Director since 2017	Founder of Chersi Services LLC (consulting firm) since 2012; Executive Director of Center for Global Governance, Reporting & Regulation and Adjunct Professor of Finance and Economics at Pace University since 2013; Helpful Executive in Research (counseling) in the Department of Accounting & Information Systems at Rutgers University since 2013; Chief Financial Officer of Fidelity Investments Financial Services from 2008 to 2012.	54	Director and Chairman of the Audit Committee of Old Mutual Asset Management PLC since 2016; Advisory Board member of the Pace University Lubin School of Business; Trustee of Fidelity Investments Financial Services’ Political Action Committee
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Name, Address and Year of Birth	Position with the Fund and Length of Service(2)	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held Currently and within Past Five Years
Richard A. Hauser 625 Fourth Avenue South Minneapolis, MN (1943)	Director since 2004	Retired	54	None
Marc S. Joseph 625 Fourth Avenue South Minneapolis, MN (1960)	Director since 2011	Managing Director of Granite Ridge LLP (consulting and advisory firm) since 2009; Managing Director of Triangle Crest (private investing and consulting firm) since 2004.	54	None
Paul R. Laubscher 625 Fourth Avenue South Minneapolis, MN (1956)	Director since 2009	Portfolio Manager for U.S. private real estate portfolios of IBM Retirement Funds.	54	None
James A. Nussle 625 Fourth Avenue South Minneapolis, MN (1960)	Director since 2011	President and Chief Executive Officer of Credit Union National Association since September 2014; President and Chief Operating Officer of Growth Energy (trade association) from 2010 through August 2014; Advisory Board member of AVISTA Capital Partners (private equity firm) since 2010; CEO of The Nussle Group LLC (consulting firm) since 2009.	54	Currently, Advisory Board member of AVISTA Capital Partners and Director of Portfolio Recovery Associates (PRAA)
Verne O. Sedlacek 625 Fourth Avenue South Minneapolis, MN (1954)	Director since 2017	Chief Executive Officer of E&F Advisors LLC (consulting) since 2015; President & Chief Executive Officer of the Commonfund from 2003 to 2015.	54	Director of Association of Governing Boards of Universities and Colleges since 2007; Trustee of Valparaiso University since 2015; Trustee of Museum of American Finance since 2015; Chairman of the Board of Directors of AGB Institutional Strategies since 2016
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Name, Address and Year of Birth	Position with the Fund and Length of Service(2)	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held Currently and within Past Five Years
Constance L. Souders 625 Fourth Avenue South Minneapolis, MN (1950)	Director since 2007	Retired	54	None
OFFICERS
Name, Address and Year of Birth	Position with Fund and Length of Service(2)	Principal Occupation During the Past 5 Years
Russell W. Swansen 625 Fourth Avenue South Minneapolis, MN (1957)	Chief Investment Officer since 2015; Director since 2009	Senior Vice President and Chief Investment Officer, Thrivent Financial since 2003
David S. Royal 625 Fourth Avenue South Minneapolis, MN (1971)	President since 2015	Vice President, Thrivent Mutual Funds, Thrivent Financial since 2015; Vice President and Deputy General Counsel from 2006 to 2015
Michael W. Kremenak 625 Fourth Avenue South Minneapolis, MN (1978)	Secretary and Chief Legal Officer since 2015	Vice President, Chief Legal Officer of the Thrivent Funds, Thrivent Financial since 2015; Senior Counsel, Thrivent Financial from 2013 to 2015; Vice President and Assistant General Counsel at Nuveen Investments from 2011 to 2013
Ted S. Dryden 625 Fourth Avenue South Minneapolis, MN (1965)	Chief Compliance Officer since 2010	Investment Company and Investment Adviser Chief Compliance Officer, Thrivent Financial since December 2010
Gerard V. Vaillancourt 625 Fourth Avenue South Minneapolis, MN (1967)	Treasurer and Principal Accounting Officer since 2005	Vice President, Mutual Fund Accounting, Thrivent Financial since 2006
Janice M. Guimond 625 Fourth Avenue South Minneapolis, MN (1964)	Vice President since 2005	Vice President, Investment Operations, Thrivent Financial since 2004
Mark D. Anema 625 Fourth Avenue South Minneapolis, MN (1961)	Vice President since 2012	Vice President, New Product Management and Development, Thrivent Financial since 2007
Kathryn A. Stelter 625 Fourth Avenue South Minneapolis, MN (1962)	Vice President since 2015	Director, Mutual Fund Operations, Thrivent Financial since 2014, Director, Mutual Fund Operations at Hartford Funds from 2006 to 2014
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Name, Address and Year of Birth	Position with Fund and Length of Service(2)	Principal Occupation During the Past 5 Years
Troy A. Beaver 625 Fourth Avenue South Minneapolis, MN (1967)	Vice President since 2016	Vice President, Mutual Fund Distribution & Sales, Thrivent Financial since 2015; Vice President, Marketing, American Century Investments from 2006 to 2015
Kathleen M. Koelling 4321 North Ballard Road Appleton, WI (1977)	Privacy and Identity Theft and Anti-Money Laundering Officer since 2011	Privacy and Identity Theft and Anti-Money Laundering Officer, Thrivent Financial since 2011; Vice President, Managing Counsel, Thrivent Financial since March 2016; Senior Counsel, Thrivent Financial from 2002 to 2016
Jill M. Forte 625 Fourth Avenue South Minneapolis, MN (1974)	Assistant Secretary since 2016	Counsel, Thrivent Financial since 2015; Associate Counsel, Ameriprise Financial, Inc. from 2013 to 2015; Manager – Legal Affairs, Ameriprise Financial, Inc. from 2010 to 2013
James M. Odland 625 Fourth Avenue South Minneapolis, MN (1955)	Assistant Secretary since 2006	Vice President, Managing Counsel, Thrivent Financial since 2005
Sarah L. Bergstrom 625 Fourth Avenue South Minneapolis, MN (1977)	Assistant Treasurer since 2007	Director, Fund Accounting Administration, Thrivent Financial since 2007

(1)	“Interested person” of the Fund as defined in the 1940 Act by virtue of a position with Thrivent Financial. Mr. Swansen and Mr. Royal are each considered an interested person because of their principal occupation with Thrivent Financial.
(2)	Each Director generally serves an indefinite term until her or his successor is duly elected and qualified. Officers generally serve at the discretion of the board until their successors are duly appointed and qualified.
(3)	The Directors, other than Mr. Swansen and Mr. Royal, are not “interested persons” of the Fund and are referred to as “Independent Directors.”
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Committees of the Board of Directors
Committee	Members (1)	Function	Meetings Held During Last Fiscal Year
Audit	Janice B. Case Robert J. Chersi Richard A. Hauser Marc S. Joseph Paul R. Laubscher James A. Nussle Verne O. Sedlacek Constance L. Souders	The 1940 Act requires that the Directors’ independent auditors be selected by a majority of those Directors who are not “interested persons” (as defined in the 1940 Act) of the Fund. The Audit Committee is responsible for recommending the engagement or retention of the Fund’s independent accountants, reviewing with the independent accountants the plan and the results of the auditing engagement, approving professional services, including permitted non-audit services, provided by the independent accountants prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent accountants, reviewing the scope and results of procedures of internal auditing, and reviewing the system of internal accounting control.	6
Contracts	Janice B. Case Robert J. Chersi Richard A. Hauser Marc S. Joseph Paul R. Laubscher James A. Nussle Verne O. Sedlacek Constance L. Souders	The function of the Contracts Committee is to assist the Board in fulfilling its duties with respect to the review and approval of contracts between the Fund and other entities, including entering into new contracts and the renewal of existing contracts. The Contracts Committee considers investment advisory, distribution, transfer agency, administrative service and custodial contracts, and such other contracts as the Board deems necessary or appropriate for the continuation of operations of each Portfolio.	6
Ethics and Compliance	Janice B. Case Robert J. Chersi Richard A. Hauser Marc S. Joseph Paul R. Laubscher James A. Nussle Verne O. Sedlacek Constance L. Souders	The function of the Ethics and Compliance Committee is to monitor the ethics of the Adviser and oversee the legal and regulatory compliance matters of the Portfolios.	4
Governance and Nominating	Janice B. Case Robert J. Chersi Richard A. Hauser Marc S. Joseph Paul R. Laubscher James A. Nussle Verne O. Sedlacek Constance L. Souders	The Governance and Nominating Committee assists the Board in fulfilling its duties with respect to the governance of the Fund, including recommendations regarding evaluation of the Board, compensation of the Directors and composition of the committees and the Board’s membership. The Governance and Nominating Committee makes recommendations regarding nominations for Directors and will consider nominees suggested by shareholders sent to the attention of the President of the Fund.	4
35

Committee	Members (1)	Function	Meetings Held During Last Fiscal Year
Investments	Janice B. Case Robert J. Chersi Richard A. Hauser Marc S. Joseph Paul R. Laubscher James A. Nussle Verne O. Sedlacek Constance L. Souders	The Investments Committee assists the Board in its oversight of the investment performance of the Portfolios; the Portfolios’ consistency with their investment objectives and styles; management’s selection of benchmarks, peer groups and other performance measures for the Portfolios; and the range of investment options offered to investors in the Portfolios. In addition, the Committee assists the Board in its review of investment-related aspects of management’s proposals, such as new Portfolios or Portfolio reorganizations.	4

(1)	The Independent Directors serve as members of each Committee.
Beneficial Interest in the Fund by Directors
The following tables provide information as of December 31, 2015 regarding the dollar range of beneficial ownership by each Director in each series of the Fund. The dollar range shown in the last column reflects the aggregate amount of each Director’s beneficial ownership in all registered investment companies within the investment company complex that are overseen by the Director.
INTERESTED DIRECTORS
Name of Director	Dollar Range of Beneficial Ownership in the Portfolio		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies
David S. Royal	Thrivent Aggressive Allocation Portfolio	None	Over $100,000
	Thrivent Moderately Aggressive Allocation Portfolio	None
	Thrivent Moderate Allocation Portfolio	None
	Thrivent Moderately Conservative Allocation Portfolio	None
	Thrivent Growth and Income Plus Portfolio	None
	Thrivent Balanced Income Plus Portfolio	None
	Thrivent Diversified Income Plus Portfolio	None
	Thrivent Opportunity Income Plus Portfolio	None
	Thrivent Partner Healthcare Portfolio	None
	Thrivent Partner Emerging Markets Equity Portfolio	None
	Thrivent Real Estate Securities Portfolio	None
	Thrivent Small Cap Stock Portfolio	None
	Thrivent Small Cap Index Portfolio	None
	Thrivent Mid Cap Stock Portfolio	None
	Thrivent Mid Cap Index Portfolio	None
	Thrivent Partner Worldwide Allocation Portfolio	None
	Thrivent Partner All Cap Portfolio	None
	Thrivent Large Cap Growth Portfolio	None
	Thrivent Partner Growth Stock Portfolio	None
	Thrivent Large Cap Value Portfolio	None
36

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies
	Thrivent Large Cap Stock Portfolio	None
	Thrivent Large Cap Index Portfolio	None
Thrivent Low Volatility Equity Portfolio
Thrivent Multidimensional Income Portfolio
	Thrivent High Yield Portfolio	None
	Thrivent Income Portfolio	None
	Thrivent Bond Index Portfolio	None
	Thrivent Limited Maturity Bond Portfolio	None
	Thrivent Money Market Portfolio	None
Russell W. Swansen	Thrivent Aggressive Allocation Portfolio	$10,001-$50,000	Over $100,000
	Thrivent Moderately Aggressive Allocation Portfolio	None
	Thrivent Moderate Allocation Portfolio	None
	Thrivent Moderately Conservative Allocation Portfolio	None
	Thrivent Growth and Income Plus Portfolio	None
	Thrivent Balanced Income Plus Portfolio	None
	Thrivent Diversified Income Plus Portfolio	None
	Thrivent Opportunity Income Plus Portfolio	None
	Thrivent Partner Healthcare Portfolio	None
	Thrivent Partner Emerging Markets Equity Portfolio	None
	Thrivent Real Estate Securities Portfolio	None
	Thrivent Small Cap Stock Portfolio	None
	Thrivent Small Cap Index Portfolio	None
	Thrivent Mid Cap Stock Portfolio	None
	Thrivent Mid Cap Index Portfolio	None
	Thrivent Partner Worldwide Allocation Portfolio	None
	Thrivent Partner All Cap Portfolio	None
	Thrivent Large Cap Growth Portfolio	None
	Thrivent Partner Growth Stock Portfolio	None
	Thrivent Large Cap Value Portfolio	None
	Thrivent Large Cap Stock Portfolio	None
	Thrivent Large Cap Index Portfolio	None
Thrivent Low Volatility Equity Portfolio
Thrivent Multidimensional Income Portfolio
	Thrivent High Yield Portfolio	None
	Thrivent Income Portfolio	None
	Thrivent Bond Index Portfolio	None
	Thrivent Limited Maturity Bond Portfolio	None
	Thrivent Money Market Portfolio	None
37

INDEPENDENT DIRECTORS
Name of Director	Dollar Range of Beneficial Ownership in the Portfolio		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies	Dollar Range through Deferred Compensation
Janice B. Case	Thrivent Aggressive Allocation Portfolio	None	Over $100,000	None
	Thrivent Moderately Aggressive Allocation Portfolio	None
	Thrivent Moderate Allocation Portfolio	None
	Thrivent Moderately Conservative Allocation Portfolio	None
	Thrivent Growth and Income Plus Portfolio	None
	Thrivent Balanced Income Plus Portfolio	None
	Thrivent Diversified Income Plus Portfolio	None
	Thrivent Opportunity Income Plus Portfolio	None
	Thrivent Partner Healthcare Portfolio	None
	Thrivent Partner Emerging Markets Equity Portfolio	None
	Thrivent Real Estate Securities Portfolio	None
	Thrivent Small Cap Stock Portfolio	None
	Thrivent Small Cap Index Portfolio	None
	Thrivent Mid Cap Stock Portfolio	None
	Thrivent Mid Cap Index Portfolio	None
	Thrivent Partner Worldwide Allocation Portfolio	None
	Thrivent Partner All Cap Portfolio	None
	Thrivent Large Cap Growth Portfolio	None
	Thrivent Partner Growth Stock Portfolio	None
	Thrivent Large Cap Value Portfolio	None
	Thrivent Large Cap Stock Portfolio	None
	Thrivent Large Cap Index Portfolio	None
Thrivent Low Volatility Equity Portfolio
Thrivent Multidimensional Income Portfolio
	Thrivent High Yield Portfolio	None
	Thrivent Income Portfolio	None
	Thrivent Bond Index Portfolio	None
	Thrivent Limited Maturity Bond Portfolio	None
	Thrivent Money Market Portfolio	None
Robert J. Chersi	Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Thrivent Growth and Income Plus Portfolio
Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Portfolio
Thrivent Opportunity Income Plus Portfolio
Thrivent Partner Healthcare Portfolio
Thrivent Partner Emerging Markets Equity Portfolio
Thrivent Real Estate Securities Portfolio
38

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies	Dollar Range through Deferred Compensation
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Portfolio
Thrivent High Yield Portfolio
Thrivent Low Volatility Equity Portfolio
Thrivent Multidimensional Income Portfolio
Thrivent Income Portfolio
Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Money Market Portfolio
Richard A. Hauser	Thrivent Aggressive Allocation Portfolio	None	Over $100,000	Over $100,000
	Thrivent Moderately Aggressive Allocation Portfolio	None
	Thrivent Moderate Allocation Portfolio	None	Over $100,000
	Thrivent Moderately Conservative Allocation Portfolio	None
	Thrivent Growth and Income Plus Portfolio	None
	Thrivent Balanced Income Plus Portfolio	None
	Thrivent Diversified Income Plus Portfolio	None
	Thrivent Opportunity Income Plus Portfolio	None
	Thrivent Partner Healthcare Portfolio	None
	Thrivent Partner Emerging Markets Equity Portfolio	None
	Thrivent Real Estate Securities Portfolio	None
	Thrivent Small Cap Stock Portfolio	None
	Thrivent Small Cap Index Portfolio	None
	Thrivent Mid Cap Stock Portfolio	None
	Thrivent Mid Cap Index Portfolio	None
	Thrivent Partner Worldwide Allocation Portfolio	None
	Thrivent Partner All Cap Portfolio	None
	Thrivent Large Cap Growth Portfolio	None
	Thrivent Partner Growth Stock Portfolio	None
	Thrivent Large Cap Value Portfolio	None
	Thrivent Large Cap Stock Portfolio	None
	Thrivent Large Cap Index Portfolio	None
39

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies	Dollar Range through Deferred Compensation
Thrivent Low Volatility Equity Portfolio
Thrivent Multidimensional Income Portfolio
	Thrivent High Yield Portfolio	None
	Thrivent Income Portfolio	None
	Thrivent Bond Index Portfolio	None
	Thrivent Limited Maturity Bond Portfolio	None
	Thrivent Money Market Portfolio	None
Marc S. Joseph	Thrivent Aggressive Allocation Portfolio	None	$10,001-$50,000	Over $100,000
	Thrivent Moderately Aggressive Allocation Portfolio	None
	Thrivent Moderate Allocation Portfolio	None
	Thrivent Moderately Conservative Allocation Portfolio	None
	Thrivent Growth and Income Plus Portfolio	None
	Thrivent Balanced Income Plus Portfolio	None
	Thrivent Diversified Income Plus Portfolio	None
	Thrivent Opportunity Income Plus Portfolio	None
	Thrivent Partner Healthcare Portfolio	None
	Thrivent Partner Emerging Markets Equity Portfolio	None
	Thrivent Real Estate Securities Portfolio	None
	Thrivent Small Cap Stock Portfolio	None
	Thrivent Small Cap Index Portfolio	None
	Thrivent Mid Cap Stock Portfolio	None
	Thrivent Mid Cap Index Portfolio	None
	Thrivent Partner Worldwide Allocation Portfolio	None
	Thrivent Partner All Cap Portfolio	None
	Thrivent Large Cap Growth Portfolio	None
	Thrivent Partner Growth Stock Portfolio	None
	Thrivent Large Cap Value Portfolio	None
	Thrivent Large Cap Stock Portfolio	None
	Thrivent Large Cap Index Portfolio	None
Thrivent Low Volatility Equity Portfolio
Thrivent Multidimensional Income Portfolio
	Thrivent High Yield Portfolio	None
	Thrivent Income Portfolio	None
	Thrivent Bond Index Portfolio	None
	Thrivent Limited Maturity Bond Portfolio	None
	Thrivent Money Market Portfolio	None
Paul R. Laubscher	Thrivent Aggressive Allocation Portfolio	None	None	Over $100,000
	Thrivent Moderately Aggressive Allocation Portfolio	None
	Thrivent Moderate Allocation Portfolio	None
	Thrivent Moderately Conservative Allocation Portfolio	None
	Thrivent Growth and Income Plus Portfolio	None
40

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies	Dollar Range through Deferred Compensation
	Thrivent Balanced Income Plus Portfolio	None
	Thrivent Diversified Income Plus Portfolio	None
	Thrivent Opportunity Income Plus Portfolio	None
	Thrivent Partner Healthcare Portfolio	None
	Thrivent Partner Emerging Markets Equity Portfolio	None
	Thrivent Real Estate Securities Portfolio	None
	Thrivent Small Cap Stock Portfolio	None
	Thrivent Small Cap Index Portfolio	None
	Thrivent Mid Cap Stock Portfolio	None
	Thrivent Mid Cap Index Portfolio	None
	Thrivent Partner Worldwide Allocation Portfolio	None
	Thrivent Partner All Cap Portfolio	None
	Thrivent Large Cap Growth Portfolio	None
	Thrivent Partner Growth Stock Portfolio	None
	Thrivent Large Cap Value Portfolio	None
	Thrivent Large Cap Stock Portfolio	None
	Thrivent Large Cap Index Portfolio	None
Thrivent Low Volatility Equity Portfolio
Thrivent Multidimensional Income Portfolio
	Thrivent High Yield Portfolio	None
	Thrivent Income Portfolio	None
	Thrivent Bond Index Portfolio	None
	Thrivent Limited Maturity Bond Portfolio	None
	Thrivent Money Market Portfolio	None
James A. Nussle	Thrivent Aggressive Allocation Portfolio	None	Over $100,000	None
	Thrivent Moderately Aggressive Allocation Portfolio	None
	Thrivent Moderate Allocation Portfolio	None
	Thrivent Moderately Conservative Allocation Portfolio	None
	Thrivent Growth and Income Plus Portfolio	None
	Thrivent Balanced Income Plus Portfolio	None
	Thrivent Diversified Income Plus Portfolio	None
	Thrivent Opportunity Income Plus Portfolio	None
	Thrivent Partner Healthcare Portfolio	None
	Thrivent Partner Emerging Markets Equity Portfolio	None
	Thrivent Real Estate Securities Portfolio	None
	Thrivent Small Cap Stock Portfolio	None
	Thrivent Small Cap Index Portfolio	None
	Thrivent Mid Cap Stock Portfolio	None
	Thrivent Mid Cap Index Portfolio	None
	Thrivent Partner Worldwide Allocation Portfolio	None
	Thrivent Partner All Cap Portfolio	None
41

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies	Dollar Range through Deferred Compensation
	Thrivent Large Cap Growth Portfolio	None
	Thrivent Partner Growth Stock Portfolio	None
	Thrivent Large Cap Value Portfolio	None
	Thrivent Large Cap Stock Portfolio	None
	Thrivent Large Cap Index Portfolio	None
Thrivent Low Volatility Equity Portfolio
Thrivent Multidimensional Income Portfolio
	Thrivent High Yield Portfolio	None
	Thrivent Income Portfolio	None
	Thrivent Bond Index Portfolio	None
	Thrivent Limited Maturity Bond Portfolio	None
	Thrivent Money Market Portfolio	None
Verne O. Sedlacek	Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Thrivent Growth and Income Plus Portfolio
Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Portfolio
Thrivent Opportunity Income Plus Portfolio
Thrivent Partner Healthcare Portfolio
Thrivent Partner Emerging Markets Equity Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Low Volatility Equity Portfolio
Thrivent Multidimensional Income Portfolio
Thrivent High Yield Portfolio
Thrivent Income Portfolio
Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Money Market Portfolio
42

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies	Dollar Range through Deferred Compensation
Constance L. Souders	Thrivent Aggressive Allocation Portfolio	None	None	Over $100,000
	Thrivent Moderately Aggressive Allocation Portfolio	None
	Thrivent Moderate Allocation Portfolio	None
	Thrivent Moderately Conservative Allocation Portfolio	None
	Thrivent Growth and Income Plus Portfolio	None
	Thrivent Balanced Income Plus Portfolio	None
	Thrivent Diversified Income Plus Portfolio	None
	Thrivent Opportunity Income Plus Portfolio	None
	Thrivent Partner Healthcare Portfolio	None
	Thrivent Partner Emerging Markets Equity Portfolio	None
	Thrivent Real Estate Securities Portfolio	None
	Thrivent Small Cap Stock Portfolio	None
	Thrivent Small Cap Index Portfolio	None
	Thrivent Mid Cap Stock Portfolio	None
	Thrivent Mid Cap Index Portfolio	None
	Thrivent Partner Worldwide Allocation Portfolio	None
	Thrivent Partner All Cap Portfolio	None
	Thrivent Large Cap Growth Portfolio	None
	Thrivent Partner Growth Stock Portfolio	None
	Thrivent Large Cap Value Portfolio	None
	Thrivent Large Cap Stock Portfolio	None
	Thrivent Large Cap Index Portfolio	None
Thrivent Low Volatility Equity Portfolio
Thrivent Multidimensional Income Portfolio
	Thrivent High Yield Portfolio	None
	Thrivent Income Portfolio	None
	Thrivent Bond Index Portfolio	None
	Thrivent Limited Maturity Bond Portfolio	None
	Thrivent Money Market Portfolio	None
Compensation of Directors and Officers
The Fund makes no payments to any of its officers for services performed for the Fund. The Independent Directors are paid an annual base compensation of $150,000 to serve on the Boards of the Fund Complex. Each Director also receives $5,000 for each in-person meeting attended. The Board Chair is compensated an additional $70,000 per year; the Chair of the Contracts Committee, who also serves as the Audit Committee Financial Expert, is compensated an additional $40,000 per year; the Chair of the Audit Committee, the Chair of the Investments Committee, the Chair of the Governance and Nominating Committee and the Chair of the Ethics and Compliance Committee are each compensated an additional $20,000 per year. Independent Directors are reimbursed by the Fund for any expenses they may incur by reason of attending Board meetings or in connection with other services they may perform in connection with their duties as Directors. The Directors receive no pension or retirement benefits in connection with their service to the Fund.
43

The following table provides the amounts of compensation paid to the Directors either directly or in the form of payments made into a deferred compensation plan for the fiscal year ended December 31, 2016:
Name, Position	Aggregate Compensation From Fund	Total Compensation Paid by the Fund Complex(1)
Janice B. Case	$	$
Director
Robert J. Chersi	$	$
Director
Richard A. Hauser(2)	$	$
Director
Paul R. Laubscher(2)	$	$
Director
Marc S. Joseph	$	$
Director
James A. Nussle	$	$
Director
Verne O. Sedlacek	$	$
Director
Constance L. Souders(2)	$	$
Director

(1)	The “Fund Complex” includes Thrivent Cash Management Trust, Thrivent Core Funds, the Fund and Thrivent Mutual Funds.
(2)	The Fund has adopted a deferred compensation plan for the benefit of the Independent Directors of the Fund who wish to defer receipt of a percentage of eligible compensation which they otherwise are entitled to receive from the Fund. Compensation deferred is invested in Thrivent Mutual Funds, the allocation of which is determined by the individual Director. Directors participating in the deferred compensation plan do not actually own shares of the Thrivent Mutual Funds through the plan, since deferred compensation is a general liability of the Thrivent Mutual Funds. However, a Director’s return on compensation deferred is economically equivalent to an investment in the applicable Thrivent Mutual Funds. As of December 31, 2016, the total amount of deferred compensation payable to Mr. Hauser was $_________; the total amount of deferred compensation payable to Mr. Laubscher was $_______; the total amount of deferred compensation payable to Ms. Souders was $_______; and the total amount of deferred compensation payable to Mr. Joseph was $_______.
CONTROL PERSONS AND PURCHASES OF SECURITIES
Shares in the Fund are sold only to:
•	Separate accounts (the “Accounts”) of Thrivent Financial and Thrivent Life Insurance Company (“Thrivent Life”), a subsidiary of Thrivent Financial, which are used to fund benefits under various variable life insurance and variable annuity contracts (each a “variable contract”) issued by Thrivent Financial and Thrivent Life; and
•	Other Portfolios of the Fund.
The Trustees of the retirement plans and the Secretary of the Fund will vote shares owned by the retirement plans and the Fund. The voting rights of variable contract owners, and limitations on those rights, are explained in separate prospectuses relating to such variable contracts. Thrivent Financial and Thrivent Life will vote shares attributable to variable contracts in accordance to the voting instructions of the variable contract owners. Any shares of a Portfolio attributable to a variable contract for which no timely voting instructions are received will be voted by Thrivent Financial or Thrivent Life in proportion to voting instructions that are received with respect to all variable contracts participating in the Portfolio. Thrivent Financial and Thrivent Life are located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415.
44

The officers and directors of the Fund cannot directly own shares of the Fund’s Portfolios, and they cannot beneficially own shares of the Fund unless they purchase variable contracts issued by Thrivent Financial or Thrivent Life or participate in a retirement plan sponsored by Thrivent Financial. As of April 1, 2016, the officers and directors of the Fund as a group beneficially owned less than 1% of the outstanding shares of any Portfolio. To the best knowledge of the Fund, no person other than Thrivent Financial and the Thrivent Asset Allocation Portfolios owned, of record or beneficially, 5% or more of the outstanding shares of any Portfolio as of April 1, 2016.
Information as of April 1, 2016 with regard to record ownership by Thrivent Financial, Thrivent Life, and Other Holders (i.e., the Thrivent Asset Allocation Portfolios) in the Fund is provided below:
Name	Percentage of Shares Outstanding
Thrivent Financial for Lutherans	74.83%
Thrivent Life Insurance Company	4.67%
Other Holders	20.22%
Defined Benefit Trust	0.27%
Transactions with Independent Directors
No Independent Director of the Fund or any immediate family member of an Independent Director has had, during the two most recently completed calendar years, a direct or indirect interest in the investment adviser or a subadviser for the Portfolios, or in any person directly or indirectly controlling, controlled by or under common control with the investment adviser or a subadviser for the Portfolios exceeding $120,000. In addition, no Independent Director of the Fund or any of their immediate family members has had, during the two most recently completed calendar years, a direct or indirect material interest in any transaction or series of similar transactions in which the amount involved exceeds $120,000 and to which one of the parties was the Fund; an officer of the Fund; an investment company or an officer of any investment company having the same investment adviser or subadviser as the Portfolios as its investment adviser or having an investment adviser that directly or indirectly controls, is controlled by or under common control with the investment adviser or subadviser of the Portfolios; the Portfolios’ investment adviser; an officer of the Portfolios’ investment adviser; or a person or an officer of a person directly or indirectly controlling, controlled by or under common control with the investment adviser of the Portfolios (an “Associated Person”). No Independent Director of the Fund or a member of the immediate family of an Independent Director has had, in the two most recently completed calendar years, a direct or indirect relationship with any Associated Person involving an amount in excess of $120,000 and which involved: payments for property or services to or from any Associated Person; provision of legal services to any Associated Person; provision of investment banking services to any Associated Person, other than as a participating underwriter in a syndicate; or, any consulting or other relationship that is substantially similar in nature and scope to these types of relationships.
INVESTMENT ADVISER, INVESTMENT SUBADVISERS, AND PORTFOLIO MANAGERS
Investment Adviser
The Fund’s investment adviser, Thrivent Financial, was founded in 1902 under the laws of Wisconsin, and is a fraternal benefit society owned by and operated for its members. The officers and directors of Thrivent Financial who are affiliated with the Fund are set forth below under “Affiliated Persons.” Thrivent Financial is located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415.
Investment decisions for each of the Portfolios (except for Thrivent Partner Healthcare Portfolio, Thrivent Partner Emerging Markets Equity Portfolio, Thrivent Partner Worldwide Allocation Portfolio (excluding the portion invested in U.S. securities and international large cap value securities), Thrivent Partner All Cap Portfolio, and Thrivent Partner Growth Stock Portfolio (collectively, the “Subadvised Portfolios”)) are made by Thrivent Financial, subject to the overall direction of the Board. Thrivent Financial also provides investment research and supervision of each of the Portfolios’ investments (except for the investments of the Subadvised Portfolios that are not managed, as noted above, by Thrivent Financial) and conducts a continuous program of investment evaluation and appropriate disposition and reinvestment of these assets.
45

Thrivent Financial Portfolio Managers
Other Accounts Managed by the Thrivent Financial Portfolio Managers
The following table provides information relating to other accounts managed by the Thrivent Financial portfolio managers as of December 31, 2015:
	Other Registered Investment Companies (1)		Other Accounts
Portfolio Manager	# of Accounts Managed	Assets Managed	# of Accounts Managed	Assets Managed
Russell W. Swansen	4	$5,187,354,474	0	$ 0
David C. Francis	7	$7,566,632,348	3	$ 444,315,916
Mark L. Simenstad	7	$6,232,409,300	0	$ 0
Darren M. Bagwell	4	$1,743,189,718	2	$ 249,718,279
John T. Groton	0	$ 0	2	$ 189,037,051
Noah J. Monsen	3	$1,045,054,826	3	$ 291,252,114
Brian W. Bomgren	0	$ 0	3	$ 291,252,114
Kent L. White	1	$ 395,073,943	2	$ 128,358,824
Kurt L. Lauber	2	$2,446,256,924	2	$ 230,520,952
Kevin R Brimmer	0	$ 0	0	$ 0
Brian J. Flanagan	1	$1,224,644,531	2	$ 127,835,578
Matthew D. Finn	1	$ 432,095,585	2	$ 92,426,049
James M. Tinnuci	1	$ 432,095,585	2	$ 92,426,049
Reginald L. Pfiefer	3	$1,045,054,826	1	$ 75,566,411
Paul J. Ocenasek	2	$1,043,342,659	0	$ 0
Stephen D. Lowe	4	$1,789,487,457	3	$1,571,088,482
Michael G. Landreville	3	$1,174,257,786	3	$ 369,868,425
Gregory R. Anderson	2	$1,118,147,239	3	$7,110,449,563
Conrad E. Smith	1	$ 395,073,943	2	$ 509,612,986
William D. Stouten	2	$3,170,946,372	3	$1,965,877,941

(1)	The “Other Registered Investment Companies” represent (a) series of Thrivent Mutual Funds, which have substantially similar investment objectives and policies as the Portfolio(s) managed by the portfolio manager listed, and (b) Thrivent Cash Management Trust, in the case of William D. Stouten.
Compensation
Each portfolio manager of Thrivent Financial is compensated by an annual base salary and an annual bonus, in addition to the various benefits that are available to all employees of Thrivent Financial. The annual base salary for each portfolio manager is a fixed amount that is determined annually according to the level of responsibility and performance. The annual bonus provides for a variable payment that is attributable to the relative pre-tax performance of the portfolio or portfolios assigned to the individual measured for one- and three-year periods (to the extent the portfolio manager has been the portfolio manager for the portfolio(s) during such time period) against the median performance of other funds in the same peer groups, as classified by Lipper, Inc., or an index constructed with comparable criteria. Some portfolio managers also participate in Thrivent Financial’s long-term incentive plan, which provides for an additional variable payment based on the extent to which Thrivent Financial met corporate goals related to the value of new business during the previous three-year period.
46

Conflicts of Interest
Portfolio managers at Thrivent Financial typically manage multiple accounts. These accounts may include, among others, mutual funds, proprietary accounts and separate accounts (assets managed on behalf of pension funds, foundations and other investment accounts). The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees. In addition, the side-by-side management of these funds and accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. Thrivent Financial seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, Thrivent Financial has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.
Ownership in the Portfolios
The following table provides information, as of December 31, 2015, on the dollar range of beneficial ownership by each portfolio manager for the Portfolio he or she manages:
Portfolio Manager	Portfolio	Portfolio Ownership	Fund (1)	Fund Ownership
Russell W. Swansen	Thrivent Aggressive Allocation Portfolio	$10,001 – $50,000	Thrivent Aggressive Allocation Fund	Over $1,000,000
	Thrivent Moderately Aggressive Allocation Portfolio	$0	Thrivent Moderately Aggressive Allocation Fund	$0
	Thrivent Moderate Allocation Portfolio	$0	Thrivent Moderate Allocation Fund	$0
	Thrivent Moderately Conservative Allocation Portfolio	$0	Thrivent Moderately Conservative Allocation Fund	$0
David C. Francis	Thrivent Aggressive Allocation Portfolio	$0	Thrivent Aggressive Allocation Fund	$100,001 – $500,000
	Thrivent Moderately Aggressive Allocation Portfolio	$0	Thrivent Moderately Aggressive Allocation Fund	$100,001 – $500,000
	Thrivent Moderate Allocation Portfolio	$0	Thrivent Moderate Allocation Fund	$0
	Thrivent Moderately Conservative Allocation Portfolio	$0	Thrivent Moderately Conservative Allocation Fund	$0
	Thrivent Partner Worldwide Allocation Portfolio	$0	Thrivent Partner Worldwide Allocation Fund	$0
Mark L. Simenstad	Thrivent Aggressive Allocation Portfolio	$0	Thrivent Aggressive Allocation Fund	$10,001 – $50,000
	Thrivent Moderately Aggressive Allocation Portfolio	$0	Thrivent Moderately Aggressive Allocation Fund	$0
	Thrivent Moderate Allocation Portfolio	$0	Thrivent Moderate Allocation Fund	$0
47

Portfolio Manager	Portfolio	Portfolio Ownership	Fund (1)	Fund Ownership
	Thrivent Moderately Conservative Allocation Portfolio	$0	Thrivent Moderately Conservative Allocation Fund	$0
	Thrivent Diversified Income Plus Portfolio	$1 – $10,000	Thrivent Diversified Income Plus Fund	$0
	Thrivent Growth and Income Plus Portfolio	$0	Thrivent Growth and Income Plus Fund	$0
	Thrivent Balanced Income Plus Portfolio	$0	Thrivent Balanced Income Plus Fund	$0
Darren M. Bagwell	Thrivent Aggressive Allocation Portfolio	$0	Thrivent Aggressive Allocation Fund	$500,001 – $1,000,000
	Thrivent Moderately Aggressive Allocation Portfolio	$0	Thrivent Moderately Aggressive Allocation Fund	$0
	Thrivent Moderate Allocation Portfolio	$0	Thrivent Moderate Allocation Fund	$0
	Thrivent Moderately Conservative Allocation Portfolio	$0	Thrivent Moderately Conservative Allocation Fund	$0
	Thrivent Large Cap Growth Portfolio	$0	Thrivent Large Cap Growth Fund	$0
	Thrivent Large Cap Stock Portfolio	$0	Thrivent Large Cap Stock Fund	$0
Kevin R. Brimmer	Thrivent Large Cap Index Portfolio	$0
	Thrivent Mid Cap Index Portfolio	$0
	Thrivent Small Cap Index Portfolio	$0
Brian J. Flanagan	Thrivent Mid Cap Stock Portfolio	$1 – $10,000	Thrivent Mid Cap Stock Fund	$0
Matthew D. Finn	Thrivent Small Cap Stock Portfolio	$0	Thrivent Small Cap Stock Fund	$100,001 – $500,000
James M. Tinucci	Thrivent Small Cap Stock Portfolio	$0	Thrivent Small Cap Stock Fund	$0
Reginald L. Pfeifer	Thrivent Real Estate Securities Portfolio	$0
	Thrivent Growth and Income Plus Portfolio	$0	Thrivent Growth and Income Plus Fund	$0
	Thrivent Balanced Income Plus Portfolio	$0	Thrivent Balanced Income Plus Fund	$0
	Thrivent Diversified Income Plus Portfolio	$0	Thrivent Diversified Income Plus Fund	$0
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Portfolio Manager	Portfolio	Portfolio Ownership	Fund (1)	Fund Ownership
Michael G. Landreville	Thrivent Bond Index Portfolio	$0	Thrivent Opportunity Income Plus Fund	$0
	Thrivent Limited Maturity Bond Portfolio	$0	Thrivent Limited Maturity Bond Fund	$50,001 – $100,000
	Thrivent Opportunity Income Plus Portfolio	$0
Gregory R. Anderson	Thrivent Limited Maturity Bond Portfolio	$0	Thrivent Limited Maturity Bond Fund	$0
	Thrivent Opportunity Income Plus Portfolio	$0	Thrivent Opportunity Income Plus Fund	$0
Kurt J. Lauber	Thrivent Large Cap Value Portfolio	$0	Thrivent Large Cap Value Fund	$0
	Thrivent Large Cap Stock Portfolio	$0	Thrivent Large Cap Stock Fund	$0
Paul J. Ocenasek	Thrivent High Yield Portfolio	$0	Thrivent High Yield Fund	$0
	Thrivent Opportunity Income Plus Portfolio	$0	Thrivent Opportunity Income Plus Fund	$0
Stephen D. Lowe	Thrivent Aggressive Allocation Portfolio	$0	Thrivent Aggressive Allocation Fund	$10,001 – $50,000
	Thrivent Moderately Aggressive Allocation Portfolio	$0	Thrivent Moderately Aggressive Allocation Fund	$0
	Thrivent Moderate Allocation Portfolio	$0	Thrivent Moderate Allocation Fund	$0
	Thrivent Moderately Conservative Allocation Portfolio	$0	Thrivent Moderately Conservative Allocation Fund	$0
	Thrivent Income Portfolio	$0	Thrivent Income Fund	$100,001 – $500,000
	Thrivent Balanced Income Plus Portfolio	$0	Thrivent Growth andIncome Plus Fund	$0
	Thrivent Growth and Income Plus Portfolio	$0	Thrivent BalancedIncome Plus Fund	$0
	Thrivent Diversified Income Plus Portfolio	$0	Thrivent Diversified Income Plus Fund	$0
William D. Stouten	Thrivent Money Market Portfolio	$0	Thrivent Money Market Fund	$1 – $10,000
Conrad E. Smith	Thrivent Opportunity Income Plus Portfolio	$0	Thrivent Opportunity Income Plus Fund	$0
Kent L. White	Thrivent Opportunity Income Plus Portfolio	$0	Thrivent Opportunity Income Plus Fund	$0
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Portfolio Manager	Portfolio	Portfolio Ownership	Fund (1)	Fund Ownership
Noah J. Monsen	Thrivent Growth and Income Plus Portfolio	$0	Thrivent Growth and Income Plus Fund	$0
	Thrivent Balanced Income Plus Portfolio	$0	Thrivent Balanced Income Plus Fund	$0
	Thrivent Diversified Income Plus Portfolio	$0	Thrivent Diversified Income Plus Fund	$0
	Thrivent Partner Worldwide Allocation Portfolio		Thrivent Partner Worldwide Allocation Fund
John T. Groton	Thrivent Growth and Income Plus Portfolio	$0	Thrivent Growth and Income Plus Fund	$0
	Thrivent Balanced Income Plus Portfolio	$0	Thrivent Balanced Income Plus Fund	$0
	Thrivent Diversified Income Plus Portfolio	$0	Thrivent Diversified Income Plus Fund	$0
Brian M. Bomgren	Thrivent Partner Worldwide Allocation Portfolio	$0	Thrivent Partner Worldwide Allocation Fund	$0

(1)	Each Fund listed is a series of the Thrivent Mutual Funds, is managed by the same portfolio manager(s) and has substantially similar investment objectives and policies to the corresponding Portfolio listed.
Investment Subadvisers
Thrivent Financial has engaged the following subadvisers for Thrivent Partner Healthcare Portfolio, Thrivent Partner Emerging Markets Equity Portfolio, Thrivent Partner Worldwide Allocation Portfolio, Thrivent Partner All Cap Portfolio, and Thrivent Partner Growth Stock Portfolio. Investment decisions for those Portfolios are generally made by the subadvisers, subject to the overall direction of the Board of Directors and Thrivent Financial.
Thrivent Partner Healthcare Portfolio
Investment decisions for the Thrivent Partner Healthcare Portfolio are made by Sectoral Asset Management Inc. (“Sectoral”), which Thrivent Financial has engaged as investment subadviser for the Portfolio. Sectoral, which is located at 1000 Sherbrooke Street West, Suite 2120, Montreal, Quebec H3A 3G4, is 100% employee owned. Sectoral specializes in managing global healthcare portfolios and has been practicing this specialty since 2000. As of December 31, 2015, Sectoral managed approximately $2.9 billion in assets.
Sectoral Portfolio Managers
Thrivent Partner Healthcare Portfolio is managed by Stephan Patten. Marc-Andre Marcotte is the Portfolio’s back-up portfolio manager.
Other Accounts Managed by Sectoral Portfolio Managers
The following table provides information about other accounts managed by Mr. Patten and Mr. Marcotte as of December 31, 2015.
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Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (in $ millions)	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in $ millions)
Stephan Patten	Registered Investment Companies:	0	$ 0	0	$ 0
	Other Pooled Investment Vehicles:	6	$809	1	$24
	Other Accounts:	1	$132	0	$ 0
Marc-Andre Marcotte	Registered Investment Companies:	0	$ 0	0	$ 0
	Other Pooled Investment Vehicles:	2	$ 48	0	$ 0
	Other Accounts:	0	$ 0	0	$ 0
Compensation
Sectoral portfolio managers are compensated with a competitive salary, bonus and stock options in the firm. The remuneration of portfolio managers consists of the following elements: (a) a salary that is based on a market rate; (b) bonuses that are dependent upon the achievement of specific goals by the individual and the success of the company; and (c) stock options in Sectoral, depending upon the performance of the individual. There is no specific formula, however, based on assets under management or the portfolio performance that is used to determine the remuneration.
Conflicts of Interest
The greatest potential conflict of interest lies with the allocation of transactions among different portfolios. Sectoral makes sure that it treats each of its clients fairly by having a clear and simple allocation policy. This policy is described in Sectoral’s compliance manual in detail. Orders that are not completely filled are allocated pro rata among the different portfolios. The same price is received for the same order by the different portfolios. Sectoral does not have any affiliation with any broker and does not distribute any fund. Sectoral requires that all its investment professionals hold the Chartered Financial Analyst (CFA) designation or are enrolled in the CFA program. All of these professionals adhere to the CFA code of ethics.
Ownership of the Portfolio
Mr. Patten and Mr. Marcotte do not own shares of the subadvised Portfolio.
Thrivent Partner Emerging Markets Equity Portfolio
Investment decisions for Thrivent Partner Emerging Markets Equity Portfolio are made by Aberdeen Asset Managers Limited (“Aberdeen”), which Thrivent Financial has engaged as investment subadviser for the Portfolio. Aberdeen is located at 10 Queen’s Terrace, Aberdeen, AB10 1YG, United Kingdom and is a subsidiary of Aberdeen Asset Management PLC (“Aberdeen PLC”), which was organized in 1983. Aberdeen PLC is the parent company of an asset management group managing approximately $428.2 billion in assets as of December 31, 2015, for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients. In rendering investment advisory services, Aberdeen may use the resources of investment adviser subsidiaries of Aberdeen PLC.
Aberdeen Portfolio Managers
Thrivent Partner Emerging Markets Equity Portfolio is managed by Devan Kaloo, Joanne Irvine, Mark Gordon-James, Fiona Manning, and Hugh Young.
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Other Accounts Managed by Aberdeen Portfolio Managers
The following table provides information about the other accounts managed by Aberdeen team members as of December 31, 2015.
Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets in the Accounts (in millions)	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in millions)
Devan Kaloo	Registered Investment Companies:	11	$ 8,509.40	0	$ 0
	Other Pooled Investment Vehicles:	25	$16,836.80	0	$ 0
	Other Accounts:	61	$16,031.72	5	$1,214.70
Joanne Irvine	Registered Investment Companies:	11	$ 8,509.40	0	$ 0
	Other Pooled Investment Vehicles:	25	$16,836.80	0	$ 0
	Other Accounts:	61	$16,031.72	5	$1,214.70
Mark Gordon-James	Registered Investment Companies:	11	$ 8,509.40	0	$ 0
	Other Pooled Investment Vehicles:	25	$16,836.80	0	$ 0
	Other Accounts:	61	$16,031.72	5	$1,214.70
Fiona Manning	Registered Investment Companies:	11	$ 8,509.40	0	$ 0
	Other Pooled Investment Vehicles:	25	$16,836.80	0	$ 0
	Other Accounts:	61	$16,031.72	5	$1,214.70
Hugh Young	Registered Investment Companies:	21	$10,187.63	0	$ 0
	Other Pooled Investment Vehicles:	83	$43,162.91	2	$ 392.16
	Other Accounts:	137	$35,308.43	16	$4,734.26
Compensation
Aberdeen’s remuneration policies are designed to support our business strategy, as a leading international asset manager. The objective is to attract, retain and reward talented individuals for the delivery of sustained, superior returns for our clients and shareholders. Aberdeen operates in a highly competitive international employment market, and aims to maintain its strong track record of success in developing and retaining talent.
The policy is to recognise corporate and individual achievements each year through an appropriate annual bonus scheme. The aggregate value of awards in any year is dependent on the Group’s overall performance and profitability. Consideration is also given to the levels of bonuses paid in the market. Individual awards which are payable to all members of staff are determined by a rigorous assessment of achievement against defined objectives.
A long-term incentive plan for key staff and senior employees comprises of a mixture of cash and deferred shares in Aberdeen PLC or select Aberdeen funds (where applicable). Overall compensation packages are designed to be competitive relative to the investment management industry.
Base Salary
Any increase is to reflect inflation and is applied in a manner consistent with other Group employees; any other increases must be justified by reference to promotion or changes in responsibilities. The Policy is to pay a fair salary commensurate with the individual’s role, responsibilities and experience, and having regard to the market rates being offered for similar roles in the asset management sector and other comparable companies.
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Annual Bonus
The Policy is to recognise corporate and individual achievements each year through an appropriate annual bonus scheme. The Remuneration Committee determines the Key Performance Indicators that will be applied in considering the overall size of the bonus pool. In line with practice amongst other asset management companies, individual bonuses are not subject to an absolute cap. However, the aggregate size of the bonus pool is dependent on the group’s overall performance and profitability. Consideration is also given to the levels of bonuses paid in the market. Individual awards are determined by a rigorous assessment of achievement against defined objectives, and are reviewed and approved by the Remuneration Committee.
The deferral policy is intended to assist in the retention of talent and to create additional alignment of executives’ interests with Aberdeen’s sustained performance and, in respect of the deferral into funds, managed by Aberdeen, to align the interest of asset managers with our clients.
Staff performance is reviewed formally at least once a year. The review process looks at all of the ways in which an individual has contributed to the Aberdeen Group, and specifically, in the case of portfolio managers, to the relevant investment team. Discretionary bonuses are based on client service, asset growth and the performance of the respective portfolio manager. Overall participation in team meetings, generation of original research ideas and contribution to presenting the team externally are also evaluated.
In the calculation of a portfolio management team’s bonus, the Aberdeen Group takes into consideration investment matters (which include the performance of funds, adherence to the company investment process, and quality of company meetings) as well as more subjective issues such as team participation and effectiveness at client presentations. To the extent performance is factored in, such performance is not judged against any specific benchmark and is evaluated over the period of a year — January to December. The pre- or after-tax performance of an individual account is not considered in the determination of a portfolio manager’s discretionary bonus; rather the review process evaluates the overall performance of the team for all of the accounts they manage.
Portfolio manager performance on investment matters is judged over all of the accounts the portfolio manager contributes to and is documented in the appraisal process. A combination of the team’s and individual’s performance is considered and evaluated.
Although performance is not a substantial portion of a portfolio manager’s compensation, the Aberdeen Group also recognizes that fund performance can often be driven by factors outside one’s control, such as (irrational) markets, and as such pays attention to the effort by portfolio managers to ensure integrity of our core process by sticking to disciplines and processes set, regardless of momentum and ‘hot’ themes. Short-terming is thus discouraged and trading-oriented managers will thus find it difficult to thrive in the Aberdeen Group’s environment. Additionally, if any of the aforementioned undue risks were to be taken by a portfolio manager, such trend would be identified via Aberdeen’s dynamic compliance monitoring system.
Conflicts of Interest
An Aberdeen portfolio manager’s management of other accounts may give rise to potential conflicts of interest in connection with their management of the Portfolio’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Portfolio. A potential conflict of interest may therefore arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Aberdeen believes, however, that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; and (ii) portfolio manager personal trading is monitored to avoid potential conflicts. In addition, Aberdeen has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.
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In some cases, another account managed by the same portfolio manager may compensate Aberdeen based on the performance of the portfolio held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.
Another potential conflict could include instances in which securities considered as investments for the Portfolio also may be appropriate for other investment accounts managed by Aberdeen or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of the other accounts simultaneously, Aberdeen may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of Aberdeen that the benefits outweigh any disadvantage that may arise from exposure to simultaneous transactions. Aberdeen has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.
Ownership of the Portfolio
None of the portfolio managers own shares of the subadvised Portfolio.
Thrivent Partner Growth Stock Portfolio
Investment decisions for Thrivent Partner Growth Stock Portfolio are made by T. Rowe Price Associates, Inc. (“T. Rowe Price”) which Thrivent Financial has engaged as investment subadviser for the Portfolio. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price has over 70 years of investment management experience and approximately $763.1 billion in total assets under management as of December 31, 2015.
T. Rowe Price Portfolio Manager
Thrivent Partner Growth Stock Portfolio is managed by an Investment Advisory Committee chaired by Joseph B. Fath.
Other Accounts Managed by T. Rowe Price Portfolio Managers
The following table provides information relating to other accounts managed by Joseph B. Fath as of December 31, 2015.
		Total # of Accounts Managed	Total Assets (in $ millions)
Joseph B. Fath	• registered investment companies:	10	$60,137,059,787
	• other pooled investment vehicles:	1	$ 5,101,688,611
	• other accounts:	7	$ 1,843,507,893
None of the accounts listed above has performance-based advisory fees.
Compensation
Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant or restricted stock grant. Compensation is variable and is determined based on the following factors.
Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and Price Hong Kong, Price Singapore, and T. Rowe Price International, as appropriate), evaluate performance in absolute, relative, and risk-adjusted terms.
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Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500) and the Lipper index (e.g., Large-Cap Growth) set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee (as described under the “Disclosure of Fund Portfolio Information” section) and is the same as the selection presented to the directors of the Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis though tax efficiency is considered and is especially important for the Tax-Efficient Equity Fund. Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform, working effectively with and mentoring others, and other contributions to our clients, the firm or our culture are important components of T. Rowe Price’s long-term success and are highly valued.
All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.
This compensation structure is used for all portfolios managed by the portfolio manager.
Conflicts of Interest
Portfolio managers at T. Rowe Price and its affiliates typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds and common trust funds. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures which they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. The portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.
T. Rowe Price may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the T. Rowe Price Funds. T. Rowe Price manages the Morningstar retirement plan and T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. In addition, Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.
Ownership in the Portfolios
Mr. Fath does not own shares of the subadvised Portfolios.
Thrivent Partner Worldwide Allocation Portfolio
Investment decisions for Thrivent Partner Worldwide Allocation Portfolio are made by Principal Global Investors, LLC (“Principal”), Aberdeen Asset Managers Limited (“Aberdeen”) and Goldman Sachs Asset Management, L.P. (“GSAM”). Principal Global Investors, LLC is located at 801 Grand Avenue, Des Moines, Iowa 50392. Principal is a direct wholly owned subsidiary of Principal Life Insurance Company. Principal and its predecessor firms have subadvised mutual fund assets since 1969. Principal, together with its affiliated asset management companies, had approximately $379.9 billion in assets under management as of
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December 31, 2015. Aberdeen is located at 10 Queen’s Terrace, Aberdeen, AB10 1YG, United Kingdom and is a subsidiary of Aberdeen Asset Management PLC (“Aberdeen PLC”), which was organized in 1983. Aberdeen PLC is the parent company of an asset management group managing approximately $428.2 billion in assets as of December 31, 2015 for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients. In rendering investment advisory services, Aberdeen may use the resources of investment adviser subsidiaries of Aberdeen PLC. GSAM is located at 200 West Street, New York, New York 10282-2198. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman Sachs. As of December 31, 2015, GSAM, including its investment advisory affiliates, had assets under supervision (AUS) of approximately $1,082,665.8 million. AUS includes assets under management and other client assets for which Goldman Sachs does not have full disclosure.
Principal Portfolio Managers
The Principal portion of Thrivent Partner Worldwide Allocation Portfolio is managed by John Pihlblad, Mark R. Nebelung, Paul Blankenhagen and Juliet Cohn.
Other Accounts Managed by Principal Portfolio Managers
The following table provides information about other accounts managed by the Principal Portfolio managers of Paul Blankenhagen, Juliet Cohn, John Pihlblad, and Mark Nebelung as of December 31, 2015:
Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (USD MM)
Paul Blankenhagen	Registered Investment Companies:	3	6,690.7
	Other Pooled Investment Vehicles:	7	3,303.9
	Other Accounts:	3	322.9
Juliet Cohn	Registered Investment Companies:	3	6,690.7
	Other Pooled Investment Vehicles:	7	3,303.9
	Other Accounts:	3	322.9
John Pihlblad	Registered Investment Companies:	1	228.8
	Other Pooled Investment Vehicles:	2	264.1
	Other Accounts:	3	342.7
Mark Nebelung	Registered Investment Companies:	3	244.4
	Other Pooled Investment Vehicles:	3	374.6
	Other Accounts:	4	396.7
None of the accounts listed above has a performance-based advisory fee.
Compensation
Principal Global Investors offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for equity investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels.
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Variable compensation takes the form of a profit share plan with funding based on percentage of pre-tax, pre-bonus operating earnings of Principal Global Equities. The plan is designed to provide line-of-sight to investment professionals, enabling them to share in current and future business growth while reinforcing delivery of investment performance, collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. The variable component is well aligned with client goals and objectives, with the largest determinant being investment performance relative to appropriate client benchmarks and peer groups. Relative performance metrics are measured over rolling one-year, three-year and five-year periods, calculated quarterly, reinforcing a longer term orientation. In addition to investment performance, other discretionary factors such as team and individual results also contribute to the quantum of incentive compensation. Discretionary compensation metrics are specifically aligned with the results of the Equities group. The structure is uniformly applied among all investment professionals, including portfolio managers, research analysts, traders and team leaders.
Payments under the variable incentive plan may be in the form of cash or a combination of cash and deferred compensation. The amount of variable compensation delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Half of the deferred compensation is awarded in Principal Financial Group (“PFG”) restricted stock units and the other half is required to be invested into equity funds managed by the team, via a co-investment program. Both payment vehicles are subject to a three year vesting schedule.
All senior team members have substantial investments in funds managed by the group, including deferred compensation, retirement plans and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).
Conflicts of Interest
Principal provides investment advisory services to numerous clients other than the Portfolio. The investment objectives and policies of these accounts may differ from those of the Portfolio. Based on these differing circumstances, potential conflicts of interest may arise because Principal may be required to pursue different investment strategies on behalf of the Portfolio and other client accounts. For example, Principal may be required to consider an individual client’s existing positions, personal tax situation, suitability, personal biases and investment time horizon, which considerations would not affect his investment decisions on behalf of the Portfolio. This means that research on securities to determine the merits of including them in the Portfolio’s portfolio are similar, but not identical, to those employed in building private client portfolios. As a result, there may be instances in which Principal purchases or sells an investment for one or more private accounts and not for the Portfolio, or vice versa. To the extent the Portfolio and other clients seek to acquire the same security at about the same time, the Portfolio may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Portfolio may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the Portfolio Managers desire to sell the same portfolio security at the same time on behalf of other clients. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Portfolio.
Ownership of the Portfolio
Neither Mr. Nebelung, Mr. Pihlblad, Mr. Blankenhagen nor Ms. Cohn own shares of the subadvised Portfolio.
Aberdeen Portfolio Manager
The Aberdeen portion of Thrivent Partner Worldwide Allocation Portfolio is managed by Aberdeen team members.
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Other Accounts Managed by Aberdeen Portfolio Managers
The following table provides information about the other accounts managed by Aberdeen team members as of December 31, 2015.
Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets in the Accounts (in millions)	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in millions)
Devan Kaloo	Registered Investment Companies:	11	$ 8,509.40	0	$ 0
	Other Pooled Investment Vehicles:	25	$16,836.80	0	$ 0
	Other Accounts:	61	$16,031.72	5	$1,214.70
Joanne Irvine	Registered Investment Companies:	11	$ 8,509.40	0	$ 0
	Other Pooled Investment Vehicles:	25	$16,836.80	0	$ 0
	Other Accounts:	61	$16,031.72	5	$1,214.70
Mark Gordon-James	Registered Investment Companies:	11	$ 8,509.40	0	$ 0
	Other Pooled Investment Vehicles:	25	$16,836.80	0	$ 0
	Other Accounts:	61	$16,031.72	5	$1,214.70
Fiona Manning	Registered Investment Companies:	11	$ 8,509.40	0	$ 0
	Other Pooled Investment Vehicles:	25	$16,836.80	0	$ 0
	Other Accounts:	61	$16,031.72	5	$1,214.70
Hugh Young	Registered Investment Companies:	21	$10,187.63	0	$ 0
	Other Pooled Investment Vehicles:	83	$43,162.91	2	$ 392.16
	Other Accounts:	137	$35,308.43	16	$4,734.26
Compensation
Aberdeen’s remuneration policies are designed to support our business strategy, as a leading international asset manager. The objective is to attract, retain and reward talented individuals for the delivery of sustained, superior returns for our clients and shareholders. Aberdeen operates in a highly competitive international employment market, and aims to maintain its strong track record of success in developing and retaining talent.
The policy is to recognise corporate and individual achievements each year through an appropriate annual bonus scheme. The aggregate value of awards in any year is dependent on the Group’s overall performance and profitability. Consideration is also given to the levels of bonuses paid in the market. Individual awards which are payable to all members of staff are determined by a rigorous assessment of achievement against defined objectives.
A long-term incentive plan for key staff and senior employees comprises of a mixture of cash and deferred shares in Aberdeen PLC or select Aberdeen funds (where applicable). Overall compensation packages are designed to be competitive relative to the investment management industry.
Base Salary
Any increase is to reflect inflation and is applied in a manner consistent with other Group employees; any other increases must be justified by reference to promotion or changes in responsibilities. The Policy is to pay a fair salary commensurate with the individual’s role, responsibilities and experience, and having regard to the market rates being offered for similar roles in the asset management sector and other comparable companies.
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Annual Bonus
The Policy is to recognise corporate and individual achievements each year through an appropriate annual bonus scheme. The Remuneration Committee determines the Key Performance Indicators that will be applied in considering the overall size of the bonus pool. In line with practice amongst other asset management companies, individual bonuses are not subject to an absolute cap. However, the aggregate size of the bonus pool is dependent on the group’s overall performance and profitability. Consideration is also given to the levels of bonuses paid in the market. Individual awards are determined by a rigorous assessment of achievement against defined objectives, and are reviewed and approved by the Remuneration Committee.
The deferral policy is intended to assist in the retention of talent and to create additional alignment of executives’ interests with Aberdeen’s sustained performance and, in respect of the deferral into funds, managed by Aberdeen, to align the interest of asset managers with our clients.
Staff performance is reviewed formally at least once a year. The review process looks at all of the ways in which an individual has contributed to the Aberdeen Group, and specifically, in the case of portfolio managers, to the relevant investment team. Discretionary bonuses are based on client service, asset growth and the performance of the respective portfolio manager. Overall participation in team meetings, generation of original research ideas and contribution to presenting the team externally are also evaluated.
In the calculation of a portfolio management team’s bonus, the Aberdeen Group takes into consideration investment matters (which include the performance of funds, adherence to the company investment process, and quality of company meetings) as well as more subjective issues such as team participation and effectiveness at client presentations. To the extent performance is factored in, such performance is not judged against any specific benchmark and is evaluated over the period of a year — January to December. The pre- or after-tax performance of an individual account is not considered in the determination of a portfolio manager’s discretionary bonus; rather the review process evaluates the overall performance of the team for all of the accounts they manage.
Portfolio manager performance on investment matters is judged over all of the accounts the portfolio manager contributes to and is documented in the appraisal process. A combination of the team’s and individual’s performance is considered and evaluated.
Although performance is not a substantial portion of a portfolio manager’s compensation, the Aberdeen Group also recognizes that fund performance can often be driven by factors outside one’s control, such as (irrational) markets, and as such pays attention to the effort by portfolio managers to ensure integrity of our core process by sticking to disciplines and processes set, regardless of momentum and ‘hot’ themes. Short-terming is thus discouraged and trading-oriented managers will thus find it difficult to thrive in the Aberdeen Group’s environment. Additionally, if any of the aforementioned undue risks were to be taken by a portfolio manager, such trend would be identified via Aberdeen’s dynamic compliance monitoring system.
Conflicts of Interest
An Aberdeen portfolio manager’s management of other accounts may give rise to potential conflicts of interest in connection with their management of the Portfolio’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Portfolio. A potential conflict of interest may therefore arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Aberdeen believes, however, that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; and (ii) portfolio manager personal trading is monitored to avoid potential conflicts. In addition, Aberdeen has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.
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In some cases, another account managed by the same portfolio manager may compensate Aberdeen based on the performance of the portfolio held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.
Another potential conflict could include instances in which securities considered as investments for the Portfolio also may be appropriate for other investment accounts managed by Aberdeen or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of the other accounts simultaneously, Aberdeen may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of Aberdeen that the benefits outweigh any disadvantage that may arise from exposure to simultaneous transactions. Aberdeen has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.
Ownership of the Portfolio
None of the portfolio managers own shares of the subadvised Portfolio.
GSAM Portfolio Managers
The emerging markets debt portion of Thrivent Partner Worldwide Allocation Portfolio is managed by Samuel Finkelstein and Ricardo Penfold. The international small- and mid-cap equities portion of Thrivent Worldwide Allocation Portfolio is managed by Ron Hua, Len Ioffe, Osman Ali, Takashi Suwabe, and Denis Suvorov.
Other Accounts Managed by GSAM Portfolio Managers
The following table provides information about the other accounts managed by the GSAM portfolio managers as of October 31, 2015.
	# of Other Accounts Managed and Total Assets by Account Type
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name of Portfolio Manager	Number of Accounts	Assets Managed ($M)	Number Accounts	Assets Managed ($M)	Number Accounts	Assets Managed ($M)
Samuel Finkelstein	60	204,151.58	336	193,864	3,539	309,424
Ricardo Penfold	34	28,827.00	214	47,896	1,262	192,670
Len Ioffe	17	4,945.92	20	3,174.24	19	3,728.20
Osman Ali	17	4,945.92	20	3,174.24	19	3,728.20
Takashi Suwabe	5	1,784.52	12	1,770.99	15	3,174.43

	# Accounts & Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name of Portfolio Manager	Number of Accounts	Assets Managed ($M)	Number Accounts	Assets Managed ($M)	Number Accounts	Assets Managed ($M)
Samuel Finkelstein	—	—	28	5,400	57	16,838
Ricardo Penfold	—	—	28	5,400	35	10,897
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	# Accounts & Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name of Portfolio Manager	Number of Accounts	Assets Managed ($M)	Number Accounts	Assets Managed ($M)	Number Accounts	Assets Managed ($M)
Len Ioffe	—	—	—	—	4	1,209.69
Osman Ali	—	—	—	—	4	1,209.69
Takashi Suwabe	—	—	—	—	4	1,209.69
Please note that all of GSAM’s Quantitative Investment Strategies (“QIS”) and fixed-income portfolios are managed on a team basis. While lead portfolio managers may be associated with accounts in their specific strategy, the entire team is familiar with our general strategies and objectives and multiple individuals are involved in the management of a portfolio. GSAM believes this approach ensures a high degree of continuity of portfolio management style and knowledge.
For each portfolio manager listed above the total number of accounts managed is a reflection of accounts within the strategy they oversee or manage, as well as accounts which participate in the sector they manage. There are multiple portfolio managers involved with each account.
Compensation
Compensation for GSAM portfolio managers is comprised of a base salary and year-end discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, measured on a pre-tax basis, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-, 3- and 5-year time horizons.
The benchmark for this Portfolio is the MSCI All Country World Index ex-USA.
The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.
In addition to base salary and discretionary variable compensation, GSAM has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.
Conflicts of Interest
GSAM is part of The Goldman Sachs Group, Inc. (together with its affiliates, directors, partners, trustees, managers, members, officers and employees, “Goldman Sachs”) a bank holding company. The involvement of GSAM, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to your Fund or limit your Fund’s investment activities. Goldman Sachs is a worldwide full
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service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments, and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers, and has other direct and indirect interests, in the global fixed income, currency, commodity, equity and other markets and the securities and issuers in which your Fund may directly and indirectly invest.
Thus, it is likely that your Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. As manager of your Fund, GSAM receives management fees from the Fund. In addition, GSAM’s affiliates may earn fees from relationships with your Fund. Although these fees are generally based on asset levels, the fees are not directly contingent on Fund performance, Goldman Sachs may still receive significant compensation from your Fund even if shareholders lose money. Goldman Sachs and its affiliates engage in trading and advise accounts and funds which have investment objectives similar to those of your Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as your Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of your Fund. The results of your Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that your Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, your Fund may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, your Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by GSAM take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact your Fund. Transactions by one or more Goldman Sachs-advised clients or GSAM may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of your Fund. Your Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by your Fund, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to, distributors, consultants and others who recommend your Fund or who engage in transactions with or for your Fund.
For a more detailed description of potential conflicts of interest, please refer to the language from GSAM’s ADV Part 2.
Ownership of the Portfolio
GSAM’s portfolio managers listed above do not own shares of the subadvised Portfolio
Thrivent Partner All Cap Portfolio
Investment decisions for the Thrivent Partner All Cap Portfolio are made by FIAM, LLC (“FIAM”), 900 Salem Street, Smithfield, RI 02917, which serves as the subadviser for the Portfolio. Thrivent Financial has engaged FIAM to manage the Portfolio on a daily basis, subject to the overall direction of Thrivent Financial and the Board of Directors. FIAM is a indirect wholly owned subsidiary of FMR LLC.
FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FIAM. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or
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through trusts and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders’ voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders’ voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.
FIAM Portfolio Managers
Thrivent Partner All Cap Portfolio is managed by Chandler Willett, Chad Colman, Katharine O’Donovan, Ed Field, Andrew Swanson, Jody Simes, Chip Perrone, Hamish Clark and Adam Benjamin.
Other Accounts Managed by FIAM Portfolio Managers
The following table provides information relating to other accounts managed by the FIAM portfolio managers as of December 31, 2015:
Other Accounts Managed Table
The FIAM portfolio managers do not own any shares of the subadvised Portfolio.
Name Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Advisory Fee Based in Performance	Total Assets with Advisory Fee Based on Performance (millions)
Chandler Willett	Registered Investment Companies:	2	$ 315	0	$0
	Other Pooled Investment Vehicles:	16	$3,270	0	$0
	Other Accounts:	8	$ 968	0	$0
Chad Colman	Registered Investment Companies:	2	$ 315	0	$0
	Other Pooled Investment Vehicles:	16	$3,270	0	$0
	Other Accounts:	3	$ 942	0	$0
Katharine O’Donovan	Registered Investment Companies:	2	$ 315	0	$0
	Other Pooled Investment Vehicles:	16	$3,270	0	$0
	Other Accounts:	3	$ 942	0	$0
Ed Field	Registered Investment Companies:	2	$ 315	0	$0
	Other Pooled Investment Vehicles:	16	$3,270	0	$0
	Other Accounts:	2	$ 942	0	$0
Andrew Swanson	Registered Investment Companies:	2	$ 315	0	$0
	Other Pooled Investment Vehicles:	16	$3,270	0	$0
	Other Accounts:	7	$ 966	0	$0
Jody Simes	Registered Investment Companies:	2	$ 315	0	$0
	Other Pooled Investment Vehicles:	16	$3,270	0	$0
	Other Accounts:	3	$ 942	0	$0
Chip Perrone	Registered Investment Companies:	2	$ 315	0	$0
	Other Pooled Investment Vehicles:	15	$3,188	0	$0
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Name Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Advisory Fee Based in Performance	Total Assets with Advisory Fee Based on Performance (millions)
	Other Accounts:	3	$ 942	0	$0
Hamish Clark	Registered Investment Companies:	3	$ 315	0	$0
	Other Pooled Investment Vehicles:	16	$3,270	0	$0
	Other Accounts:	3	$ 942	0	$0
Adam Benjamin	Registered Investment Companies:	2	$ 315	0	$0
	Other Pooled Investment Vehicles:	16	$3,215	0	$0
	Other Accounts:	3	$ 942	0	$0
Compensation
Chandler Willett is the lead portfolio manager (the “Lead Portfolio Manager”) of the Thrivent Partner All Cap Portfolio and receives compensation for his services. Portfolio manager compensation generally consists of a fixed-base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FIAM or at the election of the portfolio manager.
The Lead Portfolio Manager’s base salary is determined by level of responsibility and tenure at FIAM or its affiliates. The components of Mr. Willett’s bonus are based on the investment performance of FIAM funds and accounts which eventually encompasses rolling periods of up to five years for the comparison to a benchmark index or peer group. The portion of the Lead Portfolio Manager’s bonus that is linked to the investment performance of the Thrivent Partner All Cap Portfolio is based on the pre-tax investment performance of the fund measured against the Russell 3000 Index and the pre-tax investment performance of the fund within the eVestment Alliance All Cap peer group. The Lead Portfolio Manager is also compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FIAM’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.
Jody Simes, Chad Colman, Katharine O’Donovan, Ed Field, Hamish Clark, Chip Perrone, Adam Benjamin and Andrew Swanson are each co-portfolio managers of Thrivent Partners All Cap Portfolio and receive compensation for their services. Portfolio manager compensation generally consists of a fixed-base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FIAM or at the election of the portfolio manager.
The portfolio manager’s base salary is determined by level of responsibility and tenure at FIAM or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, and (ii) measurement of their % positive impact resulting from their rated securities across a defined set of portfolios, and (iii) the investment performance of other FIAM funds and accounts. A smaller, subjective component of the co-portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FIAM. The portion of each co-portfolio manager’s bonus that is linked to the investment performance of FIAM Small/Mid Cap Core strategy is based on the pre-tax investment performance of the strategy measured against the Russell 2500 Index and the pre-tax investment performance of the strategy within the eVestment Alliance Small/Mid Cap Core Equity peer group and the investment performance of FIAM Large Cap Core strategy is based on the pre-tax investment performance of the strategy measured against the S&P 500 Index and
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the pre-tax investment performance of the strategy within the eVestmant Alliance Large Cap Core Equity peer group. An additional portion of each co-portfolio manager’s bonus is based on the pre-tax investment performance of the portion of the strategy’s assets each co-manager manages measured against a sector benchmark. Each co-portfolio manager’s bonus also is compensated under equity based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.
Conflicts of Interest
A portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FIAM or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. For example, a portfolio manager may manage other funds or accounts that engage in short sales, and could sell short a security for such other fund or account that the fund also trades or holds. Although FIAM monitors such transactions to attempt to ensure equitable treatment of both the fund and a fund or account that engages in short sales, there can be no assurance that the price of a security held by the fund would not be impacted as a result. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.
Ownership of the Portfolio
The FIAM portfolio managers do not own any shares of the subadvised Portfolio.
Affiliated Persons
The following officers of Thrivent Financial, the Fund’s investment adviser, are, as officers of the Fund, affiliated with the Fund:
Affiliated Person	Position with Fund	Position with Thrivent Financial
Russell W. Swansen	Chief Investment Officer	Senior Vice President and Chief Investment Officer
David S. Royal	President	Vice President, President Mutual Funds
Janice M. Guimond	Vice President	Vice President, Investment Operations
Gerard V. Vaillancourt	Treasurer and Principal Accounting Officer	Vice President, Mutual Fund Accounting
Mark D. Anema	Vice President	Vice President, New Product Development Management
Kathleen M. Koelling	Anti-Money Laundering Officer	Vice President, Managing Counsel
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Affiliated Person	Position with Fund	Position with Thrivent Financial
Ted S. Dryden	Chief Compliance Officer	Chief Compliance Officer, Director Compliance
Michael W. Kremenak	Secretary and Chief Legal Officer	Vice President, Chief Legal Officer of the Thrivent Funds
The Advisory and Subadvisory Agreements
The investment advisory agreement provides that the Fund will pay, or provide for the payment of, the compensation of the directors who are not affiliated with Thrivent Financial or Thrivent Life and all other expenses of the Fund (other than those assumed by Thrivent Financial), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Fund, fees and expenses of the independent auditors, of legal counsel and of any transfer agent, registrar and dividend disbursing agent of the Fund, expenses of preparing, printing and mailing prospectuses, shareholders’ reports, notices, proxy statements and reports to governmental officers and commissions, expenses connected with the execution, recording and settlement of portfolio security transactions, insurance premiums, fees and expenses of the Fund’s custodian for all services to the Fund, expenses of calculating the net asset value of the shares of the Portfolios of the Fund, expenses of shareholders’ meetings and expenses relating to the issuance, registration and qualification of shares of the Fund.
The advisory agreement and subadvisory agreements will continue in effect from year to year only so long as such continuances are specifically approved at least annually by the Board of Directors. The vote for approval must include the approval of a majority of the Directors who are not interested persons (as defined in the 1940 Act). The advisory and subadvisory agreements terminate automatically upon assignment. The advisory agreement is also terminable at any time without penalty by the Board of Directors or by vote of the holders of a majority of the outstanding voting securities of the Fund. With respect to a particular Portfolio, the advisory or subadvisory agreement, if any, is terminable at any time without penalty by the Board of Directors or by the vote of a majority of the outstanding shares of such Portfolio. The adviser may terminate the agreement on 60 days written notice to the Fund.
Advisory Fees
Thrivent Financial receives an investment advisory fee as compensation for its services to the Fund. The fee is a daily charge equal to a percentage of the aggregate average daily net assets of the Portfolios as shown in the following table.
Thrivent Aggressive Allocation Portfolio
Portfolio assets invested in all asset types (including Thrivent mutual funds)
First $500 million:	0.750%
Next $1.5 billion:	0.725%
Next $3 billion:	0.700%
Next $5 billion:	0.675%
Over $10 billion:	0.650%

Thrivent Moderately Aggressive Allocation Portfolio
Portfolio assets invested in all asset types (including Thrivent mutual funds)
First $500 million:	0.700%
Next $1.5 billion:	0.675%
Next $3 billion:	0.650%
Next $5 billion:	0.625%
Over $10 billion:	0.600%

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Thrivent Moderate Allocation Portfolio
Portfolio assets invested in all asset types (including Thrivent mutual funds)
First $500 million:	0.650%
Next $1.5 billion:	0.625%
Next $3 billion:	0.600%
Next $5 billion:	0.575%
Over $10 billion:	0.550%

Thrivent Moderately Conservative Allocation Portfolio
Portfolio assets invested in all asset types (including Thrivent mutual funds)
First $500 million:	0.600%
Next $1.5 billion:	0.575%
Next $3 billion:	0.550%
Next $5 billion:	0.525%
Over $10 billion:	0.500%

Thrivent Growth and Income Plus Portfolio
First $250 million:	0.650%
Over $250 million:	0.600%

Thrivent Balanced Income Plus Portfolio
First $500 million:	0.550%
Next $500 million:	0.500%
Next $1.5 billion:	0.475%
Next $2.5 billion:	0.450%
Over $5 billion:	0.425%

Thrivent Diversified Income Plus Portfolio
All assets:	0.400%

Thrivent Opportunity Income Plus Portfolio
All assets:	0.500%

Thrivent Partner Healthcare Portfolio
First $50 million:	0.950%
Next $50 million:	0.900%
Next $150 million:	0.850%
Over $250 million:	0.800%

Thrivent Partner Emerging Markets Equity Portfolio
First $50 million:	1.200%
Over $50 million:	1.070%

Thrivent Real Estate Securities Portfolio
First $500 million:	0.800%
Over $500 million:	0.750%

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Thrivent Small Cap Stock Portfolio
First $200 million:	0.700%
Next $800 million:	0.650%
Next $1.5 billion:	0.600%
Next $2.5 billion:	0.550%
Over $5 billion:	0.525%

Thrivent Small Cap Index Portfolio
First $1.5 billion:	0.200%
Next $500 million:	0.150%
Over $2 billion:	0.100%

Thrivent Mid Cap Stock Portfolio
First $200 million:	0.700%
Next $800 million:	0.650%
Next $1.5 billion:	0.600%
Next $2.5 billion:	0.550%
Over $5 billion:	0.525%

Thrivent Mid Cap Index Portfolio
First $1.5 billion:	0.200%
Next $500 million:	0.150%
Over $2 billion:	0.100%

Thrivent Partner Worldwide Allocation Portfolio
First $250 million:	0.900%
Next $750 million:	0.850%
Next $500 million:	0.800%
Over $1.5 billion:	0.750%

Thrivent Partner All Cap Portfolio
First $500 million:	0.950%
Over $500 million:	0.900%

Thrivent Large Cap Growth Portfolio
All assets:	0.400%

Thrivent Partner Growth Stock Portfolio
First $500 million:	0.800%
Over $500 million:	0.700%

Thrivent Large Cap Value Portfolio
All assets:	0.600%

Thrivent Large Cap Stock Portfolio
First $500 million:	0.650%
Next $250 million:	0.575%
Next $250 million:	0.550%
Next $1.5 billion:	0.475%
Next $2.5 billion:	0.450%
Over $5 billion:	0.425%

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Thrivent Large Cap Index Portfolio
First $1.5 billion:	0.200%
Next $500 million:	0.150%
Over $2 billion:	0.100%

Thrivent High Yield Portfolio
All assets:	0.400%

Thrivent Income Portfolio
All assets:	0.400%

Thrivent Bond Index Portfolio
First $250 million:	0.350%
Next $250 million:	0.300%
Next $500 million:	0.250%
Next $500 million:	0.200%
Next $500 million:	0.150%
Over $2 billion:	0.100%

Thrivent Limited Maturity Bond Portfolio
All assets:	0.400%

Thrivent Money Market Portfolio
All assets:	0.350%
As of April 30, 2016, contractual expense reimbursements to limit expenses to the following percentages were in effect:
Portfolio	Percentage	Expiration Date
Thrivent Growth and Income Plus Portfolio	0.80%	4/30/2017
Thrivent Partner Healthcare Portfolio	0.95%	4/30/2017
Thrivent Partner Emerging Markets Equity Portfolio	1.30%	4/30/2017
Thrivent Partner All Cap Portfolio	0.85%	4/30/2017
Thrivent Partner Growth Stock Portfolio	0.80%	4/30/2017
For each Asset Allocation Portfolio, Thrivent Financial has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which Thrivent Financial serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and Thrivent Financial.
During the last three fiscal years, Thrivent Financial was paid the following total dollar amounts under the investment advisory contracts then in effect.
Portfolio	12/31/2015	12/31/2014	12/31/2013
Thrivent Aggressive Allocation Portfolio	$ 5,647,368	$ 3,852,619	$ 2,889,864
Thrivent Moderately Aggressive Allocation Portfolio	$25,520,179	$19,122,347	$13,216,967
Thrivent Moderate Allocation Portfolio	$42,548,711	$33,323,215	$22,211,634
Thrivent Moderately Conservative Allocation Portfolio	$18,602,338	$14,163,249	$11,760,273
Thrivent Growth and Income Plus Portfolio	$ 524,602	$ 488,603	$ 597,412
Thrivent Balanced Income Plus Portfolio	$ 1,734,682	$ 1,597,354	$ 1,098,178
Thrivent Diversified Income Plus Portfolio	$ 1,865,095	$ 1,615,113	$ 1,223,413
Thrivent Opportunity Income Plus Portfolio	$ 436,447	$ 291,363	$ 196,263
Thrivent Partner Healthcare Portfolio	$ 579,387	$ 699,345	$ 369,575
69

Portfolio	12/31/2015	12/31/2014	12/31/2013
Thrivent Partner Emerging Markets Equity Portfolio	$ 235,051	$ 683,371	$ 708,086
Thrivent Real Estate Securities Portfolio	$ 1,203,799	$ 1,057,715	$ 1,042,479
Thrivent Small Cap Stock Portfolio	$ 2,413,850	$ 2,218,622	$ 2,110,662
Thrivent Small Cap Index Portfolio	$ 557,928	$ 895,922	$ 793,988
Thrivent Mid Cap Stock Portfolio	$ 6,040,819	$ 4,741,008	$ 3,923,120
Thrivent Mid Cap Index Portfolio	$ 333,830	$ 463,702	$ 365,870
Thrivent Partner Worldwide Allocation Portfolio	$ 6,348,239	$14,127,986	$13,196,068
Thrivent Partner All Cap Portfolio	$ 274,759	$ 623,330	$ 542,409
Thrivent Large Cap Growth Portfolio	$ 4,231,757	$ 4,148,028	$ 3,768,246
Thrivent Partner Growth Stock Portfolio	$ 372,736	$ 630,876	$ 524,489
Thrivent Large Cap Value Portfolio	$ 7,150,306	$ 6,931,242	$ 5,993,361
Thrivent Large Cap Stock Portfolio	$ 5,366,123	$ 5,132,054	$ 4,470,188
Thrivent Large Cap Index Portfolio	$ 978,966	$ 1,363,463	$ 1,164,884
Thrivent High Yield Portfolio	$ 3,353,604	$ 3,682,199	$ 3,672,675
Thrivent Income Portfolio	$ 5,527,569	$ 5,740,302	$ 5,966,185
Thrivent Bond Index Portfolio	$ 540,846	$ 522,901	$ 599,390
Thrivent Limited Maturity Bond Portfolio	$ 3,918,601	$ 4,259,238	$ 4,545,804
Thrivent Money Market Portfolio	$ 537,094	$ 520,888	$ 567,601
The next table shows the total expenses reimbursed with respect to the Portfolios for the last three fiscal years.
Portfolio	12/31/2015	12/31/2014	12/31/2013
Thrivent Aggressive Allocation Portfolio	$ 682,921	$ —	$ 44,978
Thrivent Moderately Aggressive Allocation Portfolio	$3,615,142	$ —	$ 643,729
Thrivent Moderate Allocation Portfolio	$4,869,841	$ —	$1,324,817
Thrivent Moderately Conservative Allocation Portfolio	$1,846,268	$ —	$1,046,854
Thrivent Growth and Income Plus Portfolio	$ 150,452	$105,563	$ 48,705
Thrivent Balanced Income Plus Portfolio	$ —	$ —	$ —
Thrivent Diversified Income Plus Portfolio	$ —	$ —	$ —
Thrivent Opportunity Income Plus Portfolio	$ 19,357	$ 19,357	$ 35,989
Thrivnet Partner Healthcare Portfolio	$ 110,453	$ —	$ 22,329
Thrivnet Partner Emerging Markets Equity Portfolio	$ 144,390	$ 70,897	$ 86,681
Thrivent Real Estate Securities Portfolio	$ —	$ —	$ —
Thrivent Small Cap Stock Portfolio	$ —	$ —	$ —
Thrivent Small Cap Index Portfolio	$ —	$ —	$ —
Thrivent Mid Cap Stock Portfolio	$ 88,000	$ —	$ —
Thrivent Mid Cap Index Portfolio	$ —	$ —	$ —
Thrivent Partner Worldwide Allocation Portfolio	$ —	$ —	$ 94,438
Thrivent Partner All Cap Portfolio	$ 191,213	$149,430	$ 138,478
Thrivent Large Cap Growth Portfolio	$ 15,800	$ —	$ —
Thrivent Partner Growth Stock Portfolio	$ 123,244	$ 78,859	$ 65,561
Thrivent Large Cap Value Portfolio	$ —	$ —	$ —
Thrivent Large Cap Stock Portfolio	$ 27,500	$ —	$ —
Thrivent Large Cap Index Portfolio	$ —	$ —	$ 282
Thrivent High Yield Portfolio	$ —	$ —	$ —
Thrivent Income Portfolio	$ —	$ —	$ —
70

Portfolio	12/31/2015	12/31/2014	12/31/2013
Thrivent Bond Index Portfolio	$ —	$ —	$ —
Thrivent Limited Maturity Bond Portfolio	$ —	$ —	$ 40,919
Thrivent Money Market Portfolio	$ 447,375	$454,782	$ 422,174
Investment Subadvisory Fees
Thrivent Financial pays Sectoral an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Healthcare Portfolio. The fee payable is equal to 0.35% of the first $500 million of average daily net assets managed by Sectoral, 0.30% of the next $500 million of average daily net assets and 0.25% of the average daily net assets over $1.0 billion. Sectoral was paid the following amounts for the last three years: $253,346 for the year ended December 31, 2013, $475,383 for the year ended December 31, 2014, and $852,414 for the year ended December 31, 2015.
Thrivent Financial pays Aberdeen an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Worldwide Allocation Portfolio and Thrivent Partner Emerging Markets Equity Portfolio. The fee payable is equal to 0.35% of the first $500 million of average daily net assets managed by Aberdeen, 0.30% of the next $500 million of average daily net assets and 0.25% of the average daily net assets over $1.0 billion. Aberdeen was paid the following amounts for the last three years: $1,084,616 for the year ended December 31, 2013, $1,067,593 for the year ended December 31, 2014, and $1,726,385 for the year ended December 31, 2015.
Thrivent Financial pays T. Rowe Price an annual subadvisory fee for the performance of subadvisory services provided for the Thrivent Partner Growth Stock Portfolio. The fee payable is equal to a percentage of the Thrivent Partner Growth Stock Portfolio’s average daily net assets. The subadvisory fee is equal to 0.40% of average daily net assets up to $500 million and 0.35% of the average daily net assets over $500 million. T. Rowe Price was paid $262,159 for its subadvisory services in the year ended December 31, 2013, $315,539 for its subadvisory services in the year ended December 31, 2014, and $374,492 for its subadvisory services in the year ended December 31, 2015.
Thrivent Financial pays GSAM an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Worldwide Allocation Portfolio. The fee payable for managing the emerging markets debt portion is equal to .50% of the first $200 million of Thrivent Partner Worldwide Allocation Portfolio’s average daily net assets managed by GSAM; .45% of the next $200 million of the Portfolio’s average daily net assets managed by GSAM; and .40% of all of the Portfolio’s average daily net assets managed by GSAM in excess of $400 million. The fee payable for managing the international small- and mid-cap equities portion is equal to 0.58% of the first $250 million of Thrivent Partner Worldwide Allocation Portfolio’s average daily net assets managed by GSAM; and 0.54% of all of the Portfolio’s average daily net assets managed by GSAM in excess of $250 million. For purposes of calculating these breakpoints, the average daily net assets of each portion of Thrivent Partner Worldwide Allocation Portfolio managed by GSAM are aggregated with the average daily net assets of the corresponding portion of Thrivent Partner Worldwide Allocation Fund managed by GSAM. The Thrivent Partner Worldwide Allocation Fund is a series of Thrivent Mutual Funds. GSAM was paid $1,064,822 for its subadvisory services in the year ended December 31, 2013, $2,234,005 for its subadvisory services in the year ended December 31, 2014, and $2,333,854 for its subadvisory services in the year ended December 31, 2015.
Thrivent Financial pays Principal an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Worldwide Allocation Portfolio. The fee payable is equal to a percentage of the average daily net assets subadvised by Principal. The fee payable is equal to 0.35% of the first $500 million of average daily net assets, 0.30% of the next $500 million of average daily net assets and 0.25% of average daily net assets over $1 billion. For purposes of calculating these breakpoints, the average daily net assets managed by Principal are aggregated with the average daily net assets of the portions of Thrivent Partner Worldwide Allocation Fund managed by Principal. This Fund is a series of Thrivent Mutual Funds. Principal was paid and $1,632,644 for its subadvisory services in the year ended December 31, 2013, $1,752,157 for its subadvisory services in the year ended December 31, 2014, and $1,723,945 for its subadvisory services in the year ended December 31, 2015.
71

Thrivent Financial pays FIAM an annual subadvisory fee for the performance of subadvisory services provided for the Thrivent Partner All Cap Portfolio. The fee payable is equal to a percentage of the Thrivent Partner All Cap Portfolio’s average daily net assets. The subadvisory fee is equal to 0.60% of average daily net assets up to $100 million, 0.55% of average daily net assets over $100 million but not over $500 million, 0.50% of average daily net assets over $500 million but not over $750 million, and 0.45% of average daily net assets over $750 million. FIAM was paid $342,144 for its subadvisory services in the year ended December 31, 2013, $393,522 for its subadvisory services in the year ended December 31, 2014, and $473,104 for its subadvisory services in the year ended December 31, 2015.
Code of Ethics
The Fund, Thrivent Financial and the subadvisers have each adopted a code of ethics pursuant to the requirements of the 1940 Act and the Investment Advisers Act of 1940. Under the Codes of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person’s position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Portfolios are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.
Proxy Voting Policies
The Fund has adopted the proxy voting policies of Thrivent Financial (with respect to the securities over which they have investment discretion) and of each subadviser. Those policies (or a description thereof) are included in Appendix A. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge at the Thrivent Financial website (Thrivent.com) or the SEC website (www.sec.gov).
OTHER SERVICES
Custodian
State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, is the custodian of the securities held by the Portfolios held in the United States, serves as the Portfolio’s foreign custody manager and is authorized to use various securities depository facilities, such as the Depository Trust Company and the facilities of the book-entry system of the Federal Reserve Bank.
Independent Registered Public Accounting Firm
________________________________________________________________, an independent registered public accounting firm, provides professional services to the Fund, including audits of the Fund’s annual financial statements, assistance and consultation in connection with tax matters, Securities and Exchange Commission filings, and preparation, review and signing of the annual income tax returns filed on behalf of the Fund.
Administrative Services Agreement
Thrivent Financial provides both administrative and accounting services to the Portfolios under one contract, an Administrative Services Agreement (the “Combined Agreement”). Under the Combined Agreement, each Portfolio pays Thrivent Financial an annual fee equal to the sum of $80,000 plus 0.018 percent of the Portfolio’s average daily net assets for both administrative and accounting services. Payments made under the Combined Agreement for the last three fiscal years are disclosed in the table below.
Fund	12/31/2015	12/31/2014	12/31/2013
Thrivent Aggressive Allocation Portfolio	$ 252,537	$ 237,595	$ 207,666
Thrivent Moderately Aggressive Allocation Portfolio	968,865	921,586	741,935
72

Fund	12/31/2015	12/31/2014	12/31/2013
Thrivent Moderate Allocation Portfolio	1,663,563	1,563,056	1,232,210
Thrivent Moderately Conservative Allocation Portfolio	790,192	723,289	668,295
Thrivent Growth and Income Plus Portfolio	94,528	93,906	97,003
Thrivent Balanced Income Plus Portfolio	136,771	133,729	127,503
Thrivent Diversified Income Plus Portfolio	163,929	154,699	136,583
Thrivent Opportunity Income Plus Portfolio	95,712	90,780	87,262
Thrivnet Partner Healthcare Portfolio	108,136	93,862	87,199
Thrivnet Partner Emerging Markets Equity Portfolio	88,645	90,694	91,119
Thrivent Real Estate Securities Portfolio	107,085	104,460	104,107
Thrivent Small Cap Stock Portfolio	144,076	140,299	137,226
Thrivent Small Cap Index Portfolio	130,214	127,561	121,996
Thrivent Mid Cap Stock Portfolio	245,467	212,090	188,812
Thrivent Mid Cap Index Portfolio	110,045	104,510	99,339
Thrivent Partner Worldwide Allocation Portfolio	378,846	394,574	371,602
Thrivent Partner All Cap Portfolio	94,170	92,139	90,563
Thrivent Large Cap Growth Portfolio	270,429	271,846	254,281
Thrivent Partner Growth Stock Portfolio	96,812	94,589	92,129
Thrivent Large Cap Value Portfolio	294,509	293,713	264,795
Thrivent Large Cap Stock Portfolio	237,209	233,703	211,821
Thrivent Large Cap Index Portfolio	168,107	156,372	144,126
Thrivent High Yield Portfolio	230,912	250,302	249,861
Thrivent Income Portfolio	328,741	345,489	355,936
Thrivent Bond Index Portfolio	107,815	107,693	111,682
Thrivent Limited Maturity Bond Portfolio	256,337	276,990	290,244
Thrivent Money Market Portfolio	104,169	104,091	106,251
BROKERAGE ALLOCATION AND OTHER TRANSACTIONS
Brokerage Transactions
In connection with the management of the investment and reinvestment of the assets of the Portfolios, the Advisory Contract authorizes Thrivent Financial, acting by its own officers, directors or employees or by a subadviser to select the brokers or dealers that will execute purchase and sale transactions for the Portfolios. In executing portfolio transactions and selecting brokers or dealers, if any, Thrivent Financial and the subadvisers will use reasonable efforts to seek on behalf of the Portfolios the best overall terms available.
In assessing the best overall terms available for any transaction, Thrivent Financial and the subadvisers will consider all factors it deems relevant, including the breadth of the market in and the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). In evaluating the best overall terms available, and in selecting the broker or dealer, if any, to execute a particular transaction, Thrivent Financial and the subadvisers may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to any other accounts over which Thrivent Financial and the subadvisers or an affiliate of Thrivent Financial or the subadvisers exercises investment discretion.
Thrivent Financial and the subadvisers may pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, Thrivent Financial or a subadviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided.
73

To the extent that the receipt of the above-described services may supplant services for which Thrivent Financial or a subadviser might otherwise have paid, it would, of course, tend to reduce the expenses of Thrivent Financial or a subadviser.
In certain cases, Thrivent Financial or the subadviser may obtain products or services from a broker that have both research and non-research uses. Examples of non-research uses are administrative and marketing functions. These are referred to as “mixed use” products. In each case, Thrivent Financial or the subadviser makes a good faith effort to determine the proportion of such products or services that may be used for research and non-research purposes. The portion of the costs of such products or services attributable to research usage may be defrayed by Thrivent Financial or the subadviser, as the case may be, through brokerage commissions generated by transactions of its clients, including the Portfolios. Thrivent Financial or the subadviser pays the provider in cash for the non-research portion of its use of these products or services.
Thrivent Financial and certain subadvisers may obtain third-party research from broker-dealers or non-broker dealers by entering into a commission sharing arrangement (a “CSA”). Under a CSA, the executing broker-dealer agrees that part of the commissions it earns on certain equity trades will be allocated to one or more research providers as payment for research. CSAs allow a subadviser to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third-party research providers for research.
Certain subadvisers or their affiliates may allocate brokerage transactions to brokers who have entered into arrangements with a subadviser or its affiliates under which the broker, using a predetermined methodology, rebates a portion of the compensation paid by a Portfolio to offset that Portfolio’s expenses. This is commonly known as brokerage commission recapture.
The Fund’s Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Portfolio may purchase securities that are offered in underwritings in which an affiliate of a subadviser participates. These procedures prohibit a Portfolio from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that a Portfolio could purchase in the underwritings.
The investment decisions for a Portfolio are and will continue to be made independently from those of other investment companies and accounts managed by Thrivent Financial, the subadvisers or their affiliates. Such other investment companies and accounts may also invest in the same securities as a Portfolio. When purchases and sales of the same security are made at substantially the same time on behalf of such other investment companies and accounts, transactions may be averaged as to the price and available investments allocated as to the amount in a manner which Thrivent Financial and its affiliates believe to be equitable to each investment company or account, including the Portfolio. In some instances, this investment procedure may affect the price paid or received by a Portfolio or the size of the position obtainable or sold by a Portfolio.
Affiliated Transactions
FIAM and GSAM may place trades with certain brokers with which they are under common control, provided they determine that these affiliates’ products, services and costs are comparable to those of nonaffiliated, qualified brokerage firms. FIAM and GSAM may trade with their affiliated brokers in exchange for brokerage and research products and services of the type sometimes known as “soft dollars.” FIAM and GSAM also may trade with their affiliated brokers on an execution-only basis.
Brokerage Commissions
During the last three fiscal years, the Portfolios paid the following brokerage fees:
Fund	12/31/2015	12/31/2014	12/31/2013
Thrivent Aggressive Allocation Portfolio	$ 623,846	$ 437,500	$ 379,896
Thrivent Moderately Aggressive Allocation Portfolio	$2,585,423	$1,772,743	$1,445,752
Thrivent Moderate Allocation Portfolio	$3,868,087	$2,628,084	$1,891,635
Thrivent Moderately Conservative Allocation Portfolio	$1,178,551	$ 886,243	$ 680,483
74

Fund	12/31/2015	12/31/2014	12/31/2013
Thrivent Growth and Income Plus Portfolio	$ 155,545	$ 212,706	$ 203,685
Thrivent Balanced Income Plus Portfolio	$ 316,299	$ 161,332	$ 166,033
Thrivent Diversified Income Plus Portfolio	$ 411,959	$ 559,423	$ 318,868
Thrivent Opportunity Income Plus Portfolio	$ 11,849	$ 9,239	$ 566
Thrivent Partner Healthcare Portfolio	$ 339,029	$ 127,786	$ 70,610
Thrivent Partner Emerging Markets Equity Portfolio	$ 7,167	$ 20,261	$ 17,163
Thrivent Real Estate Securities Portfolio	$ 19,798	$ 23,737	$ 25,550
Thrivent Small Cap Stock Portfolio	$ 466,676	$ 302,330	$ 325,789
Thrivent Small Cap Index Portfolio	$ 55,369	$ 19,660	$ 16,211
Thrivent Mid Cap Stock Portfolio	$ 688,551	$ 338,256	$ 401,036
Thrivent Mid Cap Index Portfolio	$ 39,618	$ 5,869	$ 9,844
Thrivent Partner Worldwide Allocation Portfolio	$1,546,134	$2,192,659	$2,484,784
Thrivent Partner All Cap Portfolio	$ 43,460	$ 58,805	$ 95,825
Thrivent Large Cap Growth Portfolio	$ 696,338	$ 532,734	$ 667,109
Thrivent Partner Growth Stock Portfolio	$ 20,822	$ 18,794	$ 15,740
Thrivent Large Cap Value Portfolio	$ 505,466	$ 364,386	$ 558,886
Thrivent Large Cap Stock Portfolio	$ 923,327	$1,008,211	$ 668,500
Thrivent Large Cap Index Portfolio	$ 47,501	$ 9,446	$ 10,899
Thrivent High Yield Portfolio	$ 9	$ 1,586	$ 3,781
Thrivent Income Portfolio	$ 52,186	$ 57,047	$ 67,164
Thrivent Bond Index Portfolio	$ —	$ —	$ —
Thrivent Limited Maturity Bond Portfolio	$ 39,390	$ 42,281	$ 62,112
Thrivent Money Market Portfolio	$ —	$ —	$ —
The following table indicates the total amount of brokerage commissions paid by each Portfolio to firms that provided research services and the aggregate amount of transactions relating to such commissions for the most recent fiscal year ended December 31, 2015. The provision of research services was not necessarily a factor in the placement of brokerage business with these firms.
Fund Name	Commissions	Aggregrate Transactions
Thrivent Aggressive Allocation Portfolio	$ 454,076	$ 530,602,555
Thrivent Moderately Aggressive Allocation Portfolio	$ 832,476	$ 934,365,091
Thrivent Moderate Allocation Portfolio	$ 665,817	$ 727,646,841
Thrivent Moderately Conservative Allocation Portfolio	$ 202,369	$ 223,371,807
Thrivent Growth and Income Plus Portfolio (1)	$ 149,354	$ 196,489,766
Thrivent Balanced Income PlusPortfolio	$ 306,211	$ 356,157,813
Thrivent Diversified Income Plus Portfolio (1)	$ 635,821	$ 782,657,057
Thrivent Opportunity Income Plus Portfolio	$ 57,717	$ 41,525,419
Thrivent Partner Emerging Markets EquityPortfolio	$ 13,195	$ 6,489,183
Thrivent Small Cap Stock Portfolio	$ 374,127	$ 435,965,329
Thrivent Mid Cap Stock Portfolio	$ 687,454	$1,049,896,276
Thrivent Partner Worldwide Allocation Portfolio	$ 538,242	$ 445,965,703
Thrivent Large Cap Growth Portfolio	$ 417,262	$ 838,012,781
Thrivent Large Cap Value Portfolio	$ 312,697	$ 458,414,220
Thrivent Large Cap Stock Portfolio	$1,832,220	$1,876,387,895
Thrivent High Yield Portfolio	$ 6	$ 29,665
75

Fund Name	Commissions	Aggregrate Transactions
Thrivent Income Portfolio	$ 30,626	$ 30,626
Thrivent Municipal Bond Portfolio	$ —	$ —
Thrivent Government Bond Portfolio	$ 1,286	$ 14,338
Thrivent Limited Maturity Bond Portfolio	$ 28,493	$ 204,616
Thrivent Money Market Portfolio	$ —	$ —

(1)	For the fiscal year ended December 31, 2015.
Regular Brokers or Dealers
Each of the Portfolios listed below held securities of its “regular brokers or dealers,” as that term is defined by Rule 10b-1 under the 1940 Act, as of December 31, 2015 as follows:
Funds	Regular Broker or Dealer (or Parent)	Aggregate Holdings
Thrivent Aggressive Allocation Portfolio	J.P. Morgan	$ 3,207,935
	Citigroup, Inc.	$ 2,881,492
	Bank of America Corporation	$ 2,104,087
	Raymond James & Associates, Inc.	$ 916,390
	Morgan Stanley Dean Witter & Company	$ 724,950
Thrivent Moderately Aggressive Allocation Portfolio	Bank of America Corporation	$21,185,408
	Citigroup, Inc.	$20,109,811
	J.P. Morgan	$18,120,224
	Morgan Stanley Dean Witter & Company	$13,324,498
	Goldman, Sachs & Company	$ 3,890,140
	Raymond James & Associates, Inc.	$ 3,473,157
	Credit Suisse Group AG	$ 1,984,712
	Barclays	$ 1,056,286
	Deutsche Bank	$ 498,910
Thrivent Moderate Allocation Portfolio	Bank of America Corporation	$49,531,867
	Morgan Stanley Dean Witter & Company	$41,555,070
	Citigroup, Inc.	$40,502,661
	J.P. Morgan	$39,934,222
	Goldman, Sachs & Company	$13,105,216
	Credit Suisse Group AG	$ 6,313,646
	Raymond James & Associates, Inc.	$ 5,072,201
	Barclays	$ 3,726,740
	Deutsche Bank	$ 1,151,943
Thrivent Moderately Conservative Allocation Portfolio	Bank of America Corporation	$29,990,333
	Morgan Stanley Dean Witter & Company	$24,836,770
	J.P. Morgan	$20,707,906
	Citigroup, Inc.	$19,167,854
	Goldman, Sachs & Company	$ 9,286,006
	Credit Suisse Group AG	$ 3,922,300
	Barclays	$ 2,773,111
76

Funds	Regular Broker or Dealer (or Parent)	Aggregate Holdings
	Deutsche Bank	$ 630,422
Thrivent Growth and Income Plus Portfolio	Citigroup, Inc.	$ 662,522
	Bank of America Corporation	$ 625,991
	J.P. Morgan	$ 484,397
	Goldman, Sachs & Company	$ 424,796
	Raymond James & Associates, Inc.	$ 133,911
	HSBC Securities	$ 64,850
	Deutsche Bank	$ 56,437
	State Street Bank	$ 10,001
	Nomura Securities International, Inc.	$ 8,043
Thrivent Balanced Income Plus Portfolio	Bank of America Corporation	$ 2,536,124
	Citigroup, Inc.	$ 2,517,018
	Goldman, Sachs & Company	$ 2,243,926
	J.P. Morgan	$ 2,222,177
	Deutsche Bank	$ 1,166,089
	HSBC Securities	$ 657,770
	Morgan Stanley Dean Witter & Company	$ 607,002
	Raymond James & Associates, Inc.	$ 372,747
	Credit Suisse Group AG	$ 335,946
	State Street Bank	$ 65,007
	Nomura Securities International, Inc.	$ 56,302
Thrivent Diversified Income Plus Portfolio	Bank of America Corporation	$ 8,993,829
	J.P. Morgan	$ 5,822,609
	Goldman, Sachs & Company	$ 4,173,379
	Citigroup, Inc.	$ 3,745,969
	HSBC Securities	$ 2,810,268
	Morgan Stanley Dean Witter & Company	$ 1,687,890
	Deutsche Bank	$ 1,595,491
	Credit Suisse Group AG	$ 1,179,361
	Raymond James & Associates, Inc.	$ 343,762
	State Street Bank	$ 70,007
Thrivent Opportunity Income Plus Portfolio	J.P. Morgan	$ 1,410,418
	Bank of America Corporation	$ 1,184,922
	Citigroup, Inc.	$ 609,201
	ABN AMRO	$ 532,161
	Goldman, Sachs & Company	$ 301,360
	Morgan Stanley Dean Witter & Company	$ 245,227
	HSBC Securities	$ 204,531
	Credit Suisse Group AG	$ 133,329
	Nomura Securities International, Inc.	$ 21,113
Thrivent Small Cap Stock Portfolio	Stifel Nicolaus & Company, Inc.	$ 5,081,717
Thrivent Small Cap Index Portfolio	Investment Technology Group, Inc.	$ 244,577
77

Funds	Regular Broker or Dealer (or Parent)	Aggregate Holdings
Thrivent Mid Cap Stock Portfolio	Raymond James & Associates, Inc.	$19,305,285
Thrivent Partner Worldwide Allocation Portfolio	Credit Suisse Group AG	$ 9,153,741
	Macquarie Group	$ 4,064,424
	HSBC Securities	$ 581,469
	Deutsche Bank	$ 136,125
Thrivent Partner All Cap Portfolio	Citigroup, Inc.	$ 1,635,300
	Bank of America Corporation	$ 1,287,158
	Goldman, Sachs & Company	$ 829,058
Thrivent Large Cap Growth Portfolio	J.P. Morgan	$22,747,929
	Citigroup, Inc.	$16,684,562
Thrivent Partner Growth Stock Portfolio	Morgan Stanley Dean Witter & Company	$ 1,116,531
	State Street Bank	$ 637,056
Thrivent Large Cap Value Portfolio	Citigroup, Inc.	$43,306,988
Thrivent Large Cap Stock Portfolio	J.P. Morgan	$22,796,791
	Citigroup, Inc.	$12,780,180
Thrivent Large Cap Index Portfolio	J.P. Morgan	$ 6,779,828
	Citigroup, Inc.	$ 4,336,805
	Goldman, Sachs & Company	$ 2,000,553
	Morgan Stanley Dean Witter & Company	$ 1,351,289
	BNY Mellon	$ 1,261,414
	Jefferies & Company, Inc.	$ 161,049
Thrivent High Yield Portfolio	Goldman, Sachs & Company	$ 2,227,084
	Citigroup, Inc.	$ 1,736,542
	Morgan Stanley Dean Witter & Company	$ 555,444
Thrivent Income Portfolio	Bank of America Corporation	$30,526,971
	Morgan Stanley Dean Witter & Company	$24,818,685
	Goldman, Sachs & Company	$22,441,965
	J.P. Morgan	$14,859,841
	Citigroup, Inc.	$12,048,097
	HSBC Securities	$12,006,795
	ABN AMRO	$10,908,436
	Barclays	$ 9,730,417
Thrivent Bond Index Portfolio	Morgan Stanley Dean Witter & Company	$ 647,941
	J.P. Morgan	$ 496,460
	Bank of America Corporation	$ 249,285
Thrivent Limited Maturity Bond Portfolio	J.P. Morgan	$24,676,045
	Bank of America Corporation	$15,193,627
	Morgan Stanley Dean Witter & Company	$ 8,659,717
	Goldman, Sachs & Company	$ 7,410,991
	Credit Suisse Group AG	$ 5,842,888
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Funds	Regular Broker or Dealer (or Parent)	Aggregate Holdings
	Deutsche Bank	$ 5,182,943
	Citigroup, Inc.	$ 3,119,434
	ABN AMRO	$ 2,200,702
Thrivent Money Market Portfolio	US Bank N.A.	$ 1,300,000
	Royal Bank of Canada	$ 700,000
Portfolio Turnover Rates
The rate of portfolio turnover in the Portfolios will not be a limiting factor when Thrivent Financial or a subadviser deems changes in a Portfolio’s assets appropriate in view of its investment objectives. As a result, while a Portfolio will not purchase or sell securities solely to achieve short-term trading profits, a Portfolio may sell securities without regard to the length of time held if consistent with the Portfolio’s investment objective. A higher degree of equity trading activity will increase brokerage costs to a Portfolio. The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. Government securities are not considered when computing the turnover rate.
For the last three fiscal years, the portfolio turnover rates in the Portfolios were as follows:
Portfolio	12/31/2015	12/31/2014	12/31/2013
Thrivent Aggressive Allocation Portfolio	60%	58%	43%
Thrivent Moderately Aggressive Allocation Portfolio	91%	88%	60%
Thrivent Moderate Allocation Portfolio	153%	134%	99%
Thrivent Moderately Conservative Allocation Portfolio	198%	182%	198%
Thrivent Growth and Income Plus Portfolio	191%	176%	153%
Thrivent Balanced Income Plus Portfolio	147%	111%	216%
Thrivent Diversified Income Plus Portfolio	113%	136%	150%
Thrivent Opportunity Income Plus Portfolio	184%	140%	755%
Thrivent Partner Healthcare Portfolio	73%	63%	61%
Thrivent Partner Emerging Markets Equity Portfolio	4%	14%	5%
Thrivent Real Estate Securities Portfolio	12%	21%	22%
Thrivent Small Cap Stock Portfolio (1)	90%	56%	62%
Thrivent Small Cap Index Portfolio	20%	12%	12%
Thrivent Mid Cap Stock Portfolio (1)	77%	37%	39%
Thrivent Mid Cap Index Portfolio	19%	13%	12%
Thrivent Partner Worldwide Allocation Portfolio	76%	78%	80%
Thrivent Partner All Cap Portfolio	72%	105%	133%
Thrivent Large Cap Growth Portfolio	68%	43%	62%
Thrivent Partner Growth Stock Portfolio	35%	38%	34%
Thrivent Large Cap Value Portfolio	34%	20%	32%
Thrivent Large Cap Stock Portfolio	57%	64%	73%
Thrivent Large Cap Index Portfolio	3%	3%	4%
Thrivent High Yield Portfolio	38%	42%	53%
Thrivent Income Portfolio	92%	87%	115%
Thrivent Bond Index Portfolio	372%	407%	384%
Thrivent Limited Maturity Bond Portfolio	73%	102%	114%
Thrivent Money Market Portfolio	N/A	N/A	N/A
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(1)	The portfolio turnover rate for the fiscal year ended December 31, 2015 was higher than the previous fiscal year primarily because the Portfolio engaged in a merger in the 2015 fiscal year, which caused increased portfolio turnover.
CAPITAL STOCK
The total number of shares of capital stock which the Fund has authority to issue is 10,000,000,000 shares of the par value of .01 per share. All shares are divided into certain classes of capital stock, each class comprising a certain number of shares and having the designations indicated, subject, however, to the authority to increase and decrease the number of shares of any class granted to the Board.
Class	Number of Shares
Thrivent Aggressive Allocation Portfolio	350,000,000
Thrivent Moderately Aggressive Allocation Portfolio	700,000,000
Thrivent Moderate Allocation Portfolio	1,200,000,000
Thrivent Moderately Conservative Allocation Portfolio	800,000,000
Thrivent Growth and Income Plus Portfolio	200,000,000
Thrivent Balanced Income Plus Portfolio	200,000,000
Thrivent Diversified Income Plus Portfolio	250,000,000
Thrivent Opportunity Income Plus Portfolio	50,000,000
Thrivent Partner Healthcare Portfolio	50,000,000
Thrivent Partner Emerging Markets Equity Portfolio	100,000,000
Thrivent Real Estate Securities Portfolio	100,000,000
Thrivent Small Cap Stock Portfolio	200,000,000
Thrivent Small Cap Index Portfolio	200,000,000
Thrivent Mid Cap Stock Portfolio	200,000,000
Thrivent Mid Cap Index Portfolio	200,000,000
Thrivent Partner Worldwide Allocation Portfolio	700,000,000
Thrivent Partner All Cap Portfolio	100,000,000
Thrivent Large Cap Growth Portfolio	300,000,000
Thrivent Partner Growth Stock Portfolio	50,000,000
Thrivent Large Cap Value Portfolio	200,000,000
Thrivent Large Cap Stock Portfolio	400,000,000
Thrivent Large Cap Index Portfolio	200,000,000
Thrivent Low Volatility Equity Portfolio	50,000,000
Thrivent Multidimensional Income Portfolio	50,000,000
Thrivent High Yield Portfolio	350,000,000
Thrivent Income Portfolio	300,000,000
Thrivent Bond Index Portfolio	200,000,000
Thrivent Limited Maturity Bond Portfolio	450,000,000
Thrivent Money Market Portfolio	1,200,000,000
Subject to any then applicable statutory requirements, the balance of any unassigned shares of the authorized capital stock may be issued in such classes, or in any new class or classes having such designations, such powers, preferences and rights as may be fixed and determined by the Board of Directors. In addition, and subject to any applicable statutory requirements, the Board of Directors has the authority to increase or decrease the number of shares of any class, but the number of shares of any class will not be decreased below the number of shares thereof then outstanding.
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The holder of each share of stock of the Fund shall be entitled to one vote for each full share and a fractional vote for each fractional share of stock, irrespective of the class, then standing in such holder’s name on the books of the Fund. On any matter submitted to a vote of shareholders, all shares of the Fund will be voted in the aggregate and not by class except that (a) when otherwise expressly required by statutes or the 1940 Act shares will be voted by individual class, (b) only shares of a particular Portfolio are entitled to vote on matters concerning only that Portfolio, and (c) fundamental objectives and restrictions may be changed, with respect to any Portfolio, if such change is approved by the holders of a majority (as defined under the 1940 Act) of the outstanding shares of such Portfolio. No shareholder will have any cumulative voting rights.
The shares, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights and will be freely transferable. The consideration received by the Fund for the sale of shares shall become part of the assets of the Portfolio to which the shares relate. Each share will have a pro rata interest in the assets of the Portfolio to which the share relates and will have no interest in the assets of any other Portfolio.
The Board of Directors may from time to time declare and pay dividends or distributions, in stock or in cash, on any or all classes of stock, the amount of such dividends and distributions and the payment of them being wholly in the discretion of the Board. Dividends or distributions on shares of stock shall be paid only out of undistributed earnings or other lawfully available funds belonging to the Portfolios.
Inasmuch as one goal of the Fund is to qualify as a Regulated Investment Company under the Internal Revenue Code of 1986, as amended, and the regulations promulgated thereunder, and inasmuch as the computation of net income and gains for Federal income tax purposes may vary from the computation thereof on the books of the Fund, the Board of Directors has the power in its discretion to distribute in any fiscal year as dividends, including dividends designated in whole or in part as capital gains distributions, amounts sufficient in the opinion of the Board to enable the Fund and each portfolio to qualify as a Regulated Investment Company and to avoid liability for Federal income tax in respect of that year.
NET ASSET VALUE
(All Portfolios Except the Thrivent Money Market Portfolio).
The net asset value per share is generally determined at the close of regular trading on the New York Stock Exchange (the “NYSE”), or any other day as provided by Rule 22c-1 under the 1940 Act. Determination of net asset value may be suspended when the NYSE is closed or if certain emergencies have been determined to exist by the Securities and Exchange Commission, as allowed by the 1940 Act. If the NYSE has an unscheduled early close but certain other markets remain open until their regularly scheduled closing time, the NAV may be determined as of the regularly scheduled closing time of the NYSE. If the NYSE and/or certain other markets close early due to extraordinary circumstances (e.g., weather, terrorism, etc.), the NAV may be calculated as of the early close of the NYSE and/or other markets. The NAV generally will not be determined on days when, due to extraordinary circumstances, the NYSE and/or certain other markets do not open for trading.
Net asset value is determined by adding the market or appraised value of all securities and other assets; subtracting liabilities; and dividing the result by the number of shares outstanding.
The market value of each Portfolio’s securities is determined at the close of regular trading of the NYSE on each day the NYSE is open. The value of portfolio securities is determined in the following manner:
Equity securities that are traded on U.S. exchanges, including options, shall be valued at the last sale price on the principle exchange as of the close of regular trading on such exchange. If there have been no sales, the latest bid quotation is used.
Over-the-Counter Securities. NASDAQ National Market® securities shall be valued at the NASDAQ Official Closing Price. All other over-the-counter securities for which reliable quotations are available shall be valued at the latest bid quotation.
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Fixed income securities traded on a national securities exchange will be valued at the last sale price on such securities exchange that day. If there have been no sales, the latest bid quotation is used.
Because market quotations are generally not “readily available” for many debt securities, foreign and domestic debt securities held by the Funds may be valued by an Approved Pricing Service (“APS”), using the evaluation or other valuation methodologies used by the APS. If quotations are not available from the APS, the Adviser’s Valuation Committee shall obtain a manual price from a broker or make a fair value determination.
All Portfolios may value debt securities with a remaining maturity of 60 days or less at amortized cost.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data employed in determining valuation for such securities.
All other securities and assets will be appraised at fair value as determined by the Board of Directors.
Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of shares of a Portfolio are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and exchange rates may occur between the times at which they are determined and the close of the NYSE, which will not be reflected in the computation of net asset values. If during such periods events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the Directors of the Fund.
For purposes of determining the net asset value of shares of a Portfolio all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars based upon an exchange rate quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.
NET ASSET VALUE
(Thrivent Money Market Portfolio)
Securities held by the Thrivent Money Market Portfolio are valued on the basis of amortized cost, which involves a constant amortization of premium or accretion of discount to maturity regardless of the impact of fluctuating interest rates on the market value of the security. Amortized cost approximates market value. While this method provides certainty in valuation, it may result in periods in which the value as determined by amortized cost is higher or lower than the price the Thrivent Money Market Portfolio would receive if it sold the security.
The Thrivent Money Market Portfolio anticipates that under ordinary and usual circumstances it will be able to maintain a constant net asset value of 1.00 per share and the Thrivent Money Market Portfolio will use its best efforts to do so. However, such maintenance at 1.00 might not be possible if (1) there are changes in short-term interest rates or other factors such as unfavorable changes in the credit of issuers affecting the values of the securities held by the Thrivent Money Market Portfolio and the Thrivent Money Market Portfolio is compelled to sell such securities at a time when the prices that it is able to realize vary significantly from the values determined on the amortized cost basis or (2) the Thrivent Money Market Portfolio should have negative net income.
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TAX STATUS
The Portfolios expect to pay no federal income tax because they intend to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Portfolio must, among other requirements:
•	derive at least 90% of its gross income from dividends, interest, gains from the sale of securities, and certain other investments;
•	invest in securities within certain statutory limits; and
•	distribute at least 90% of its ordinary income to shareholders.
It is each Portfolio’s policy to distribute substantially all of its income on a timely basis, including any net realized gains on investments each year.
DISTRIBUTIONS
Dividends and capital gains distributions of each Portfolio will be reinvested in additional full and fractional shares of that Portfolio.
Dividends
Dividends are declared and paid as follows:
—declared daily and paid daily	Thrivent High Yield Portfolio
Thrivent Income Portfolio
Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Opportunity Income Plus Portfolio
—declared daily and paid monthly	Thrivent Money Market Portfolio
—declared and paid at least annually	Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Thrivent Partner Healthcare Portfolio
Thrivent Partner Emerging Markets Equity Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Low Volatility Equity Portfolio
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Thrivent Multidimensional Income Portfolio
Thrivent Growth and Income Plus Portfolio
Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Portfolio
Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by a Portfolio.
Capital Gains
While the Portfolios do not intend to engage in short-term trading, they may dispose of securities held for only a short time if Thrivent Financial or the subadviser believes it to be advisable. Such changes may result in the realization of capital gains. Each Portfolio distributes its realized gains in accordance with federal tax regulations. Distributions from any net realized capital gains will be declared and paid at least annually and in compliance with applicable regulations.
Contract owners should review the documents pertaining to their variable contracts for information regarding the personal tax consequences of purchasing such a contract.
Under existing tax law, dividends or capital gains distributions from a Portfolio are not currently taxable to holders of variable annuity contracts when left to accumulate within a variable contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, a 10% penalty tax on withdrawals before age 59½.
DESCRIPTION OF DEBT RATINGS
A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch, or, if unrated, determined by Thrivent Asset Mgt. to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:
High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by Thrivent Asset Mgt.
Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by Thrivent Asset Mgt.
Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s, BBB by S&P or Fitch and comparable securities. They are deemed predominately speculative with respect to the issuer’s ability to repay principal and interest.
The following is a description of Moody’s, S&P’s and Fitch’s rating categories applicable to fixed income securities.
Moody’s Investors Service, Inc.
Global Long-Term Obligation Ratings
Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.
Aaa:	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
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A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa:	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba:	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B:	Obligations rated B are considered speculative and are subject to high credit risk.
Caa:	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C:	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Global Short-Term Ratings
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1:	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2:	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3:	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP:	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
US Municipal Short-Term Debt and Demand Obligation Ratings
Short-Term Obligation Ratings
There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.
MIG 1:	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2:	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3:	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG:	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
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Demand Obligation Ratings
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.
VMIG 1:	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2:	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3:	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG:	This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
Standard & Poor’s Ratings Services
Long-Term Issue Credit Ratings
Issue credit ratings are based, in varying degrees, on the following considerations:
•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•	Nature of and provisions of the obligation;
•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
AAA:	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA:	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A:	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB:	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
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Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB:	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B:	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC:	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC:	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.
C:	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
D:	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
NR:	This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
Plus (+) or minus (-):	The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
Short-Term Issue Credit Ratings
A-1:	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2:	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3:	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
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B:	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.
C:	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D:	A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
Fitch, Inc.
Long-Term Credit Ratings
Investment Grade
AAA:	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA:	Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A:	High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB:	Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade
BB:	Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
B:	Highly speculative. ‘B’ ratings indicate that material credit risk is present.
CCC:	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.
CC:	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.
C:	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.
Short-Term Credit Ratings
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on
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market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.
F1:	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2:	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3:	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B:	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C:	High short-term default risk. Default is a real possibility.
RD:	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
D:	Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS
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THRIVENT SERIES FUND, INC.
PART C: OTHER INFORMATION
Item 28.	Exhibits

(a)(1)	Articles of Incorporation of the Registrant (2)
(a)(2)	Amendment to Articles of Incorporation increasing authorized shares (5)
(b)	Restated Bylaws of the Registrant (12)
(c)	Not applicable
(d)(1)	Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (4)
(d)(2)	Amendment No. 4 to Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (9)
(d)(3)	Amendment No. 5 to Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (11)
(d)(4)	Amendment No. 6 to Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (11)
(d)(5)	Amendment No. 7 to Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (13)
(d)(6)	Amendment No. 8 to Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (14)
(d)(7)	Amendment No. 9 to Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (16)
(d)(8)	Amendment No. 10 to Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (16)
(d)(9)	Amendment No. 11 to Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (16)
(d)(10)	Amendment No. 12 to Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (16)
(d)(11)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and FIAM LLC (9)
(d)(12)	Amendment No. 1 to Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and FIAM LLC (13)
(d)(13)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and T. Rowe Price Associates, Inc. (4)
(d)(14)	Amendment No. 2 to Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and T. Rowe Price Associates, Inc. (13)
(d)(15)	Form of Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Principal Global Investors, LLC (8)
(d)(16)	Amendment No. 1 to Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Principal Global Investors, LLC (9)
(d)(17)	Amendment No. 2 to the Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Principal Global Investors, LLC (13)
(d)(18)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Aberdeen Asset Management Investment Services Limited (9)
(d)(19)	Amendment No. 1 to the Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Aberdeen Asset Managers Limited (12)
(d)(20)	Amendment No. 2 to the Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Aberdeen Asset Managers Limited (15)
(d)(21)	Form of Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Sectoral Asset Management Inc. (9)
(d)(22)	Amendment No. 1 to Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Sectoral Asset Management Inc. (13)
(d)(23)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Goldman Sachs Asset Management, L.P. with respect to the Thrivent Partner Worldwide Allocation Portfolio (9)
(d)(24)	Amendment No. 1 to Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Goldman Sachs Asset Management, L.P. with respect to the Thrivent Partner Worldwide Allocation Portfolio (14)
(e)	Not applicable
(f)	Not applicable
(g)(1)	Custodian Contract between the Registrant and State Street Bank and Trust Company (2)
(g)(2)	Amendment to Custodian Contract, dated February 1, 1989 (1)
(g)(3)	Amendment to Custodian Contract, dated January 11, 1990 (1)
(g)(4)	Restated Amendment to Custodian Contract, dated October 6, 2000 (3)
(g)(5)	Master Custodian Agreement dated November 26, 2002 (14)
(g)(6)	Amendment to Master Custodian Agreement, dated December 17, 2015 (16)

(h)(1)	Expense Reimbursement Letter Agreement (16)
(h)(2)	Participation Agreement among Registrant, Thrivent Financial for Lutherans, and the Thrivent Retirement Plans (7)
(h)(3)	Participation Agreement among Registrant, Thrivent Financial for Lutherans and the separate accounts (6)
(h)(4)	Participation Agreement among Registrant, Thrivent Life Insurance Company and the separate accounts (6)
(h)(5)	Administrative Services Agreement, effective January 1, 2009, between Registrant and Thrivent Financial for Lutherans (10)
(h)(6)	Amendment No. 1 to Administration Services Agreement dated August 16, 2013 (14)
(i)	Opinion and Consent of Counsel (*)
(j)	Not Applicable
(k)	Not applicable
(l)	Not applicable
(m)	Not applicable
(n)	Not applicable
(o)	Not applicable
(p)(1)	Rule 17j-1 Code of Ethics of Registrant (16)
(p)(2)	Sarbanes-Oxley Code of Ethics of Registrant (16)
(p)(3)	Rule 17j-1 Code of Ethics of Aberdeen Asset Managers Limited (16)
(p)(4)	Rule 17j-1 Code of Ethics of Principal Global Investors, LLC (16)
(p)(5)	Rule 17j-1 Code of Ethics of FIAM LLC (16)
(p)(6)	Rule 17j-1 Code of Ethics of Sectoral Asset Management Inc. (15)
(p)(7)	Rule 17j-1 Code of Ethics of T. Rowe Price Associates, Inc. (15)
(p)(8)	Rule 17j-1 Code of Ethics of Goldman Sachs Asset Management, L.P. (15)
(q)	Powers of Attorney (*)

Filed as part of the Registration Statement as noted below and incorporated herein by reference:
*	Filed herewith
(1)	Incorporated by reference from Post-Effective Amendment No. 14 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed November 1, 1995.
(2)	Incorporated by reference from Post-Effective Amendment No. 22 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 27, 1998.
(3)	Incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 20, 2001.
(4)	Incorporated by reference from Post-Effective Amendment No. 27 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 30, 2002.
(5)	Incorporated by reference from initial Form N-14 registration statement of LB Series Fund, Inc., file no. 333-111964, filed January 16, 2004.
(6)	Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement on Form N-14 of LB Series Fund, Inc., file no. 333-111964, filed February 26, 2004.
(7)	Incorporated by reference from Post-Effective Amendment No. 33 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on April 22, 2005.
(8)	Incorporated by reference from Post-Effective Amendment No. 37 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on April 17, 2007.
(9)	Incorporated by reference from Post-Effective Amendment No. 39 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on April 25, 2008.
(10)	Incorporated by reference from Post-Effective Amendment No. 40 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on April 27, 2009.
(11)	Incorporated by reference from Post-Effective Amendment No. 41 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on February 16, 2010.
(12)	Incorporated by reference from Post-Effective Amendment No. 45 to the registration statement of Thrivent Series Fund, Inc. file no. 33-3677, filed on April 26, 2012.
(13)	Incorporated by reference from Post-Effective Amendment No. 47 to the registration statement of Thrivent Series Fund, Inc. file no. 33-3677, filed on April 29, 2013.
(14)	Incorporated by reference from Post-Effective Amendment No. 49 to the registration statement of Thrivent Series Fund, Inc. file no. 33-3677, filed on April 29, 2014.

(15)	Incorporated by reference from Post-Effective Amendment No. 51 to the registration statement of Thrivent Series Fund, Inc. file no. 33-3677, filed on April 30, 2015.
(16)	Incorporated by reference from Post-Effective Amendment No. 53 to the registration statement of Thrivent Series Fund, Inc. file no. 33-3677, filed on April 29, 2016.
Item 29.	Persons Controlled by or under Common Control with Registrant
Registrant is an open-end management investment company organized as a Minnesota corporation on February 24, 1986. Registrant’s sponsor and investment adviser, Thrivent Financial for Lutherans (“Thrivent Financial”) is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons. Thrivent Financial provides insurance coverage, financial products, services, and fraternal benefits to help enhance the lives of its members.
The following list shows the relationship of each wholly owned direct and indirect subsidiary to Thrivent Financial, except as indicated below. Financial statements of Thrivent Financial will be presented on a consolidated basis.
Thrivent Financial Entities	Primary Business	State of Organization
Thrivent Financial	Fraternal benefit society offering financial services and products	Wisconsin
Thrivent Financial Holdings, Inc.	Holding company with no independent operations	Delaware
Thrivent Trust Company	Federally chartered limited purpose trust bank	Federal Charter
Thrivent Investment Management Inc.	Broker-dealer and investment adviser	Delaware
North Meadows Investment Ltd.	Organized for the purpose of holding and investing in real estate	Wisconsin
Thrivent Financial Investor Services Inc.	Transfer agent	Pennsylvania
Thrivent Insurance Agency Inc.	Licensed life and health agency	Minnesota
Newman Financial Services, LLC	Limited Liability Company	Minnesota
NewLife Insurance Agency, LLC[5]	Limited Liability Company	Minnesota
Thrivent Life Insurance Company	Life insurance company	Minnesota
cuLearn, LLC[6]	Limited Liability Company	Delaware
PREPARE/ENRICH, LLC	Limited Liability Company	Delaware
Thrivent Asset Management, LLC[1]	Investment adviser	Delaware
Thrivent Distributors, LLC	Limited Liability Company	Delaware
White Rose GP I, LLC[2]	General partner	Delaware
White Rose Fund I Mezzanine Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund I Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund I Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP II, LLC[2]	General partner	Delaware
Thrivent White Rose Fund II Mezzanine Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund II Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund II Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP III, LLC[2]	General partner	Delaware
Thrivent White Rose Fund III Mezzanine Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund III Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund III Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP IV, LLC[2]	General partner	Delaware

Thrivent Financial Entities	Primary Business	State of Organization
Thrivent White Rose Fund IV Mezzanine Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund IV Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund IV Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP V, LLC[2]	General partner	Delaware
Thrivent White Rose Fund V Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund V Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP VI, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VI Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund VI Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP VII, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VII Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund VII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP VIII, LLC	General partner	Delaware
Thrivent White Rose Fund VIII Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund VIII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP IX, LLC	General partner	Delaware
Thrivent White Rose Fund IX Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund IX Fund of Funds, L.P.[3]	Private equity fund	Delaware
Gold Ring Holdings, LLC	Investment subsidiary	Delaware
Twin Bridge Capital Partners, LLC[4]	Managing member	Delaware
Red Heart Education Funding, LLC	Limited Liability Company	Delaware

(1)	Thrivent Asset Management, LLC (“TAM”) is a subsidiary of both Thrivent Financial Holdings, Inc. (“TFH”) and Thrivent Life Insurance Company (“TLIC”), both of which are wholly owned subsidiaries of Thrivent Financial. TFH and TLIC own respectively 80% and 20% of TAM’s membership interests.
(2)	Thrivent Financial owns a majority interest in the limited liability company and is also its managing member.
(3)	The Fund is organized for the purpose of holding investments in Thrivent Financial’s general account.
(4)	Thrivent Financial owns 49% of the managing member’s membership interests. Twin Bridge Capital Partners, LLC is the managing member of a general partner of limited partnerships.
(5)	Newman Financial Services, LLC owns a 50% membership interest in NewLife Insurance Agency, LLC.
(6)	Thrivent Financial Holdings Inc. owns 90% membership interest in cuLearn, LLC.
Item 30.	Indemnification
Section 4.01 of Registrant’s First Amended and Restated Bylaws, filed as an Exhibit to this Registration Statement, contains provisions requiring the indemnification by Registrant of its directors, officers and certain others under certain conditions. If so required, Registrant shall indemnify its trustees, officers or employees for such expenses whether or not there is an adjudication of liability, if, pursuant to Investment Company Act Release 11330, a determination is made that such person is entitled to indemnification by: (i) final decision of the court before which the proceeding was brought; or (ii) in the absence of such a decision, a reasonable determination, based on factual review, that the person is entitled to indemnification is made by: (a) a majority vote of disinterested, independent trustees; or (b) independent legal counsel in a written opinion.

Advancement of expenses incurred in defending such actions may be made pursuant to Release 11330, provided that the person undertakes to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one or more of the following conditions is met: (1) the person provides security for the undertaking; (2) Registrant is insured against losses arising by reason of any lawful advances; or (3) a majority of disinterested non-party trustees or independent legal counsel in a written opinion determines, based on review of readily available facts, that there is reason to believe the person ultimately will be found entitled to indemnification.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Registrant and its officers, employees, and agents are insured under the fidelity bond required by Rule 17g-1 of the Investment Company Act of 1940.
Item 31.	Business and Other Connections of the Investment Adviser
Thrivent Financial for Lutherans (the “Adviser”) is the investment adviser of the Registrant. The Adviser is primarily engaged in the business of a fraternal benefit society organized under Wisconsin law. Additional information about the Adviser’s financial industry activities or affiliations is set forth in the Form ADV of Adviser currently on file with the Securities and Exchange Commission (File No. 801-60701). The principal business address of the Adviser is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.
The directors and officers of the Adviser are listed below, together with their principal occupations during the past two years. (Their titles may have varied during that period.) Unless otherwise indicated, the principal business address of the individuals listed below is 625 Fourth Avenue South, Minneapolis, MN 55415.
Name, Principal Occupation and Principal Business Address	Positions and Offices with Adviser
Frank H. Moeller	Chairman
F. Mark Kuhlmann	Director
Alice M. Richter	Director
James H. Scott	Director
Frederick G. Kraegel	Director
Rev. Mark A. Jeske	Director
Kirk D. Farney	Director
Kenneth A. Carow	Director
N. Cornell Boggs	Director
Allan R. Spies	Director
Bonnie E. Raquet	Director
Kathryn V. Marinello	Director
Eric J. Draut	Director
Bradford L. Hewitt	Chief Executive Officer and Director
Teresa J. Rasmussen	President
James A. Thomsen	President, Thrivent Holdings
Randall L. Boushek	Chief Financial Officer and Treasurer
Paul R. Johnston	General Counsel and Secretary
Christopher J. Kopka	President, Thrivent Church Services Group
Susan Oberman Smith	Chief Actuary
Terry W. Timm	Chief Administrative Officer
Russell W. Swansen	Chief Investment Officer
Edward S. Dryden	Chief Compliance Officer

The business and other connections of the officers and directors of FIAM LLC are set forth in the Form ADV of FIAM LLC currently on file with the Securities and Exchange Commission (File No. 801-63658).
The business and other connections of the officers and directors of T. Rowe Price Associates, Inc. are set forth in the Form ADV of T. Rowe Price Associates, Inc. currently on file with the Securities and Exchange Commission (File No. 801-856).
The business and other connections of the officers and directors of Principal Global Investors, LLC are set forth in the Form ADV of Principal Global Investors, LLC currently on file with the Securities and Exchange Commission (File No. 801-55959).
The business and other connections of the officers and directors of Goldman Sachs Asset Management, L.P. are set forth in the Form ADV of Goldman Sachs Asset Management, L.P. on file with the Securities and Exchange Commission (File No. 801-37591).
The business and other connections of the officers and directors of Aberdeen Asset Managers Limited are set forth in the Form ADV of Aberdeen Asset Managers Limited on file with the Securities and Exchange Commission (File No. 801-75074).
The business and other connections of the officers and directors of Sectoral Asset Management Inc. are set forth in the Form ADV of Sectoral Asset Management, Inc. on file with the Securities and Exchange Commission (File No. 801-60079).
Item 32.	Principal Underwriters
Not Applicable
Item 33.	Location of Accounts and Records
The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant (either at its Minneapolis, Minnesota or Appleton, Wisconsin office) or, the Registrant’s custodian State Street Bank and Trust Company (located in Boston, Massachusetts). The relevant addresses are 625 Fourth Ave. S., Minneapolis, MN 55415; 4321 N. Ballard Rd., Appleton, WI 54919; and One Lincoln Street, Boston, MA 02111.
Item 34.	Management Services
Not Applicable
Item 35.	Undertakings
Not Applicable

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 10th day of February, 2017.
THRIVENT SERIES FUND, INC.
/s/ Michael W. Kremenak
Michael W. Kremenak Secretary and Chief Legal Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 10th day of February, 2017.
Signature	Title
/s/ David S. Royal	President and Director
David S. Royal
/s/ Gerard V. Vaillancourt	Treasurer and Principal Accounting Officer
Gerard V. Vaillancourt
*	Director
Janice B. Case
*	Director
Robert J. Chersi
*	Director
Richard A. Hauser
*	Director
Marc S. Joseph
*	Director
Paul R. Laubscher
*	Director
James A. Nussle
*	Director
Verne O. Sedlacek
*	Director
Constance L. Souders
*	Director
Russell W. Swansen

*	Michael W. Kremenak, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors of Thrivent Series Fund, Inc. pursuant to a power of attorney duly executed by such persons.

Dated: February 10, 2017	/s/ Michael W. Kremenak
Michael W. Kremenak Attorney-in-Fact

Index to Exhibits
Exhibit (i)	Opinion and Consent of Counsel
Exhibit (q)	Powers of Attorney